                                                     Registration Nos. 333-43264
                                                                       811-08561

    As filed With the Securities and Exchange Commission on December 3, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

     Pre-Effective Amendment No.    [ ]

     Post-Effective Amendment No.   [9]

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                            [X]

     Amendment No.                  [35]

          AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A Allen Parkway
                            Houston, Texas 77019-2191
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (713) 831-8470

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on December 10, 2004 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                      NOTE

This Post-Effective Amendment No. 9 to the Form N-6 Registration Statement No. 333-43264 ("Registration Statement") of American General Life Insurance Company ("Depositor") and its Separate Account VL-R ("Registrant") is being filed solely for the purposes of: (a) including in the Registration Statement supplements relating to a change in the investment options; (b) changing two of the investment options due to the reorganization of their underlying mutual fund portfolios; and (c) to generally update Part C information for the Depositor and the Registrant. All other pertinent information regarding this Registration Statement, including the Prospectus and Statement of Additional Information, as supplemented, was previously filed in Registrant's Post-Effective Amendment No. 8 on May 3, 2004, and is incorporated by reference herein.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VL-R
                            PLATINUM INVESTOR(R) III
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                       SUPPLEMENT DATED DECEMBER 10, 2004
                                       TO
                                   PROSPECTUS
                                DATED MAY 3, 2004
                        AS SUPPLEMENTED OCTOBER 29, 2004

         POLICY OWNERS WHO HAVE NO ACCUMULATION VALUE INVESTED IN EITHER INVESTMENT OPTION FUNDED BY PIONEER FUND VCT PORTFOLIO OR PIONEER GROWTH
   OPPORTUNITIES VCT PORTFOLIO ON DECEMBER 10, 2004 HAVE NO FURTHER RIGHTS TO
             THE PIONEER VARIABLE CONTRACTS TRUST INVESTMENT OPTIONS

     Effective December 10, 2004, American General Life Insurance Company is amending the prospectus for the sole purpose of changing the investment options available under the Policies. The change in investment options is due to a reorganization which provides for the transfer of Policy owners' accumulation values from the Safeco RST Core Equity Portfolio investment option to the Pioneer Fund VCT Portfolio - Class I shares investment option and from the Safeco RST Growth Opportunities Portfolio investment option to the Pioneer Growth Opportunities VCT Portfolio - Class I shares investment option. The Safeco RST Core Equity Portfolio and the Safeco RST Growth Opportunities Portfolio were liquidated following the reorganization.

1. On page 5 of the prospectus, delete the third paragraph under the section titled POLICY BENEFITS and replace it with the following:

               Any Policy owner whose accumulation value as of December 10, 2004 was invested in whole or in part in the investment option funded by the Pioneer Fund VCT Portfolio - Class I shares (formerly Safeco RST Core Equity Portfolio) or the Pioneer Growth Opportunities VCT Portfolio - Class I shares (formerly Safeco RST Growth Opportunities Portfolio) may continue to use that certain investment option for any purpose allowed under the Policy. Any Policy owner who had accumulation value invested in the Goldman Sachs Capital Growth Fund (formerly Ayco Growth Fund) on April 30, 2003, may retain the investment but cannot use the Goldman Sachs Capital Growth Fund for any other purpose except to transfer to another investment option.

2. On page 16 of the prospectus, delete the text beginning with the first paragraph through the end of the page, and replace it with the following:

     The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses before contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2003. Current and future expenses for the Funds may be higher or lower than those shown.

-----------------------------------------------------------------------------------
                          Annual Fund Fees and Expenses
                (expenses that are deducted from the Fund assets)
-----------------------------------------------------------------------------------
                             Charge                               Maximum   Minimum
-----------------------------------------------------------------------------------
Total Annual Fund Operating Expenses for all of the Funds          1.58%     0.29%
(expenses that are deducted from portfolio assets include
management fees, distribution (12b-1) fees, and other
expenses)/1/
-----------------------------------------------------------------------------------

     Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses accompanying this Policy prospectus.

----------
     /1/ Currently 8 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers expire on April 30, 2005. The impact of contractual reimbursements or fee waivers is as follows:

-----------------------------------------------------------------------------------
                             Charge                               Maximum   Minimum
-----------------------------------------------------------------------------------
Total Annual Fund Operating Expenses for all of the Funds After    1.27%     0.29%
Contractual Reimbursement or Fee Waiver
-----------------------------------------------------------------------------------

3.   On page 20 of the prospectus, delete the following entries in the table:

-----------------------------------------------------------------------------------------------------------------
                  Variable Investment Options                     Investment Adviser (sub-adviser, if applicable)
-----------------------------------------------------------------------------------------------------------------
Safeco RST Core Equity Portfolio/2/ (Not available for Policies   Safeco Asset Management Company
issued after April 30, 2003; see "Policy Benefits" on page 5 of this prospectus)
-----------------------------------------------------------------------------------------------------------------
Safeco RST Growth Opportunities Portfolio/2/ (Not available for   Safeco Asset Management Company
Policies issued after April 30, 2003; see "Policy Benefits" on page 5 of this prospectus)
-----------------------------------------------------------------------------------------------------------------

4. On page 20 of the prospectus, insert the following entries in the table below the entry for PIMCO VIT Total Return Portfolio - Administrative
     Class:

-----------------------------------------------------------------------------------------------------------------
                  Variable Investment Options                     Investment Adviser (sub-adviser, if applicable)
-----------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio - Class I shares/2/ (Not available     Pioneer Investment Management, Inc.
for Policies issued after April 30, 2003; see "Policy
Benefits" on page 5 of this prospectus)
-----------------------------------------------------------------------------------------------------------------
Pioneer Growth Opportunities VCT Portfolio - Class I shares/2/    Pioneer Investment Management, Inc.
(Not available for Policies issued after April 30, 2003; see
"Policy Benefits" on page 5 of this prospectus)
-----------------------------------------------------------------------------------------------------------------

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VL-R
                            PLATINUM INVESTOR(R) III
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                       SUPPLEMENT DATED DECEMBER 10, 2004
                                       TO
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 3, 2004

     Effective December 10, 2004, American General Life Insurance Company is amending the Statement of Additional Information ("SAI") for the purpose of modifying two opinions rendered by the independent auditor relating to the financial statements included in the registration statement and updating two references in the SAI to the independent auditor. These modifications are required pursuant to the Securities Exchange Commission's recent implementation of Auditing Standard No. 1 References in Auditors' Reports to the Standards of the Public Company Accounting Oversight Board, which require registered public accounting firms to refer to the standards of the Public Company Accounting Oversight Board in their audit reports.

     We are also amending the Policy prospectus in a separate supplement dated December 10, 2004, which is required pursuant to the change in two investment options due to a reorganization of two underlying Funds of the Policies' variable investment options.

     Beginning on page 8 of the SAI, delete the entire section titled FINANCIAL STATEMENTS and replace it with the following:

                              FINANCIAL STATEMENTS

     In 2002, due to AIG's acquisition of AGL and its affiliated companies, AGL changed its independent auditor from Ernst & Young LLP ("E&Y") located at 1401 McKinney Street, Suite 1200, 5 Houston Center, Houston, Texas 77010 to PricewaterhouseCoopers LLP ("PWC") located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678. AIG has been using PWC as its corporate-wide auditing firm.

Separate Account Financial Statements

     The statement of net assets as of December 31, 2003 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2003 of the Separate Account, appearing herein, have been audited by PWC, independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AGL Financial Statements

     The consolidated balance sheets of AGL as of December 31, 2003 and 2002 and the related statements of income, shareholder's equity, comprehensive income and cash flows for the two years ended December 31, 2003, appearing herein, have been audited by PWC, independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

     This SAI does not contain any financial statements of AGL for 2001. Due to the merger of The Old Line Life Insurance Company of America into AGL effective March 31, 2003 (see Note 1 to the AGL Consolidated Financial Statements), it was determined that the preparation of restated 2001 financial statements of AGL giving effect to the merger, as required by GAAP, was impracticable. Accordingly, the SEC staff has granted us a waiver from the requirement to present the 2001 amounts in this filing.

Index to Financial Statements

I.   Separate Account VL-R 2003 Financial Statements                       Page
                                                                         -------
Report of PricewaterhouseCoopers LLP, Independent Auditors
   (Superseded)*......................................................   VL-R 1
Statement of Net Assets as of December 31, 2003 and Statement of
   Operations for the year ended December 31, 2003....................   VL-R 2
Statement of Changes in Net Assets for the years ended
   December 31, 2003 and 2002.........................................   VL-R 21
Notes to Financial Statements.........................................   VL-R 40
Report of PricewaterhouseCoopers LLP, Independent Registered Public
   Accounting Firm....................................................   VL-R 97

II.  AGL 2003 Consolidated Financial Statements                           Page
                                                                         ------
You should consider the financial statements of AGL that we include in this SAI primarily as bearing on the ability of AGL to meet its obligations under the Policies.

Report of PricewaterhouseCoopers LLP, Independent Auditors
   (Superseded)*......................................................   F - 1
Consolidated Balance Sheets as of December 31, 2003 and 2002..........   F - 2
Consolidated Statements of Income for the years ended
   December 31, 2003 and 2002.........................................   F - 4
Consolidated Statements of Shareholder's Equity for the years ended
     December 31, 2003 and 2002.......................................   F - 5
Consolidated Statements of Comprehensive Income for the years ended
     December 31, 2003 and 2002.......................................   F - 6
Consolidated Statements of Cash Flows for the years ended
   December 31, 2003 and 2002.........................................   F - 7
Notes to Consolidated Financial Statements............................   F - 9
Report of PricewaterhouseCoopers LLP, Independent Registered Public
   Accounting Firm....................................................   F - 52

     * On May 14, 2004, the Securities and Exchange Commission granted approval of the proposed Auditing Standard No. 1, References in Auditors' Reports to the Standards of the Public Company Accounting Oversight Board, pursuant to Sections 101, 103 and 107 of the Sarbanes-Oxley Act of 2002. This Auditing Standard No. 1 requires registered public accounting firms to refer to the standards of the Public Company Accounting Oversight Board in their audit reports, rather than to U.S. generally accepted auditing standards.

     Accordingly, our auditors have provided an updated opinion, as required by Auditing Standard No. 1, which supersedes the opinion dated April 6, 2004 as included at VL-R 1 and the opinion dated April 14, 2004 as included at F-1. Their updated opinions on these financial statements are included at VL-R 97 and F-52 respectively.

[LOGO OF AIG AMERICAN GENERAL]

                                               Variable Universal Life Insurance
                                                           Separate Account VL-R


                                                                            2003
                                                                   Annual Report

                                                               December 31, 2003


                                         American General Life Insurance Company
                          A member company of American International Group, Inc.

[Letterhead of PricewaterhouseCoopers]
--------------------------------------------------------------------------------
                                                      PricewaterhouseCoopers LLP
                                                      Suite 2900
                                                      1201 Lousiana
                                                      Houston, TX 77002-5678
                                                      Telephone (713)356-4000

                         Report of Independent Auditors

To the Board of Directors of American General Life Insurance Company and Policy Owners of American General Life Insurance Company Separate Account VL-R

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of American General Life Insurance Company Separate Account VL-R (the "Separate Account") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the investment companies, provide a reasonable basis for our opinion. The financial highlights as of and for the year ended December 31, 2001 were audited by other independent auditors whose report dated March 7, 2002, expressed an unqualified opinion thereon.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------

April 6, 2004

                                      VL-R
                                        1

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                                                                             Alger
                                                                                            American
                                          AIM V.I.         AIM V.I.         AIM V.I.        Leveraged
                                          Capital       International       Premier          AllCap
                                        Appreciation    Growth Fund -       Equity         Portfolio -
                                        Fund - Series      Series I      Fund - Series       Class O
                                          I shares         shares           I shares         Shares
                                          Division        Division          Division        Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $            0   $    4,395,123   $   11,964,389   $      234,433
   Due from (to) American General
    Life Insurance Company                          0               81              300               10
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $            0   $    4,395,204   $   11,964,689   $      234,443
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $       20,828   $       32,920   $            0
   Mortality and expense risk and
    administrative charges                          0          (25,667)         (75,960)             (41)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                        0           (4,839)         (43,040)             (41)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                     0         (593,810)      (1,581,995)              74
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0        1,535,463        3,957,612            3,670
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                              0          941,653        2,375,617            3,744
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $            0   $      936,814   $    2,332,577   $        3,703
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                        2

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R


                                           Alger
                                          American                                        Credit Suisse
                                        MidCap Growth      American                         Small Cap
                                        Portfolio -       Century VP                         Growth
                                       Class O Shares     Value Fund      Ayco Growth       Portfolio
                                          Division         Division      Fund Division       Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $      302,627   $    9,629,559   $            0   $    1,269,377
   Due from (to) American General
    Life Insurance Company                          9              214                0               37
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $      302,636   $    9,629,773   $            0   $    1,269,414
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $       64,067   $       30,008   $            0
   Mortality and expense risk and
    administrative charges                       (468)         (50,759)         (36,439)          (5,108)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                     (468)          13,308           (6,431)          (5,108)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                 3,238         (113,748)      (1,915,469)             566
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments              23,049        2,076,101        3,756,480          298,373
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                         26,287        1,962,353        1,841,011          298,939
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $       25,819   $    1,975,661   $    1,834,580   $      293,831
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                        3

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                                         Dreyfus VIF                      Fidelity VIP
                                         Dreyfus IP       Developing      Dreyfus VIF     Asset Manager
                                        MidCap Stock        Leaders       Quality Bond     Portfolio -
                                        Portfolio -      Portfolio -      Portfolio -        Service
                                       Initial shares   Initial shares   Initial shares      Class 2
                                          Division         Division         Division        Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    2,859,569   $   10,150,805   $    7,737,897   $    3,723,833
   Due from (to) American General
    Life Insurance Company                         70              231              107               58
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    2,859,639   $   10,151,036   $    7,738,004   $    3,723,891
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $        6,859   $        2,865   $      456,171   $       84,976
   Mortality and expense risk and
    administrative charges                    (14,957)         (61,349)         (56,340)         (21,367)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   (8,098)         (58,484)         399,831           63,609
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                15,841         (182,784)          28,230           (8,047)
   Capital gain distributions from
    mutual funds                                    0                0           17,341                0
   Net unrealized appreciation
    (depreciation) of investments             603,728        2,772,382         (124,635)         419,961
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        619,569        2,589,598          (79,064)         411,914
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      611,471   $    2,531,114   $      320,767   $      475,523
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                        4

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                        Fidelity VIP     Fidelity VIP     Fidelity VIP     Fidelity VIP
                                        Contrafund      Equity-Income        Growth          Mid Cap
                                        Portfolio -      Portfolio -      Portfolio -      Portfolio -
                                          Service          Service          Service          Service
                                          Class 2          Class 2          Class 2          Class 2
                                         Division         Division          Division        Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    9,293,612   $   11,352,744   $    8,798,643   $      325,435
   Due from (to) American General
    Life Insurance Company                        276              226              196               10
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    9,293,888   $   11,352,970   $    8,798,839   $      325,445
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $       22,289   $      143,974   $        8,638   $            0
   Mortality and expense risk and
    administrative charges                    (55,011)         (64,310)         (52,618)            (438)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (32,722)          79,664          (43,980)            (438)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               226,646         (172,182)        (334,820)             119
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments           2,022,921        2,900,788        2,738,235           27,990
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                      2,249,567        2,728,606        2,403,415           28,109
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $    2,216,845   $    2,808,270   $    2,359,435   $       27,671
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                        5

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                                           Franklin
                                                         Templeton -
                                          Franklin         Franklin         Franklin         Franklin
                                        Templeton -         Small         Templeton -      Templeton -
                                          Franklin        Cap Value       Franklin U.S.    Mutual Shares
                                         Small Cap        Securities       Government       Securities
                                       Fund - Class 2   Fund - Class 2   Fund - Class 2   Fund - Class 2
                                          Division         Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $      135,304   $      243,988   $   11,754,825   $    5,991,559
   Due from (to) American General
    Life Insurance Company                          5               11              261              152
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $      135,309   $      243,999   $   11,755,086   $    5,991,711
                                       ==============   =============    ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $            5   $      476,091   $       51,779
   Mortality and expense risk and
    administrative charges                       (870)            (338)         (66,302)         (35,210)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                     (870)            (333)         409,789           16,569
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                  (416)             714          (20,622)          18,441
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments              35,509           29,112         (230,914)       1,104,782
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                         35,093           29,826         (251,536)       1,123,223
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $       34,223   $       29,493   $      158,253   $    1,139,792
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                        6

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                          Franklin                                         Janus Aspen
                                         Templeton -       Franklin                           Series
                                         Templeton       Templeton -                       International
                                         Developing       Templeton                          Growth
                                          Markets          Foreign       Goldman Sachs     Portfolio -
                                         Securities       Securities        Capital          Service
                                       Fund - Class 2   Fund - Class 2    Growth Fund        Shares
                                         Division          Division         Division        Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $            0   $    6,509,112   $    8,501,063   $    2,140,069
   Due from (to) American General
    Life Insurance Company                          0              193              119               28
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $            0   $    6,509,305   $    8,501,182   $    2,140,097
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $       85,094   $            0   $       16,560
   Mortality and expense risk and
    administrative charges                          0          (35,589)          (1,352)         (11,916)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                        0           49,505           (1,352)           4,644
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                     0           26,313              269          (50,569)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0        1,404,968          186,155          577,849
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                              0        1,431,281          186,424          527,280
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $            0   $    1,480,786   $      185,072   $      531,924
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                        7

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                                         Janus Aspen
                                        Janus Aspen        Series
                                         Series Mid       Worldwide
                                         Cap Growth        Growth
                                        Portfolio -      Portfolio -        JPMorgan         JPMorgan
                                          Service          Service        Mid Cap Value   Small Company
                                          Shares           Shares           Portfolio       Portfolio
                                         Division         Division          Division        Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    2,087,464   $    3,410,017   $      122,094   $      808,258
   Due from (to) American General
    Life Insurance Company                         49               58                3               29
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    2,087,513   $    3,410,075   $      122,097   $      808,287
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $       23,686   $            0   $            0
   Mortality and expense risk and
    administrative charges                    (10,749)         (19,046)            (201)          (3,626)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (10,749)           4,640             (201)          (3,626)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               (27,446)        (108,229)               0            1,128
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             504,583          717,239           10,159          175,505
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        477,137          609,010           10,159          176,633
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      466,388   $      613,650   $        9,958   $      173,007
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                        8

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                          MFS VIT
                                          Capital          MFS VIT           MFS VIT       MFS VIT New
                                       Opportunities       Emerging         Investors       Discovery
                                          Series        Growth Series     Trust Series       Series
                                          Division         Division         Division        Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    3,294,729   $   10,890,807   $            0   $    3,082,073
   Due from (to) American General
    Life Insurance Company                         90              146                0               73
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    3,294,819   $   10,890,953   $            0   $    3,082,146
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $        6,095   $            0   $            0   $            0
   Mortality and expense risk and
    administrative charges                    (18,607)         (63,944)               0          (16,667)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (12,512)         (63,944)               0          (16,667)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               (76,292)      (1,772,200)               0          (77,770)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             748,094        4,119,769                0          763,494
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        671,802        2,347,569                0          685,724
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      659,290   $    2,283,625   $            0   $      669,057
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                        9

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                                                           Neuberger
                                                                          Berman AMT        Neuberger
                                           MFS VIT          MFS VIT         Mid-Cap         Berman AMT
                                          Research       Total Return       Growth           Partners
                                           Series           Series         Portfolio        Portfolio
                                          Division         Division        Division          Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    1,284,913   $      752,768   $    1,861,300   $      116,590
   Due from (to) American General
    Life Insurance Company                         34               15               43                4
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    1,284,947   $      752,783   $    1,861,343   $      116,594
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $        6,310   $       11,373   $            0   $            0
   Mortality and expense risk and
    administrative charges                     (6,949)          (5,098)         (12,820)            (788)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                     (639)           6,275          (12,820)            (788)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               (31,868)          (5,273)         (59,197)            (226)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             260,832           96,968          622,686           30,029
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        228,964           91,695          563,489           29,803
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      228,325   $       97,970   $      550,669   $       29,015
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                                          One Group
                                          One Group       Investment       One Group
                                          Investment        Trust          Investment      Oppenheimer
                                        Trust Equity      Large Cap      Trust Mid Cap       Global
                                           Index           Growth           Growth         Securities
                                         Portfolio        Portfolio        Portfolio        Fund/VA
                                         Division         Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $            0                0   $            0   $      177,631
   Due from (to) American General
    Life Insurance Company                          0                0                0                6
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $            0   $            0   $            0   $      177,637
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $            0   $            0   $            0
   Mortality and expense risk and
    administrative charges                          0                0                0             (134)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                        0                0                0             (134)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                     0                0                0              659
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0                0                0           19,921
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                              0                0                0           20,580
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $            0   $            0   $            0   $       20,446
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       11

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R


                                                         Oppenheimer       PIMCO VIT         PIMCO VIT
                                        Oppenheimer        Multiple       Real Return       Short-Term
                                        High Income       Strategies      Portfolio -      Portfolio -
                                          Fund/VA          Fund/VA       Administrative   Administrative
                                          Division         Division      Class Division   Class Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $       71,478   $      116,380   $    8,516,017   $    4,496,759
   Due from (to) American General
    Life Insurance Company                          0                3              377               28
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $       71,478   $      116,383   $    8,516,394   $    4,496,787
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $        8,307   $            0   $      303,547   $       65,812
   Mortality and expense risk and
    administrative charges                       (565)             (91)         (49,152)         (28,360)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                    7,742              (91)         254,395           37,452
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                (8,505)               8          304,617            4,733
   Capital gain distributions from
    mutual funds                                    0                0           52,887            5,940
   Net unrealized appreciation
    (depreciation) of investments              17,487            6,321          (53,420)           1,466
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                          8,982            6,329          304,084           12,139
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $       16,724   $        6,238   $      558,479   $       49,591
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       12

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                                                                            Putnam VT
                                         PIMCO VIT        Putnam VT        Putnam VT      International
                                        Total Return    Diversified      Growth and        Growth and
                                         Portfolio -    Income Fund -    Income Fund -    Income Fund -
                                       Administrative      Class IB         Class IB         Class IB
                                       Class Division      Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $   10,740,353   $    5,869,329   $   14,520,974   $    5,063,138
   Due from (to) American General
    Life Insurance Company                        270              (34)             242               25
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $   10,740,623   $    5,869,295   $   14,521,216   $    5,063,163
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $      319,709   $      360,898   $      199,110   $       78,463
   Mortality and expense risk and
    administrative charges                    (68,492)         (23,395)         (72,349)         (32,690)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  251,217          337,503          126,761           45,773
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                75,409          (10,841)        (366,503)          28,250
   Capital gain distributions from
    mutual funds                               44,719                0                0                0
   Net unrealized appreciation
    (depreciation) of investments              17,793          444,180        3,033,842        1,725,291
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        137,921          433,339        2,667,339        1,753,541
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      389,138   $      770,842   $    2,794,100   $    1,799,314
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       13

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                         Putnam VT
                                         Small Cap        Putnam VT        Putnam VT       SAFECO RST
                                        Value Fund -     Vista Fund -       Voyager        Core Equity
                                          Class IB         Class IB       Fund - Class      Portfolio
                                          Division         Division       IB Division       Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $      407,000   $       73,077   $      266,767   $    3,156,601
   Due from (to) American General
    Life Insurance Company                         15                9                8              (33)
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $      407,015   $       73,086   $      266,775   $    3,156,568
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $        1,095   $            0   $          894   $       27,561
   Mortality and expense risk and
    administrative charges                     (2,564)            (335)          (1,674)         (20,970)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                   (1,469)            (335)            (780)           6,591
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                 1,539              (23)         (19,611)        (246,197)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             132,063           17,731           63,728          878,719
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        133,602           17,708           44,117          632,522
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      132,133   $       17,373   $       43,337   $      639,113
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       14

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                         SAFECO RST         Scudder                        Scudder VIT
                                           Growth       International    Scudder Small     EAFE Equity
                                       Opportunities      Research         Cap Value      Index Fund -
                                          Portfolio       Portfolio        Portfolio        Class A
                                          Division        Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    5,028,994   $            0   $            0   $            0
   Due from (to) American General
    Life Insurance Company                         20                0                0                0
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    5,029,014   $            0   $            0   $            0
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $            0   $            0   $            0
   Mortality and expense risk and
    administrative charges                    (29,697)               0                0                0
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (29,697)               0                0                0
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (419,891)               0                0                0
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments           1,933,768                0                0                0
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                      1,513,877                0                0                0
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $    1,484,180   $            0   $            0   $            0
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       15

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                                         SunAmerica -     SunAmerica -
                                        Scudder VIT       Aggressive      SunAmerica       UIF Equity
                                        Equity 500          Growth         Balanced          Growth
                                       Index Fund -      Portfolio -      Portfolio -      Portfolio -
                                         Class A          Class 1          Class 1          Class I
                                         Division         Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $       15,466   $      243,944   $      361,206   $    3,766,040
   Due from (to) American General
    Life Insurance Company                        (18)              12               60               31
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $       15,448   $      243,956   $      361,266   $    3,766,071
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $          156   $            0   $        6,187   $            0
   Mortality and expense risk and
    administrative charges                        (68)            (955)          (1,314)         (25,672)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                       88             (955)           4,873          (25,672)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                  (117)             889               18         (808,862)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments               3,269           30,987           27,522        1,605,587
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                          3,152           31,876           27,540          796,725
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $        3,240   $       30,921   $       32,413   $      771,053
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       16

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                          UIF High          VALIC                            VALIC
                                           Yield         Company I -        VALIC          Company I -
                                        Portfolio -     International    Company I -       Money Market
                                          Class I       Equities Fund    Mid Cap Index       I Fund
                                          Division         Division      Fund Division      Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    1,812,256   $    1,854,246   $   13,397,850    $  36,676,878
   Due from (to) American General
    Life Insurance Company                        (84)             195              320              800
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    1,812,172   $    1,854,441   $   13,398,170    $  36,677,678
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $       22,317   $       72,765    $     240,646
   Mortality and expense risk and
    administrative charges                    (11,182)         (10,538)         (75,373)        (279,646)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (11,182)          11,779           (2,608)         (39,000)
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               (71,559)        (188,763)        (420,348)               0
   Capital gain distributions from
    mutual funds                                    0                0          101,586                0
   Net unrealized appreciation
    (depreciation) of investments             430,126          576,934        3,596,532                0
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        358,567          388,171        3,277,770                0
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      347,385   $      399,950   $    3,275,162   ($      39,000)
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       17

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R


                                           VALIC           VALIC            VALIC
                                        Company I -      Company I -      Company I -        VALIC
                                         Nasdaq-100       Science &        Small Cap       Company I -
                                           Index         Technology         Index          Stock Index
                                       Fund Division    Fund Division    Fund Division    Fund Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    2,943,249   $      927,054   $    3,649,280   $   43,966,387
   Due from (to) American General
    Life Insurance Company                        104               (7)             102            1,048
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $    2,943,353   $      927,047   $    3,649,382   $   43,967,435
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $            0   $       13,500   $      510,613
   Mortality and expense risk and
    administrative charges                    (14,653)          (4,284)         (16,688)        (248,791)
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                  (14,653)          (4,284)          (3,188)         261,822
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                              (153,402)         (20,757)         (52,742)      (2,794,127)
   Capital gain distributions from
    mutual funds                                    0                0                0          120,686
   Net unrealized appreciation
    (depreciation) of investments             960,016          285,268        1,005,025       11,335,046
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        806,614          264,511          952,283        8,661,605
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      791,961   $      260,227   $      949,095   $    8,923,427
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       18

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                         Van Kampen                        Van Kampen       Van Kampen
                                       LIT Emerging       Van Kampen       LIT Growth      LIT Stategic
                                          Growth        LIT Government     and Income         Stock
                                        Portfolio -       Portfolio -      Portfolio -      Portfolio -
                                          Class I           Class I         Class I          Class I
                                         Division          Division         Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $       59,393   $      163,214   $    3,820,252   $            0
   Due from (to) American General
    Life Insurance Company                          0               10              116                0
                                       --------------   --------------   --------------   --------------
NET ASSETS                             $       59,393   $      163,224   $    3,820,368   $            0
                                       ==============   ==============   ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $            0   $        6,162   $       26,136   $            0
   Mortality and expense risk and
    administrative charges                       (417)          (1,020)         (20,267)               0
                                       --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                     (417)           5,142            5,869                0
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                               (21,092)             577          (74,987)               0
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments              34,653           (4,265)         800,092                0
                                       --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                         13,561           (3,688)         725,105                0
                                       --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $       13,144   $        1,454   $      730,974   $            0
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                        Vanguard VIF
                                         High Yield      Vanguard VIF
                                            Bond          REIT Index
                                          Portfolio        Portfolio
                                          Division         Division
STATEMENT OF NET ASSETS
December 31, 2003
ASSETS:
   Investment securities - at market   $    4,294,466   $    6,097,988
   Due from (to) American General
    Life Insurance Company                         65              158
                                       --------------   --------------
NET ASSETS                             $    4,294,531   $    6,098,146
                                       ==============   ==============
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
NET INVESTMENT INCOME (LOSS):
   Dividends from mutual funds         $      175,451   $      151,378
   Mortality and expense risk and
    administrative charges                    (21,121)         (30,733)
                                       --------------   --------------
NET INVESTMENT INCOME (LOSS)                  154,330          120,645
                                       --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments                                32,404           29,227
   Capital gain distributions from
    mutual funds                                    0          112,869
   Net unrealized appreciation
    (depreciation) of investments             288,914        1,118,953
                                       --------------   --------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS                        321,318        1,261,049
                                       --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS             $      475,648   $    1,381,694
                                       ==============   ==============

See accompanying notes.
                                      VL-R
                                       20

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                                                                              Alger
                                          AIM V.I.                                           American
                                           Capital         AIM V.I.         AIM V.I.         Leveraged
                                        Appreciation    International       Premier           AllCap
                                           Fund -       Growth Fund -    Equity Fund -      Portfolio -
                                          Series I         Series I         Series I          Class O
                                           shares           shares           shares           Shares
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)         $           0   ($       4,839)  ($      43,040)  ($          41)
   Net realized gain (loss) on
    investments                                     0         (593,810)      (1,581,995)              74
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0        1,535,463        3,957,612            3,670
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                          0          936,814        2,332,577            3,703
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                     0          993,314        2,893,233            7,670
   Net transfers from (to) other
    Divisions or fixed rate option                  0         (115,158)        (269,225)         228,598
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                         0         (551,493)      (1,877,618)          (4,623)
   Administrative charges                           0          (35,209)        (111,346)            (353)
   Policy loans                                     0          (26,827)         (95,683)            (552)
   Terminations and withdrawals                     0         (276,223)        (742,081)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                       0          (11,596)        (202,720)         230,740
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                             0          925,218        2,129,857          234,443
NET ASSETS:
   Beginning of year                                0        3,469,986        9,834,832                0
                                       --------------   --------------   --------------   --------------
   End of year                          $           0    $   4,395,204    $  11,964,689    $     234,443
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($          18)  ($       4,701)  ($      45,337)   $           0
   Net realized gain (loss) on
    investments                                (2,823)        (719,072)      (1,867,250)               0
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments               2,179           57,613       (2,564,149)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                       (662)        (666,160)      (4,476,736)               0
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                     0        1,294,282        4,146,666                0
   Net transfers from (to) other
    Divisions or fixed rate option                 59          (39,712)        (247,458)               0
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                      (126)        (615,430)      (2,075,303)               0
   Administrative charges                           0          (41,964)        (148,848)               0
   Policy Loans                                     0          (64,923)         (43,622)               0
   Terminations and withdrawals                (4,141)        (306,569)        (776,285)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  (4,208)         225,684          855,150                0
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        (4,870)        (440,476)      (3,621,586)               0
NET ASSETS:
   Beginning of year                            4,870        3,910,462       13,456,418                0
                                       --------------   --------------   --------------   --------------
   End of year                          $           0    $   3,469,986    $   9,834,832    $           0
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       21

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                           Alger
                                          American                                            Credit
                                       MidCap Growth                                          Suisse
                                        Portfolio -        American                          Small Cap
                                           Class O        Century VP                          Growth
                                           Shares         Value Fund      Ayco Growth       Portfolio
                                          Division         Division      Fund Division       Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($         468)  $       13,308   ($       6,431)  ($       5,108)
   Net realized gain (loss) on
    investments                                 3,238         (113,748)      (1,915,469)             566
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments              23,049        2,076,101        3,756,480          298,373
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     25,819        1,975,661        1,834,580          293,831
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                16,326        1,933,044           43,307          226,793
   Net transfers from (to) other
    Divisions or fixed rate option            270,505        2,411,560       (8,523,709)         440,490
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                    (9,040)      (1,066,847)        (566,235)        (112,769)
   Administrative charges                        (816)         (91,943)          (2,459)         (10,793)
   Policy loans                                   185         (105,937)             272            1,284
   Terminations and withdrawals                  (343)        (610,640)          (8,938)         (26,394)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 276,817        2,469,237       (9,057,762)         518,611
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       302,636        4,444,898       (7,223,182)         812,442
NET ASSETS:
   Beginning of year                                0        5,184,875        7,223,182          456,972
                                       --------------   --------------   --------------   --------------
   End of year                          $     302,636   $    9,629,773    $           0    $   1,269,414
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)         $           0   $      150,742   ($      12,864)  ($       3,542)
   Net realized gain (loss) on
    investments                                     0          (73,600)        (214,090)         (36,230)
   Capital gain distributions from
    mutual funds                                    0            9,080                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0         (729,490)      (2,624,547)        (159,536)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                          0         (643,268)      (2,851,501)        (199,308)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                     0        1,298,906        1,432,876          154,113
   Net transfers from (to) other
    Divisions or fixed rate option                  0        3,310,913        2,415,380          129,005
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                         0         (582,368)        (578,108)         (76,635)
   Administrative charges                           0          (59,299)         (89,109)          (7,362)
   Policy Loans                                     0         (398,602)            (725)           1,437
   Terminations and withdrawals                     0         (100,020)          (7,212)            (524)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                       0        3,469,530        3,173,102          200,034
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                             0        2,826,262          321,601              726
NET ASSETS:
   Beginning of year                                0        2,358,613        6,901,581          456,246
                                       --------------   --------------   --------------   --------------
   End of year                          $           0   $    5,184,875    $   7,223,182    $     456,972
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       22

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                                         Dreyfus VIF
                                         Dreyfus IP      Developing       Dreyfus VIF      Fidelity VIP
                                        MidCap Stock       Leaders        Quality Bond    Asset Manager
                                        Portfolio -       Portfolio -      Portfolio -      Portfolio -
                                           Initial         Initial          Initial          Service
                                           shares           shares           shares          Class 2
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($       8,098)  ($      58,484)  $      399,831   $       63,609
   Net realized gain (loss) on
    investments                                15,841         (182,784)          28,230           (8,047)
   Capital gain distributions from
    mutual funds                                    0                0           17,341                0
   Net unrealized appreciation
    (depreciation) of investments             603,728        2,772,382         (124,635)         419,961
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    611,471        2,531,114          320,767          475,523
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                               673,023        2,503,579        1,567,678          565,088
   Net transfers from (to) other
    Divisions or fixed rate option            295,454          287,248           99,791          974,862
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                  (363,758)      (1,243,407)      (1,009,427)        (387,659)
   Administrative charges                     (32,326)        (106,929)         (70,077)         (26,659)
   Policy loans                                (1,791)         (86,656)        (225,675)         389,292
   Terminations and withdrawals               (24,024)      (1,409,821)        (596,804)        (582,833)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 546,578          (55,986)        (234,514)         932,091
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     1,158,049        2,475,128           86,253        1,407,614
NET ASSETS:
   Beginning of year                        1,701,590        7,675,908        7,651,751        2,316,277
                                       --------------   --------------   --------------   --------------
   End of year                          $   2,859,639    $  10,151,036   $    7,738,004   $    3,723,891
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($       2,990)  ($      51,760)  $      350,583   $        7,894
   Net realized gain (loss) on
    investments                                (2,154)      (1,983,843)         178,135          (16,496)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments            (188,669)         336,267          (12,194)         (83,076)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (193,813)      (1,699,336)         516,524          (91,678)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                               435,104        2,382,413        1,799,886          366,530
   Net transfers from (to) other
    Divisions or fixed rate option            832,978        1,730,475         (357,026)       1,903,125
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                  (255,483)      (1,205,289)        (934,180)        (196,045)
   Administrative charges                     (21,290)         (92,580)         (69,421)         (17,356)
   Policy Loans                               (17,833)        (200,691)         115,150           32,090
   Terminations and withdrawals                (4,039)      (1,451,484)      (2,473,037)         (45,115)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 969,437        1,162,844       (1,918,628)       2,043,229
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       775,624         (536,492)      (1,402,104)       1,951,551
NET ASSETS:
   Beginning of year                          925,966        8,212,400        9,053,855          364,726
                                       --------------   --------------   --------------   --------------
   End of year                          $   1,701,590    $   7,675,908   $    7,651,751   $    2,316,277
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       23

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                        Fidelity VIP     Fidelity VIP     Fidelity VIP     Fidelity VIP
                                         Contrafund     Equity-Income       Growth           Mid Cap
                                         Portfolio -     Portfolio -      Portfolio -      Portfolio -
                                           Service          Service          Service          Service
                                           Class 2          Class 2          Class 2          Class 2
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      32,722)  $       79,664   ($      43,980)  ($         438)
   Net realized gain (loss) on
    investments                               226,646         (172,182)        (334,820)             119
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments           2,022,921        2,900,788        2,738,235           27,990
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                  2,216,845        2,808,270        2,359,435           27,671
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                             2,107,417        2,363,111        2,194,072           23,093
   Net transfers from (to) other
    Divisions or fixed rate option          2,236,877        2,127,316        1,244,332          281,977
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                (1,041,103)      (1,086,303)      (1,020,329)          (6,292)
   Administrative charges                    (101,730)        (114,113)        (107,447)          (1,004)
   Policy loans                               (92,869)           6,155           (9,205)               0
   Terminations and withdrawals            (2,461,920)      (2,436,613)      (2,518,247)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 646,672          859,553         (216,824)         297,774
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     2,863,517        3,667,823        2,142,611          325,445
NET ASSETS:
   Beginning of year                        6,430,371        7,685,147        6,656,228                0
                                       --------------   --------------   --------------   --------------
   End of year                          $   9,293,888   $   11,352,970    $   8,798,839    $     325,445
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($       3,433)  $       57,787   ($      29,704)   $           0
   Net realized gain (loss) on
    investments                               (72,725)        (271,361)        (133,229)               0
   Capital gain distributions from
    mutual funds                                    0          126,755                0                0
   Net unrealized appreciation
    (depreciation) of investments            (606,601)      (1,450,751)      (2,054,440)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (682,759)      (1,537,570)      (2,217,373)               0
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                             3,510,995        4,047,379        1,447,237                0
   Net transfers from (to) other
    Divisions or fixed rate option            868,929          512,539        5,014,912                0
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                  (559,508)        (809,034)        (797,698)               0
   Administrative charges                    (209,566)        (239,140)         (71,732)               0
   Policy Loans                              (361,800)          83,174           11,127                0
   Terminations and withdrawals               (34,456)        (252,348)        (132,239)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                               3,214,594        3,342,570        5,471,607                0
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     2,531,835        1,805,000        3,254,234                0
NET ASSETS:
   Beginning of year                        3,898,536        5,880,147        3,401,994                0
                                       --------------   --------------   --------------   --------------
   End of year                          $   6,430,371   $    7,685,147    $   6,656,228    $           0
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       24

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                                          Franklin
                                                         Templeton -
                                          Franklin        Franklin         Franklin         Franklin
                                         Templeton -        Small         Templeton -      Templeton -
                                          Franklin         Cap Value      Franklin U.S.   Mutual Shares
                                            Small         Securities       Government       Securities
                                         Cap Fund -         Fund -           Fund -           Fund -
                                           Class 2          Class 2          Class 2          Class 2
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($         870)  ($         333)  $      409,789    $      16,569
   Net realized gain (loss) on
    investments                                  (416)             714          (20,622)          18,441
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments              35,509           29,112         (230,914)       1,104,782
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     34,223           29,493          158,253        1,139,792
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                 5,767           19,349          490,325          248,378
   Net transfers from (to) other
    Divisions or fixed rate option              6,443          201,273        3,185,489          665,193
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                    (3,612)          (4,995)        (848,459)        (410,405)
   Administrative charges                           0             (876)         (24,478)         (11,828)
   Policy loans                                   (44)            (245)          (2,967)            (644)
   Terminations and withdrawals                  (124)               0          (83,914)        (105,409)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                   8,430          214,506        2,715,996          385,285
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        42,653          243,999        2,874,249        1,525,077
NET ASSETS:
   Beginning of year                           92,656                0        8,880,837        4,466,634
                                       --------------   --------------   --------------   --------------
   End of year                          $     135,309    $     243,999   $   11,755,086    $   5,991,711
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($         401)   $           0   $      874,503   ($      6,533)
   Net realized gain (loss) on
    investments                                (7,085)               0          (24,566)          (1,429)
   Capital gain distributions from
    mutual funds                                    0                0                0            2,874
   Net unrealized appreciation
    (depreciation) of investments             (26,248)               0          152,493           70,209
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    (33,734)               0        1,002,430           65,121
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                 5,110                0           36,239           26,176
   Net transfers from (to) other
    Divisions or fixed rate option             83,801                0        8,781,219        4,472,003
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                    (5,812)               0         (936,574)         (95,318)
   Administrative charges                           0                0           (1,767)          (1,349)
   Policy Loans                                   220                0             (710)               1
   Terminations and withdrawals                (8,353)               0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  74,966                0        7,878,407        4,401,513
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        41,232                0        8,880,837        4,466,634
NET ASSETS:
   Beginning of year                           51,424                0                0                0
                                       --------------   --------------   --------------   --------------
   End of year                          $      92,656   $            0   $    8,880,837    $   4,466,634
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       25

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                         Franklin
                                        Templeton -       Franklin                         Janus Aspen
                                         Templeton       Templeton -                         Series
                                         Developing       Templeton                       International
                                           Markets         Foreign          Goldman          Growth
                                         Securities       Securities          Sachs        Portfolio -
                                           Fund -           Fund -           Capital          Service
                                           Class 2          Class 2        Growth Fund        Shares
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $            0    $      49,505   ($       1,352)  $        4,644
   Net realized gain (loss) on
    investments                                     0           26,313              269          (50,569)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0        1,404,968          186,155          577,849
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                          0        1,480,786          185,072          531,924
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                     0          231,810                0          552,095
   Net transfers from (to) other
    Divisions or fixed rate option                  0          856,708        8,330,325          104,648
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                         0         (397,656)         (13,551)        (210,933)
   Administrative charges                           0           (9,953)             (15)         (26,519)
   Policy loans                                     0           (4,301)               0          (30,308)
   Terminations and withdrawals                     0           (5,539)            (649)         (45,629)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                       0          671,069        8,316,110          343,354
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                             0        2,151,855        8,501,182          875,278
NET ASSETS:
   Beginning of year                                0        4,357,450                0        1,264,819
                                       --------------   --------------   --------------   --------------
   End of year                         $            0    $   6,509,305    $   8,501,182   $    2,140,097
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $           34   ($       6,631)   $           0   $          445
   Net realized gain (loss) on
    investments                                  (435)          (8,250)               0         (165,484)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                 394          101,832                0         (244,489)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                         (7)          86,951                0         (409,528)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                     0           25,122                0          519,553
   Net transfers from (to) other
    Divisions or fixed rate option               (373)       4,330,002                0          334,006
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                    (1,038)         (92,212)               0         (202,456)
   Administrative charges                           0           (1,006)               0          (25,378)
   Policy Loans                                     0              163                0           13,026
   Terminations and withdrawals                  (670)             192                0          (20,624)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  (2,081)       4,262,261                0          618,127
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        (2,088)       4,349,212                0          208,599
NET ASSETS:
   Beginning of year                            2,088            8,238                0        1,056,220
                                       --------------   --------------   --------------   --------------
   End of year                         $            0    $   4,357,450    $           0   $    1,264,819
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       26

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                                         Janus Aspen
                                         Janus Aspen        Series
                                         Series Mid        Worldwide
                                         Cap Growth         Growth                           JPMorgan
                                         Portfolio -      Portfolio -     JPMorgan Mid        Small
                                           Service          Service         Cap Value        Company
                                           Shares           Shares         Portfolio        Portfolio
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      10,749)  $        4,640   ($         201)  ($       3,626)
   Net realized gain (loss) on
    investments                               (27,446)        (108,229)               0            1,128
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             504,583          717,239           10,159          175,505
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    466,388          613,650            9,958          173,007
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                               685,443        1,034,656            6,420          184,262
   Net transfers from (to) other
    Divisions or fixed rate option            259,924          444,690          111,047          242,922
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                  (324,758)        (454,566)          (4,705)         (91,397)
   Administrative charges                     (33,718)         (50,983)            (316)          (9,053)
   Policy loans                                (2,492)          (6,625)            (307)          (2,767)
   Terminations and withdrawals               (34,006)        (273,289)               0           (9,405)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 550,393          693,883          112,139          314,562
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     1,016,781        1,307,533          122,097          487,569
NET ASSETS:
   Beginning of year                        1,070,732        2,102,542                0          320,718
                                       --------------   --------------   --------------   --------------
   End of year                          $   2,087,513   $    3,410,075    $     122,097    $     808,287
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($       7,003)  $          655    $           0   ($       1,426)
   Net realized gain (loss) on
    investments                              (243,313)        (139,803)               0           (5,373)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             (94,351)        (404,814)               0          (62,087)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (344,667)        (543,962)               0          (68,886)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                               618,755          801,080                0          122,450
   Net transfers from (to) other
    Divisions or fixed rate option            310,178        1,126,551                0          123,545
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                  (270,011)        (322,446)               0          (52,666)
   Administrative charges                     (30,068)         (39,434)               0           (5,843)
   Policy Loans                               (15,127)          (1,551)               0           (1,445)
   Terminations and withdrawals                (9,714)         (18,526)               0             (235)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 604,013        1,545,674                0          185,806
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       259,346        1,001,712                0          116,920
NET ASSETS:
   Beginning of year                          811,386        1,100,830                0          203,798
                                       --------------   --------------   --------------   --------------
   End of year                          $   1,070,732   $    2,102,542    $           0    $     320,718
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       27

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                           MFS VIT          MFS VIT          MFS VIT
                                           Capital         Emerging        Investors       MFS VIT New
                                       Opportunities       Growth            Trust          Discovery
                                           Series           Series           Series           Series
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      12,512)  ($      63,944)  $            0   ($      16,667)
   Net realized gain (loss) on
    investments                               (76,292)      (1,772,200)               0          (77,770)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             748,094        4,119,769                0          763,494
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    659,290        2,283,625                0          669,057
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                               978,715        2,882,107                0          648,572
   Net transfers from (to) other
    Divisions or fixed rate option            242,910          636,191                0          525,864
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                  (530,646)      (1,658,472)               0         (319,494)
   Administrative charges                     (48,492)        (105,154)               0          (30,969)
   Policy loans                                (1,264)         (60,579)               0           (1,949)
   Terminations and withdrawals              (133,731)        (390,492)               0          (80,358)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 507,492        1,303,601                0          741,666
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     1,166,782        3,587,226                0        1,410,723
NET ASSETS:
   Beginning of year                        2,128,037        7,303,727                0        1,671,423
                                       --------------   --------------   --------------   --------------
   End of year                          $   3,294,819    $  10,890,953   $            0    $   3,082,146
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($      12,739)  ($      62,426)  $           22   ($      11,117)
   Net realized gain (loss) on
    investments                               (83,439)      (3,807,816)          (2,146)         (48,679)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments            (632,215)          90,927            1,407         (538,980)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (728,393)      (3,779,315)            (717)        (598,776)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                               966,780        4,068,001                0          414,807
   Net transfers from (to) other
    Divisions or fixed rate option            815,845         (674,638)            (105)         909,002
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                  (441,498)      (1,794,881)          (2,592)        (202,532)
   Administrative charges                     (48,404)        (138,930)               0          (19,982)
   Policy Loans                                25,383             (321)               0           (4,360)
   Terminations and withdrawals               (52,601)        (612,056)          (1,708)         (25,656)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                               1,265,505          847,175           (4,405)       1,071,279
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       537,112       (2,932,140)          (5,122)         472,503
NET ASSETS:
   Beginning of year                        1,590,925       10,235,867            5,122        1,198,920
                                       --------------   --------------   --------------   --------------
   End of year                          $   2,128,037    $   7,303,727   $            0    $   1,671,423
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       28

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                                                            Neuberger
                                                                           Berman AMT        Neuberger
                                           MFS VIT       MFS VIT Total       Mid-Cap        Berman AMT
                                          Research         Return            Growth          Partners
                                           Series          Series          Portfolio        Portfolio
                                          Division        Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($         639)  $        6,275   ($      12,820)  ($         788)
   Net realized gain (loss) on
    investments                               (31,868)          (5,273)         (59,197)            (226)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             260,832           96,968          622,686           30,029
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    228,325           97,970          550,669           29,015
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                               425,030            5,366          534,232            5,114
   Net transfers from (to) other
    Divisions or fixed rate option             84,559           90,955          222,849            1,183
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                  (221,546)         (51,740)        (266,006)          (2,976)
   Administrative charges                     (21,146)               0          (26,362)               0
   Policy loans                                (8,345)               0          (11,148)               0
   Terminations and withdrawals               (19,454)         (54,153)        (929,746)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 239,098           (9,572)        (476,181)           3,321
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       467,423           88,398           74,488           32,336
NET ASSETS:
   Beginning of year                          817,524          664,385        1,786,855           84,258
                                       --------------   --------------   --------------   --------------
   End of year                          $   1,284,947   $      752,783    $   1,861,343    $     116,594
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($       3,495)  $        7,041   ($       9,228)  ($         135)
   Net realized gain (loss) on
    investments                              (115,976)          (4,902)         (73,540)           1,604
   Capital gain distributions from
    mutual funds                                    0            3,043                0                0
   Net unrealized appreciation
    (depreciation) of investments            (107,759)         (33,979)        (451,849)         (25,455)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (227,230)         (28,797)        (534,617)         (23,986)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                               386,082           54,848          440,368            2,947
   Net transfers from (to) other
    Divisions or fixed rate option            164,804          616,981        1,439,959           58,744
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                  (179,739)         (24,318)        (184,494)          (2,259)
   Administrative charges                     (19,294)               0          (22,453)               0
   Policy Loans                                35,347                0           27,434                0
   Terminations and withdrawals               (89,598)          (3,686)         (31,706)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 297,602          643,825        1,669,108           59,432
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        70,372          615,028        1,134,491           35,446
NET ASSETS:
   Beginning of year                          747,152           49,357          652,364           48,812
                                       --------------   --------------   --------------   --------------
   End of year                          $     817,524   $      664,385    $   1,786,855    $      84,258
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       29

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                         One Group        One Group        One Group       Oppenheimer
                                         Investment       Investment       Investment         Global
                                        Trust Equity     Trust Large     Trust Mid Cap      Securities
                                           Index          Cap Growth         Growth           Fund/VA
                                         Portfolio        Portfolio        Portfolio         Division
                                          Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)         $           0    $           0   $            0   ($         134)
   Net realized gain (loss) on
    investments                                     0                0                0              659
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments                   0                0                0           19,921
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                          0                0                0           20,446
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                     0                0                0           14,355
   Net transfers from (to) other
    Divisions or fixed rate option                  0                0                0          147,158
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                         0                0                0           (3,274)
   Administrative charges                           0                0                0             (741)
   Policy loans                                     0                0                0             (307)
   Terminations and withdrawals                     0                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                       0                0                0          157,191
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                             0                0                0          177,637
NET ASSETS:
   Beginning of year                                0                0                0                0
                                       --------------   --------------   --------------   --------------
   End of year                          $           0                0   $            0    $     177,637
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($          36)  ($          55)  $           29    $           0
   Net realized gain (loss) on
    investments                                (3,929)          (2,105)          (1,618)               0
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments               2,192            1,394            1,026                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     (1,773)            (766)            (563)               0
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                     0                0                0                0
   Net transfers from (to) other
    Divisions or fixed rate option                361              292             (120)               0
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                      (334)             (94)             (93)               0
   Administrative charges                           0                0                0                0
   Policy Loans                                     0                0                0                0
   Terminations and withdrawals                (9,967)          (1,998)          (1,924)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  (9,940)          (1,800)          (2,137)               0
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       (11,713)          (2,566)          (2,700)               0
NET ASSETS:
   Beginning of year                           11,713            2,566            2,700                0
                                       --------------   --------------   --------------   --------------
   End of year                          $           0    $           0   $            0    $           0
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       30

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                                         Oppenheimer       PIMCO VIT        PIMCO VIT
                                        Oppenheimer        Multiple       Real Return       Short-Term
                                        High Income       Strategies       Portfolio-       Portfolio-
                                          Fund/VA          Fund/VA       Administrative   Administrative
                                          Division         Division      Class Division   Class Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $        7,742   ($          91)  $      254,395   $       37,452
   Net realized gain (loss) on
    investments                                (8,505)               8          304,617            4,733
   Capital gain distributions from
    mutual funds                                    0                0           52,887            5,940
   Net unrealized appreciation
    (depreciation) of investments              17,487            6,321          (53,420)           1,466
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     16,724            6,238          558,479           49,591
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                 1,531            3,591        2,271,260          671,086
   Net transfers from (to) other
    Divisions or fixed rate option              3,074          108,982        1,416,476        1,947,753
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                    (2,533)          (1,950)        (983,514)        (426,413)
   Administrative charges                           0             (171)        (106,171)         (32,641)
   Policy loans                                     0             (307)        (276,152)          11,267
   Terminations and withdrawals               (57,763)               0         (486,420)        (167,101)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 (55,691)         110,145        1,835,479        2,003,951
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       (38,967)         116,383        2,393,958        2,053,542
NET ASSETS:
   Beginning of year                          110,445                0        6,122,436        2,443,245
                                       --------------   --------------   --------------   --------------
   End of year                         $       71,478    $     116,383   $    8,516,394   $    4,496,787
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $        8,782    $           0   $      176,817   $       40,371
   Net realized gain (loss) on
    investments                                  (394)               0           83,063           (1,650)
   Capital gain distributions from
    mutual funds                                    0                0            3,336            1,277
   Net unrealized appreciation
    (depreciation) of investments             (11,331)               0          458,848            5,746
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     (2,943)               0          722,064           45,744
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                20,502                0        1,631,388          292,655
   Net transfers from (to) other
    Divisions or fixed rate option             19,013                0        3,411,999        1,324,458
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                    (1,982)               0         (538,885)        (188,810)
   Administrative charges                           0                0          (81,144)         (14,400)
   Policy Loans                                     0                0         (388,058)          97,931
   Terminations and withdrawals                (2,267)               0         (512,928)        (168,673)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  35,266                0        3,522,372        1,343,161
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                        32,323                0        4,244,436        1,388,905
NET ASSETS:
   Beginning of year                           78,122                0        1,878,000        1,054,340
                                       --------------   --------------   --------------   --------------
   End of year                         $      110,445    $           0   $    6,122,436   $    2,443,245
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       31

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                                                                            Putnam VT
                                         PIMCO VIT        Putnam VT        Putnam VT      International
                                        Total Return     Diversified       Growth and       Growth and
                                        Portfolio -     Income Fund -    Income Fund -    Income Fund -
                                       Administrative      Class IB         Class IB         Class IB
                                       Class Division      Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $      251,217   $      337,503   $      126,761    $      45,773
   Net realized gain (loss) on
    investments                                75,409          (10,841)        (366,503)          28,250
   Capital gain distributions from
    mutual funds                               44,719                0                0                0
   Net unrealized appreciation
    (depreciation) of investments              17,793          444,180        3,033,842        1,725,291
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    389,138          770,842        2,794,100        1,799,314
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                             2,104,538        1,658,759        3,872,320          987,946
   Net transfers from (to) other
    Divisions or fixed rate option          1,352,598          393,258          763,265          175,916
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                (1,103,217)        (266,249)      (1,433,233)        (463,675)
   Administrative charges                    (100,344)        (131,765)        (227,454)         (42,520)
   Policy loans                               (71,282)         (57,380)         (62,002)         (10,928)
   Terminations and withdrawals              (272,047)         (84,372)        (781,349)      (1,825,361)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                               1,910,246        1,512,251        2,131,547       (1,178,622)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     2,299,384        2,283,093        4,925,647          620,692
NET ASSETS:
   Beginning of year                        8,441,239        3,586,202        9,595,569        4,442,471
                                       --------------   --------------   --------------   --------------
   End of year                         $   10,740,623   $    5,869,295   $   14,521,216    $   5,063,163
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $      291,737   $      214,439   $      120,947   ($       4,060)
   Net realized gain (loss) on
    investments                                 5,381          (93,347)        (351,798)        (151,257)
   Capital gain distributions from
    mutual funds                               19,770                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             205,234           25,736       (1,766,501)        (514,967)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    522,122          146,828       (1,997,352)        (670,284)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                               859,203        1,269,358        3,317,093        1,292,212
   Net transfers from (to) other
    Divisions or fixed rate option          4,381,349          (19,487)       1,289,615          884,586
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                  (568,626)        (234,445)      (1,250,154)        (421,543)
   Administrative charges                     (43,612)         (92,336)        (182,733)         (63,007)
   Policy Loans                               149,547          (18,958)          83,273           20,534
   Terminations and withdrawals              (311,766)         (57,161)        (227,974)         (45,000)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                               4,466,095          846,971        3,029,120        1,667,782
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     4,988,217          993,799        1,031,768          997,498
NET ASSETS:
   Beginning of year                        3,453,022        2,592,403        8,563,801        3,444,973
                                       --------------   --------------   --------------   --------------
   End of year                         $    8,441,239   $    3,586,202   $    9,595,569    $   4,442,471
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       32

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                         Putnam VT
                                         Small Cap        Putnam VT        Putnam VT        Safeco RST
                                        Value Fund -     Vista Fund -    Voyager Fund -    Core Equity
                                          Class IB         Class IB         Class IB        Portfolio
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($       1,469)  ($         335)  ($         780)  $        6,591
   Net realized gain (loss) on
    investments                                 1,539              (23)         (19,611)        (246,197)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             132,063           17,731           63,728          878,719
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    132,133           17,373           43,337          639,113
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                 7,836            2,517            3,522          758,391
   Net transfers from (to) other
    Divisions or fixed rate option             21,555            2,556           78,006         (190,682)
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                   (12,245)          (1,845)         (13,251)        (367,928)
   Administrative charges                           0                0                0          (26,290)
   Policy loans                                (3,983)               0              (54)         (52,990)
   Terminations and withdrawals                  (183)               0          (55,887)        (416,636)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  12,980            3,228           12,336         (296,135)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       145,113           20,601           55,673          342,978
NET ASSETS:
   Beginning of year                          261,902           52,485          211,102        2,813,590
                                       --------------   --------------   --------------   --------------
   End of year                          $     407,015    $      73,086    $     266,775   $    3,156,568
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)         $         676   ($         415)  ($         492)  $        7,689
   Net realized gain (loss) on
    investments                                     0           (4,668)          (9,038)      (1,074,474)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             (53,402)         (13,789)         (51,606)         (79,718)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    (52,726)         (18,872)         (61,136)      (1,146,503)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                18,572            4,440           35,710        1,076,197
   Net transfers from (to) other
    Divisions or fixed rate option            196,179           17,738           94,586         (263,190)
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                    (7,470)          (1,416)         (11,329)        (431,130)
   Administrative charges                           0                0                0          (34,658)
   Policy Loans                                   220                0             (232)          (8,622)
   Terminations and withdrawals                  (476)          (1,838)          (6,609)      (1,495,273)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 207,025           18,924          112,126       (1,156,676)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       154,299               52           50,990       (2,303,179)
NET ASSETS:
   Beginning of year                          107,603           52,433          160,112        5,116,769
                                       --------------   --------------   --------------   --------------
   End of year                          $     261,902    $      52,485    $     211,102   $    2,813,590
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       33

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                         Safeco RST         Scudder                        Scudder VIT
                                           Growth        International   Scudder Small     EAFE Equity
                                       Opportunities       Research        Cap Value       Index Fund -
                                         Portfolio        Portfolio        Portfolio         Class A
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      29,697)  $            0   $            0    $           0
   Net realized gain (loss) on
    investments                              (419,891)               0                0                0
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments           1,933,768                0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                  1,484,180                0                0                0
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                             1,109,783                0                0                0
   Net transfers from (to) other
    Divisions or fixed rate option           (216,155)              (3)               0               (2)
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                  (616,883)               0                0                0
   Administrative charges                     (44,183)               0                0                0
   Policy loans                               (89,094)               0                0                0
   Terminations and withdrawals              (332,512)               0                0                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (189,044)              (3)               0               (2)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     1,295,136               (3)               0               (2)
NET ASSETS:
   Beginning of year                        3,733,878                3                0                2
                                       --------------   --------------   --------------   --------------
   End of year                          $   5,029,014   $            0   $            0    $           0
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($      31,934)  $           21   $          115   ($          49)
   Net realized gain (loss) on
    investments                              (316,182)            (618)            (112)         (19,822)
   Capital gain distributions from
    mutual funds                               17,939                0                0                0
   Net unrealized appreciation
    (depreciation) of investments          (1,900,968)             249             (165)          16,942
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                 (2,231,145)            (348)            (162)          (2,929)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                             1,477,200                0                0              267
   Net transfers from (to) other
    Divisions or fixed rate option            547,535               11             (600)               1
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                  (652,107)             (94)             (94)            (236)
   Administrative charges                     (54,938)               0                0                0
   Policy Loans                              (126,831)               0                0                0
   Terminations and withdrawals              (335,298)          (2,096)          (1,928)         (44,821)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 855,561           (2,179)          (2,622)         (44,789)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                    (1,375,584)          (2,527)          (2,784)         (47,718)
NET ASSETS:
   Beginning of year                        5,109,462            2,530            2,784           47,720
                                       --------------   --------------   --------------   --------------
   End of year                          $   3,733,878   $            3   $            0    $           2
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       34

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                                         SunAmerica -     SunAmerica -
                                        Scudder VIT       Aggressive       SunAmerica       UIF Equity
                                         Equity 500         Growth          Balanced          Growth
                                           Index          Portfolio -      Portfolio        Portfolio -
                                       Fund - Class A       Class 1          Class 1          Class 1
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $           88   ($         955)  $        4,873   ($      25,672)
   Net realized gain (loss) on
    investments                                  (117)             889               18         (808,862)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments               3,269           30,987           27,522        1,605,587
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                      3,240           30,921           32,413          771,053
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                 2,601           52,688          127,729          815,440
   Net transfers from (to) other
    Divisions or fixed rate option                  1          170,242          173,438         (425,787)
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                    (2,097)         (25,036)         (58,435)        (508,401)
   Administrative charges                           0           (2,547)          (5,762)         (24,928)
   Policy loans                                     0             (398)            (394)         (24,477)
   Terminations and withdrawals                     0                0             (444)        (292,607)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                     505          194,949          236,132         (460,760)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                         3,745          225,870          268,545          310,293
NET ASSETS:
   Beginning of year                           11,703           18,086           92,721        3,455,778
                                       --------------   --------------   --------------   --------------
   End of year                         $       15,448    $     243,956   $      361,266    $   3,766,071
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $           19    $          44   $          663   ($      23,392)
   Net realized gain (loss) on
    investments                               (39,381)               0                0         (761,812)
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments              28,488             (558)          (2,383)        (612,195)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    (10,874)            (514)          (1,720)      (1,397,399)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                 3,935            5,102           16,108        1,138,033
   Net transfers from (to) other
    Divisions or fixed rate option                 (2)          16,385           86,051         (645,576)
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                    (3,093)          (2,392)          (6,826)        (604,024)
   Administrative charges                           0             (254)            (781)         (34,941)
   Policy Loans                                     0             (241)            (111)        (201,396)
   Terminations and withdrawals              (154,566)               0                0         (171,222)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (153,726)          18,600           94,441         (519,126)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (164,600)          18,086           92,721       (1,916,525)
NET ASSETS:
   Beginning of year                          176,303                0                0        5,372,303
                                       --------------   --------------   --------------   --------------
   End of year                         $       11,703    $      18,086   $       92,721    $   3,455,778
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       35

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                                            VALIC
                                       UIF High Yield    Company I -         VALIC            VALIC
                                         Portfolio -     International    Company I -      Company I -
                                          Class I        Equities Fund   Mid Cap Index    Money Market I
                                          Division         Division      Fund Division    Fund Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      11,182)   $      11,779   ($       2,608)  ($      39,000)
   Net realized gain (loss) on
    investments                               (71,559)        (188,763)        (420,348)               0
   Capital gain distributions from
    mutual funds                                    0                0          101,586                0
   Net unrealized appreciation
    (depreciation) of investments             430,126          576,934        3,596,532                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    347,385          399,950        3,275,162          (39,000)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                               270,783          216,967        2,263,927       36,945,344
   Net transfers from (to) other
    Divisions or fixed rate option             89,086          204,654          860,042      (36,108,365)
   Internal rollovers                               0                0                0        5,128,027
   Cost of insurance and other
    charges                                  (152,488)        (145,751)      (1,213,346)      (6,913,801)
   Administrative charges                      (9,818)          (9,306)         (95,916)      (1,579,738)
   Policy loans                               (25,743)          (4,276)         (22,683)         239,468
   Terminations and withdrawals               (82,763)        (138,241)        (411,368)      (2,937,192)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  89,057          124,047        1,380,656       (5,226,257)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       436,442          523,997        4,655,818       (5,265,257)
NET ASSETS:
   Beginning of year                        1,375,730        1,330,444        8,742,352       41,942,935
                                       --------------   --------------   --------------   --------------
   End of year                          $   1,812,172    $   1,854,441    $  13,398,170    $  36,677,678
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)         $     123,640   ($       6,514)  ($       5,654)   $     241,212
   Net realized gain (loss) on
    investments                              (426,084)        (385,799)      (1,065,554)               0
   Capital gain distributions from
    mutual funds                                    0                0          309,128                0
   Net unrealized appreciation
    (depreciation) of investments             153,114           55,344         (846,426)              (8)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (149,330)        (336,969)      (1,608,506)         241,204
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                               285,569          318,598        2,288,050       78,127,466
   Net transfers from (to) other
    Divisions or fixed rate option           (530,318)         (35,540)       1,769,136      (77,689,898)
   Internal rollovers                               0                0                0        4,680,779
   Cost of insurance and other
    charges                                  (162,819)        (161,078)      (1,094,904)      (7,888,139)
   Administrative charges                      (8,612)         (12,450)         (87,623)      (3,456,650)
   Policy Loans                                 5,875           (5,134)         (71,728)      (1,480,127)
   Terminations and withdrawals               (32,190)         (11,615)      (1,223,545)      (3,671,295)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                (442,495)          92,781        1,579,386      (11,377,864)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (591,825)        (244,188)         (29,120)     (11,136,660)
NET ASSETS:
   Beginning of year                        1,967,555        1,574,632        8,771,472       53,079,595
                                       --------------   --------------   --------------   --------------
   End of year                          $   1,375,730    $   1,330,444    $   8,742,352    $  41,942,935
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       36

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R


                                           VALIC            VALIC            VALIC
                                        Company I -      Company I -      Company I -         VALIC
                                         Nasdaq-100       Science &        Small Cap       Company I -
                                         Index Fund      Technology          Index         Stock Index
                                          Division      Fund Division    Fund Division    Fund Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($      14,653)  ($       4,284)  ($       3,188)  $      261,822
   Net realized gain (loss) on
    investments                              (153,402)         (20,757)         (52,742)      (2,794,127)
   Capital gain distributions from
    mutual funds                                    0                0                0          120,686
   Net unrealized appreciation
    (depreciation) of investments             960,016          285,268        1,005,025       11,335,046
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    791,961          260,227          949,095        8,923,427
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                               636,919          256,569          485,690        9,618,556
   Net transfers from (to) other
    Divisions or fixed rate option            634,553          129,000          848,960        2,978,412
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                  (281,546)        (109,973)        (233,702)      (3,775,692)
   Administrative charges                     (30,416)         (12,409)         (23,992)        (447,770)
   Policy loans                                   107              (73)          (7,951)         (22,463)
   Terminations and withdrawals               (98,553)         (17,464)         (57,319)      (1,925,003)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 861,064          245,650        1,011,686        6,426,040
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     1,653,025          505,877        1,960,781       15,349,467
NET ASSETS:
   Beginning of year                        1,290,328          421,170        1,688,601       28,617,968
                                       --------------   --------------   --------------   --------------
   End of year                          $   2,943,353    $     927,047    $   3,649,382   $   43,967,435
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($       9,939)  ($       3,137)   $       4,889   $      138,158
   Net realized gain (loss) on
    investments                              (421,034)        (100,424)         (56,190)      (1,993,346)
   Capital gain distributions from
    mutual funds                                    0                0                0          705,226
   Net unrealized appreciation
    (depreciation) of investments            (310,412)        (125,305)        (346,842)      (6,020,777)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                   (741,385)        (228,866)        (398,143)      (7,170,739)
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                               456,899          252,511          427,217        7,972,943
   Net transfers from (to) other
    Divisions or fixed rate option            547,642          104,185          827,664        9,563,937
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                  (250,639)         (94,950)        (177,453)      (3,353,403)
   Administrative charges                     (20,482)         (12,259)         (20,701)        (324,482)
   Policy Loans                               (12,360)          12,243           (1,506)         (89,359)
   Terminations and withdrawals              (318,578)         (13,080)          (4,145)        (867,240)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 402,482          248,650        1,051,076       12,902,396
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                      (338,903)          19,784          652,933        5,731,657
NET ASSETS:
   Beginning of year                        1,629,231          401,386        1,035,668       22,886,311
                                       --------------   --------------   --------------   --------------
   End of year                          $   1,290,328    $     421,170    $   1,688,601   $   28,617,968
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       37

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                       Van Kampen LIT                    Van Kampen LIT
                                          Emerging      Van Kampen LIT       Growth       Van Kampen LIT
                                           Growth         Government       and Income     Stategic Stock
                                         Portfolio -      Portfolio -      Portfolio -      Portfolio -
                                          Class I          Class I          Class I          Class I
                                          Division         Division         Division         Division
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        ($         417)  $        5,142    $       5,869   $            0
   Net realized gain (loss) on
    investments                               (21,092)             577          (74,987)               0
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments              34,653           (4,265)         800,092                0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     13,144            1,454          730,974                0
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                 6,192            2,634          891,596                0
   Net transfers from (to) other
    Divisions or fixed rate option              8,525           60,630          811,551                0
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                    (2,590)         (19,519)        (424,419)               0
   Administrative charges                           0                0          (40,176)               0
   Policy loans                                     0                0          (45,305)               0
   Terminations and withdrawals               (37,276)         (18,177)        (209,486)               0
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                 (25,149)          25,568          983,761                0
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       (12,005)          27,022        1,714,735                0
NET ASSETS:
   Beginning of year                           71,398          136,202        2,105,633                0
                                       --------------   --------------   --------------   --------------
   End of year                          $      59,393   $      163,224    $   3,820,368   $            0
                                       ==============   ==============   ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        ($         292)  $        1,343   ($       6,646)  $       41,618
   Net realized gain (loss) on
    investments                               (10,775)             119          (85,747)         129,873
   Capital gain distributions from
    mutual funds                                    0                0                0                0
   Net unrealized appreciation
    (depreciation) of investments             (19,220)           3,081         (258,773)         (94,970)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    (30,287)           4,543         (351,166)          76,521
                                       --------------   --------------   --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                                21,819           88,371          350,154          197,166
   Net transfers from (to) other
    Divisions or fixed rate option              6,193           11,510        2,388,124       (1,874,682)
   Internal rollovers                               0                0                0                0
   Cost of insurance and other
    charges                                    (7,951)          (6,168)        (217,982)         (84,135)
   Administrative charges                           0                0          (14,361)          (7,418)
   Policy Loans                                     0                0           (2,605)          (1,663)
   Terminations and withdrawals                (4,715)               0          (46,531)         (34,783)
                                       --------------   --------------   --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                                  15,346           93,713        2,456,799       (1,805,515)
                                       --------------   --------------   --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                       (14,941)          98,256        2,105,633       (1,728,994)
NET ASSETS:
   Beginning of year                           86,339           37,946                0        1,728,994
                                       --------------   --------------   --------------   --------------
   End of year                          $      71,398   $      136,202    $   2,105,633   $            0
                                       ==============   ==============   ==============   ==============

See accompanying notes.
                                      VL-R
                                       38

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

                                        Vanguard VIF     Vanguard VIF
                                         High Yield       REIT Index
                                       Bond Portfolio      Portfolio
                                          Division         Division

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2003
OPERATIONS:
   Net investment income (loss)        $      154,330   $      120,645
   Net realized gain (loss) on
    investments                                32,404           29,227
   Capital gain distributions from
    mutual funds                                    0          112,869
   Net unrealized appreciation
    (depreciation) of investments             288,914        1,118,953
                                       --------------   --------------
Increase (decrease) in net assets
 resulting from operations                    475,648        1,381,694
                                       --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                               725,583        1,247,148
   Net transfers from (to) other
    Divisions or fixed rate option          1,395,290        1,224,911
   Internal rollovers                               0                0
   Cost of insurance and other
    charges                                  (476,367)        (560,979)
   Administrative charges                     (34,883)         (60,804)
   Policy loans                               (12,655)        (209,742)
   Terminations and withdrawals               (16,354)        (177,062)
                                       --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                               1,580,614        1,463,472
                                       --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     2,056,262        2,845,166
NET ASSETS:
   Beginning of year                        2,238,269        3,252,980
                                       --------------   --------------
   End of year                         $    4,294,531   $    6,098,146
                                       ==============   ==============
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002
OPERATIONS:
   Net investment income (loss)        $       86,200   $       42,399
   Net realized gain (loss) on
    investments                               (62,557)            (734)
   Capital gain distributions from
    mutual funds                                    0           16,944
   Net unrealized appreciation
    (depreciation) of investments              38,852         (107,359)
                                       --------------   --------------
Increase (decrease) in net assets
 resulting from operations                     62,495          (48,750)
                                       --------------   --------------
PRINCIPAL TRANSACTIONS:
   Net premiums                               410,754          906,246
   Net transfers from (to) other
    Divisions or fixed rate option          1,049,802        2,414,771
   Internal rollovers                               0                0
   Cost of insurance and other
    charges                                  (223,235)        (281,129)
   Administrative charges                     (21,872)         (44,648)
   Policy Loans                                 1,456              367
   Terminations and withdrawals               (36,030)        (369,910)
                                       --------------   --------------
Increase (decrease) in net assets
 resulting from principal
 transactions                               1,180,875        2,625,697
                                       --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS                                     1,243,370        2,576,947
NET ASSETS:
   Beginning of year                          994,899          676,033
                                       --------------   --------------
   End of year                         $    2,238,269   $    3,252,980
                                       ==============   ==============

See accompanying notes.
                                      VL-R
                                       39

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

     Separate Account VL-R (the "Separate Account") was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997 to fund variable universal life insurance policies issued by the Company. The following products are included in the Separate Account: AG Legacy Plus, Corporate America, Legacy Plus, Platinum Investor I, Platinum Investor II, Platinum Investor III, Platinum Investor PLUS, Platinum Investor Survivor and Platinum Investor Survivor II. Of the products listed, Corporate America, Legacy Plus, Platinum Investor I and Platinum Investor Survivor are no longer offered for sale. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account is divided into "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). As of December 31, 2003, the Funds available to policy owners through the various Divisions were as follows:

AIM Variable Insurance Funds:
     AIM V.I. International Growth Fund - Series I shares
     AIM V.I. Premier Equity Fund - Series I shares

The Alger American Fund:
     Alger American Leveraged AllCap Portfolio - Class O Shares/(1)/ Alger American MidCap Growth Portfolio - Class O Shares /(1)/

American Century Variable Portfolios, Inc. ("American Century"):
     VP Value Fund Class I

Credit Suisse Trust ("Credit Suisse"):
     Small Cap Growth Portfolio

Dreyfus Investment Portfolios ("Dreyfus IP"):
     MidCap Stock Portfolio - Initial shares

Dreyfus Variable Investment Fund ("Dreyfus VIF"):
     Developing Leaders Portfolio - Initial shares /(2)/
     Quality Bond Portfolio - Initial shares

Fidelity(R) Variable Insurance Products ("Fidelity"):
     VIP Asset Manager/SM/ Portfolio - Service Class 2
     VIP Contrafund(R) Portfolio - Service Class 2
     VIP Equity-Income Portfolio - Service Class 2
     VIP Growth Portfolio - Service Class 2
     VIP Mid Cap Portfolio - Service Class 2 /(1)/

Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton"):
     Franklin Small Cap Fund - Class 2
     Franklin Small Cap Value Securities Fund - Class 2 /(1)/
     Franklin U.S. Government Fund - Class 2
     Mutual Shares Securities Fund - Class 2
     Templeton Foreign Securities Fund - Class 2

Goldman Sachs Variable Insurance Trust:
     Goldman Sachs Capital Growth Fund /(3)/

Janus Aspen Series:
     International Growth Portfolio - Service Shares
     Mid Cap Growth Portfolio - Service Shares /(4)/
     Worldwide Growth Portfolio - Service Shares

J.P. Morgan Series Trust II:
     JPMorgan Mid Cap Value Portfolio /(1)/
     JPMorgan Small Company Portfolio

MFS(R) Variable Insurance Trust/SM/ ("VIT"):
     MFS(R) Capital Opportunities Series
     MFS(R) Emerging Growth Series
     MFS(R) New Discovery Series
     MFS(R) Research Series
     MFS(R) Total Return Series

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT"):
     Mid-Cap Growth Portfolio
     Partners Portfolio

Oppenheimer Variable Account Funds:
     Oppenheimer Global Securities Fund/VA /(1)/
     Oppenheimer High Income Fund/VA
     Oppenheimer Multiple Strategies Fund/VA /(1)/

PIMCO Variable Insurance Trust ("VIT"):
     PIMCO Real Return Portfolio - Administrative Class
     PIMCO Short-Term Portfolio - Administrative Class
     PIMCO Total Return Portfolio - Administrative Class

Putnam Variable Trust:
     Putnam VT Diversified Income Fund - Class IB
     Putnam VT Growth and Income Fund - Class IB
     Putnam VT International Growth and Income Fund - Class IB
     Putnam VT Small Cap Value Fund - Class IB
     Putnam VT Vista Fund - Class IB
     Putnam VT Voyager Fund - Class IB

                                      VL-R
                                       40

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Safeco Resource Series Trust ("Safeco RST"):
     Core Equity Portfolio /(5)(6)/
     Growth Opportunities Portfolio /(5)/

Scudder Investments VIT Funds /(7)/:
     Scudder VIT EAFE(R) Equity Index Fund - Class A Shares
     Scudder VIT Equity 500 Index Fund - Class A Shares

SunAmerica Series Trust ("SunAmerica"):
     Aggressive Growth Portfolio - Class 1
     SunAmerica Balanced Portfolio - Class 1

The Universal Institutional Funds, Inc. ("UIF"):
     Equity Growth Portfolio - Class I
     High Yield Portfolio - Class I

VALIC Company I:
     International Equities Fund
     Mid Cap Index Fund

VALIC Company I (continued):
     Money Market I Fund
     Nasdaq-100(R) Index Fund
     Science & Technology Fund
     Small Cap Index Fund
     Stock Index Fund

Van Kampen Life Investment Trust ("Van Kampen LIT"):
     Emerging Growth Portfolio - Class I Shares
     Government Portfolio - Class I Shares
     Growth and Income Portfolio - Class I Shares

Vanguard(R) Variable Insurance Fund ("Vanguard VIF"):
     High Yield Bond Portfolio
     REIT Index Portfolio

/(1)/  Effective May 1, 2003, these Funds became available for investment.
/(2)/ Effective January 2, 2003, Dreyfus VIF Small Cap Portfolio changed its name to Dreyfus VIF Developing Leaders Portfolio.
/(3)/ Effective December 19, 2003, Ayco Growth Fund (which was not available for new investments as of May 1, 2003) was reorganized into Goldman Sachs Capital Growth Fund. Goldman Sachs Capital Growth Fund is not available for new investments.
/(4)/ Effective May 1, 2003, Janus Aggressive Growth Portfolio changed its name to Janus Mid Cap Growth Portfolio.
/(5)/ Effective May 1, 2003, SAFECO RST Equity Portfolio and SAFECO RST Growth Opportunities Portfolio were closed to investment from new policies and to existing policy owners not previously invested prior to May 1, 2003.
/(6)/ Effective October 1, 2003 Safeco RST Equity Portfolio changed its name to Safeco RST Core Equity Portfolio.
/(7)/ Effective May 16, 2003, Deutsche Asset Management VIT Funds changed its name to Scudder Investments VIT Funds.

     AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

     The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

     In addition to the Divisions above, a policy owner may allocate policy funds to a fixed account, which is part of the Company's general account. Policy owners should refer to the prospectus for a complete description of the available Funds and the fixed account.

     The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

     Net premiums from the policies are allocated to the Divisions and invested in the Funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

     The accompanying financial statements of the Divisions of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). A summary of the significant accounting principles followed by the Divisions and the methods of applying those principles is presented below.

                                      VL-R
                                       41

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

     Changes in presentation - Certain items have been reclassified to conform to the current period's presentation.

     Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

     Security valuation - The investments in shares of the Funds listed above are stated at the net asset value of the respective portfolio as determined by the fund, which value their securities at fair value.

     Security transactions and related investment income - Security transactions are accounted for on the trade date. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

     Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

     Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Note C - Policy Charges

     Deductions from premium payments - Certain jurisdictions require that a deduction be made from each premium payment for premium taxes. The amount of such deduction currently ranges from 0.75% to 3.50%. For Corporate America contracts, the Company deducts from each premium payment a charge to cover costs associated with the issuance of the policy, administrative services the Company performs and a premium tax that is applicable to the Company in the state or other jurisdiction of the policy owner. The amount the Company deducts in policy year 1 through 7 is 9% up to the "target premium" and 5% on any premium amounts in excess of the target premium. The amount the Company deducts in year 8 and thereafter is 5% of all premium payments. The target premium is an amount of premium that is approximately equal to the seven-pay premium, which is the maximum amount of premium that may be paid without the policy becoming a modified endowment contract. For other policies offered through the Separate Account (except for Corporate America, AG Legacy Plus, and Legacy Plus), prior to allocation to the Separate Account, the following sales load is deducted from each after-tax premium payment.

-----------------------------------------------------------
Contracts                                        Sales Load
-----------------------------------------------------------
Platinum Investor I and II                             2.50%
-----------------------------------------------------------
Platinum Investor III                                  5.00%
-----------------------------------------------------------
Platinum Investor PLUS                                 5.00%
-----------------------------------------------------------
Platinum Investor Survivor                             6.50%
-----------------------------------------------------------
Platinum Investor Survivor II                          5.00%
-----------------------------------------------------------

                                      VL-R
                                       42

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Policy Charges - Continued

     Separate Account charges - Currently, charges are assessed through the daily unit value calculation at the following annual rates from the daily net asset value of the Divisions are paid to the Company. These charges are made in return for the Company's assumption of mortality and expense risks associated with the policies issued. A summary of these charges by contract follows:

-----------------------------------------------------------------------------------------------------
                                 Mortality &                             Second               Year
                                   Expense          First       After  Reduction     After   Policy
                                  (M & E)       Reduction in   Policy   in M & E    Policy    First
         Contracts               Annual Rate     M & E Rate     Year      Rate       Year    Offered
-----------------------------------------------------------------------------------------------------
AG Legacy Plus                      .75%            .25%         10       .25%        20       2000
-----------------------------------------------------------------------------------------------------
Corporate America                   .35%            .10%         10       .10%        20       2000
-----------------------------------------------------------------------------------------------------
Legacy Plus                         .75%            .25%         10       .25%        20       1998
-----------------------------------------------------------------------------------------------------
Platinum Investor I and II          .75%            .25%         10       .25%        10       1998
-----------------------------------------------------------------------------------------------------
Platinum Investor III               .70%            .25%         10       .35%        20       2000
-----------------------------------------------------------------------------------------------------
Platinum Investor PLUS              .70%            .45%         10       .10%        20       2002
-----------------------------------------------------------------------------------------------------
Platinum Investor Survivor          .40%            .20%         10       .10%        30       2000
-----------------------------------------------------------------------------------------------------
Platinum Investor Survivor II       .75%            .25%         15       .35%        30       2001
-----------------------------------------------------------------------------------------------------

     Other charges paid to the Company by redemption of units outstanding include: deductions for the cost of insurance, monthly maintenance charges, additional benefit riders and surrender charges.

     Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction.

     Also, monthly charges are deducted, if the policy owner selects additional benefits riders for certain policies. The charges for any rider selected will vary by policy within a range based on either the personal characteristics of the insured person or the specific coverage chosen under the rider. A summary of surrender charges by contract follows:

-------------------------------------------------------------------------------------------------------------------
                                               Surrender
                                Surrender       Charge
        Contracts                Charge         Period                    Transaction Fee on Surrender
-------------------------------------------------------------------------------------------------------------------
AG Legacy Plus                      No            N/A        Lesser of 2% of amount withdrawn or $25, currently $10
-------------------------------------------------------------------------------------------------------------------
Corporate America                   No            N/A        $25 transaction fee may be charged
-------------------------------------------------------------------------------------------------------------------
Legacy Plus                         No            N/A        $25 transaction fee may be charged
-------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II         Yes      First 10 years   Lesser of 2% of amount withdrawn or $25, currently $10
-------------------------------------------------------------------------------------------------------------------
Platinum Investor III              Yes      First 10 years   Lesser of 2% of amount withdrawn or $25, currently $10
-------------------------------------------------------------------------------------------------------------------
Platinum Investor PLUS             Yes      First 10 years   Lesser of 2% of amount withdrawn or $25, currently $10
-------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor         Yes      First 9 years    Lesser of 2% of amount withdrawn or $25, currently $10
-------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor II      Yes      First 14 years   Lesser of 2% of amount withdrawn or $25, currently $10
-------------------------------------------------------------------------------------------------------------------

                                      VL-R
                                       43

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                   Proceeds from
                 Divisions                     Cost of Purchases       Sales
--------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series
 I shares                                      $         775,453   $     792,484
AIM V.I. Premier Equity Fund - Series I
 shares                                                1,568,862       1,815,666
Alger American Leveraged AllCap Portfolio -
 Class O Shares                                          233,339           2,649
Alger American MidCap Growth Portfolio -
 Class O Shares                                          329,156          52,816
American Century VP Value Fund                         3,952,497       1,471,884
Ayco Growth Fund                                          53,675       9,118,199
Credit Suisse Small Cap Growth Portfolio                 613,157          99,665
Dreyfus IP MidCap Stock Portfolio - Initial
 shares                                                  757,937         219,613
Dreyfus VIF Developing Leaders Portfolio -
 Initial shares                                        2,028,038       2,141,934
Dreyfus VIF Quality Bond Portfolio - Initial
 shares                                                2,352,896       2,171,380
Fidelity VIP Asset Manager Portfolio -
 Service Class 2                                       1,863,282         868,946
Fidelity VIP Contrafund Portfolio - Service
 Class 2                                               4,135,635       3,522,232
Fidelity VIP Equity-Income Portfolio -
 Service Class 2                                       4,156,789       3,217,771
Fidelity VIP Growth Portfolio - Service
 Class 2                                               2,874,195       3,137,052
Fidelity VIP Mid Cap Portfolio - Service
 Class 2                                                 298,926           1,600
Franklin Templeton - Franklin Small Cap
 Fund - Class 2                                           14,063           6,510
Franklin Templeton - Franklin Small Cap
 Value Securities Fund - Class 2                         224,585          10,422
Franklin Templeton - Franklin U.S.
 Government Fund - Class 2                             4,870,303       1,744,743
Franklin Templeton - Mutual Shares
 Securities Fund - Class 2                               849,397         448,004
Franklin Templeton - Templeton Foreign
 Securities Fund - Class 2                             1,118,533         397,425
Goldman Sachs Capital Growth Fund                      8,332,206          17,567
Janus Aspen Series International Growth
 Portfolio - Service Shares                              900,132         552,919
Janus Aspen Series Mid Cap Growth
 Portfolio - Service Shares                            1,645,950       1,108,266
Janus Aspen Series Worldwide Growth
 Portfolio - Service Shares                            2,101,777       1,404,170
JPMorgan Mid Cap Value Portfolio                         111,934              --
JPMorgan Small Company Portfolio                         478,560         166,039
MFS VIT Capital Opportunities Series                     846,659         352,621
MFS VIT Emerging Growth Series                         2,985,192       1,745,772
MFS VIT New Discovery Series                           1,372,118         648,448
MFS VIT Research Series                                  351,695         115,293
MFS VIT Total Return Series                              118,119         121,453
Neuberger Berman AMT Mid-Cap Growth
 Portfolio                                               582,979       1,071,043
Neuberger Berman AMT Partners Portfolio                    4,977           2,165
Oppenheimer Global Securities Fund/VA                    162,413           5,361
Oppenheimer High Income Fund/VA                           14,273          62,286
Oppenheimer Multiple Strategies Fund/VA                  110,196             145
PIMCO VIT Real Return Portfolio -
 Administrative Class                                  4,929,213       2,787,452
PIMCO VIT Short-Term Portfolio -
 Administrative Class                                  3,064,081       1,016,713
PIMCO VIT Total Return Portfolio -
 Administrative Class                                  4,645,597       2,441,442
Putnam VT Diversified Income Fund - Class IB           2,221,100         372,338
Putnam VT Growth and Income Fund - Class IB            3,767,667       1,509,588
Putnam VT International Growth and Income
 Fund - Class IB                                       1,137,876       2,270,994

                                      VL-R
                                       44

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - continued

For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from the sales of investments were:

               Divisions                       Cost of Purchases       Sales
--------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB      $          31,586   $      19,873
Putnam VT Vista Fund - Class IB                            3,345              57
Putnam VT Voyager Fund - Class IB                         80,891          69,815
SAFECO RST Core Equity Portfolio                         568,250         857,753
SAFECO RST Growth Opportunities Portfolio                647,876         866,674
Scudder VIT Equity 500 Index Fund - Class A                1,454             802
SunAmerica - Aggressive Growth Portfolio -
 Class 1                                                 201,227           6,622
SunAmerica - SunAmerica Balanced Portfolio -
 Class 1                                                 250,651           9,445
UIF Equity Growth Portfolio - Class I                    457,510         943,167
UIF High Yield Portfolio - Class I                       337,224         260,495
VALIC Company I - International Equities
 Fund                                                    402,397         265,766
VALIC Company I - Mid Cap Index Fund                   2,740,563       1,261,762
VALIC Company I - Money Market I Fund                 38,708,540      43,974,303
VALIC Company I - Nasdaq-100 Index Fund                1,903,721       1,056,587
VALIC Company I - Science & Technology Fund              289,808          48,371
VALIC Company I - Small Cap Index Fund                 1,264,436         256,026
VALIC Company I - Stock Index Fund                    12,579,227       5,771,136
Van Kampen LIT Emerging Growth Portfolio -
 Class I                                                  14,113          39,549
Van Kampen LIT Government Portfolio -
 Class I                                                  67,764          36,744
Van Kampen LIT Growth and Income
 Portfolio - Class I                                   1,562,517         570,309
Vanguard VIF High Yield Bond Portfolio                 5,022,592       3,288,799
Vanguard VIF REIT Index Portfolio                      2,450,068         754,848
                                               -----------------   -------------
Total                                          $     142,541,192   $ 109,371,973
                                               =================   =============

                                      VL-R
                                       45

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2003:


                                                                                          Value of                    Unrealized
                                                                            Net Asset      Shares        Cost of     Appreciation/
                 Divisions                                       Shares      Value       at Market     Shares Held   (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund - Series I shares               274,010  $   16.04  $   4,395,123  $   4,310,004  $       85,119
AIM V.I. Premier Equity Fund -  Series I shares                    591,418      20.23     11,964,389     13,833,972      (1,869,583)
Alger American Leveraged AllCap Portfolio - Class O Shares           8,346      28.09        234,433        230,764           3,669
Alger American MidCap Growth Portfolio - Class O Shares             16,447      18.40        302,627        279,578          23,049
American Century VP Value Fund                                   1,236,143       7.79      9,629,559      8,105,814       1,523,745
Credit Suisse Small Cap Growth Portfolio                            91,984      13.80      1,269,377      1,072,238         197,139
Dreyfus IP MidCap Stock Portfolio - Initial shares                 180,757      15.82      2,859,569      2,369,227         490,342
Dreyfus VIF Developing Leaders Portfolio - Initial shares          271,485      37.39     10,150,805      9,245,369         905,436
Dreyfus VIF Quality Bond Portfolio - Initial shares                672,861      11.50      7,737,897      7,747,159          (9,262)
Fidelity VIP Asset Manager Portfolio - Service Class 2             260,955      14.27      3,723,833      3,378,339         345,494
Fidelity VIP Contrafund Portfolio - Service Class 2                405,304      22.93      9,293,612      7,820,646       1,472,966
Fidelity VIP Equity-Income Portfolio - Service Class 2             494,458      22.96     11,352,744      9,895,510       1,457,234
Fidelity VIP Growth Portfolio - Service Class 2                    286,414      30.72      8,798,643      8,081,014         717,629
Fidelity VIP Mid Cap Portfolio - Service Class 2                    13,577      23.97        325,435        297,445          27,990
Franklin Templeton - Franklin Small Cap Fund - Class 2               7,763      17.43        135,304        127,216           8,088
Franklin Templeton - Franklin Small Cap Value Securities
 Fund - Class 2                                                     19,257      12.67        243,988        214,877          29,111
Franklin Templeton - Franklin U.S. Government Fund - Class 2       898,687      13.08     11,754,825     11,833,247         (78,422)
Franklin Templeton - Mutual Shares Securities Fund - Class 2       402,388      14.89      5,991,559      4,816,569       1,174,990
Franklin Templeton - Templeton Foreign Securities Fund -
 Class 2                                                           531,790      12.24      6,509,112      5,003,930       1,505,182
Goldman Sachs Capital Growth Fund                                  886,451       9.59      8,501,063      8,314,908         186,155
Janus Aspen Series International Growth Portfolio - Service
 Shares                                                            93,494      22.89      2,140,069      1,862,590         277,479
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares        99,167      21.05      2,087,464      1,790,724         296,740
Janus Aspen Series Worldwide Growth Portfolio - Service
 Shares                                                            132,686      25.70      3,410,017      3,100,428         309,589
JPMorgan Mid Cap Value Portfolio                                     5,655      21.59        122,094        111,934          10,160
JPMorgan Small Company Portfolio                                    57,486      14.06        808,258        687,792         120,466
MFS VIT Capital Opportunities Series                               272,067      12.11      3,294,729      3,162,616         132,113
MFS VIT Emerging Growth Series                                     702,180      15.51     10,890,807     12,361,420      (1,470,613)
MFS VIT New Discovery Series                                       220,779      13.96      3,082,073      2,819,900         262,173
MFS VIT Research Series                                             96,248      13.35      1,284,913      1,204,067          80,846
MFS VIT Total Return Series                                         38,446      19.58        752,768        694,865          57,903
Neuberger Berman AMT Mid-Cap Growth Portfolio                      121,416      15.33      1,861,300      1,726,225         135,075
Neuberger Berman AMT Partners Portfolio                              7,571      15.40        116,590        109,903           6,687
Oppenheimer Global Securities Fund/VA                                7,083      25.08        177,631        157,711          19,920
Oppenheimer High Income Fund/VA                                      8,302       8.61         71,478         64,646           6,832
Oppenheimer Multiple Strategies Fund/VA                              7,310      15.92        116,380        110,059           6,321
PIMCO VIT Real Return Portfolio - Administrative Class             688,998      12.36      8,516,017      8,151,883         364,134
PIMCO VIT Short-Term Portfolio - Administrative Class              445,224      10.10      4,496,759      4,487,902           8,857
PIMCO VIT Total Return Portfolio - Administrative Class          1,036,714      10.36     10,740,353     10,568,403         171,950
Putnam VT Diversified Income Fund - Class IB                       635,209       9.24      5,869,329      5,457,038         412,291
Putnam VT Growth and Income Fund - Class IB                        624,290      23.26     14,520,974     13,599,629         921,345
Putnam VT International Growth and Income Fund - Class IB          447,669      11.31      5,063,138      4,324,940         738,198

                                      VL-R
                                       46

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - continued

The following is a summary of fund shares owned as of December 31, 2003:


                                                                                          Value of                    Unrealized
                                                                            Net Asset      Shares        Cost of     Appreciation/
                 Divisions                                       Shares      Value       at Market     Shares Held   (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB                           22,461  $   18.12  $     407,000  $     317,858  $       89,142
Putnam VT Vista Fund - Class IB                                      6,973      10.48         73,077         71,582           1,495
Putnam VT Voyager Fund - Class IB                                   10,276      25.96        266,767        258,506           8,261
SAFECO RST Equity Core Portfolio                                   141,235      22.35      3,156,601      3,027,702         128,899
SAFECO RST Growth Opportunities Portfolio                          258,693      19.44      5,028,994      4,784,708         244,286
Scudder VIT Equity 500 Index Fund - Class A                          1,329      11.64         15,466         15,967            (501)
SunAmerica - Aggressive Growth Portfolio - Class 1                  27,959       8.73        243,944        213,515          30,429
SunAmerica - SunAmerica Balanced Portfolio - Class 1                27,129      13.31        361,206        336,065          25,141
UIF Equity Growth Portfolio - Class I                              294,682      12.78      3,766,040      4,262,478        (496,438)
UIF High Yield Portfolio - Class I                                 255,607       7.09      1,812,256      1,794,001          18,255
VALIC Company I - International Equities Fund                      273,891       6.77      1,854,246      1,717,792         136,454
VALIC Company I - Mid Cap Index Fund                               711,516      18.83     13,397,850     12,073,088       1,324,762
VALIC Company I - Money Market I Fund                           36,676,878       1.00     36,676,878     36,676,878              --
VALIC Company I - Nasdaq-100 Index Fund                            714,381       4.12      2,943,249      2,360,133         583,116
VALIC Company I - Science & Technology Fund                         81,823      11.33        927,054        819,205         107,849
VALIC Company I - Small Cap Index Fund                             265,982      13.72      3,649,280      3,072,810         576,470
VALIC Company I - Stock Index Fund                               1,439,633      30.54     43,966,387     42,953,240       1,013,147
Van Kampen LIT Emerging Growth Portfolio - Class I                   2,443      24.31         59,393         56,568           2,825
Van Kampen LIT Government Portfolio - Class I                       17,090       9.55        163,214        164,316          (1,102)
Van Kampen LIT Growth and Income Portfolio - Class I               223,930      17.06      3,820,252      3,278,933         541,319
Vanguard VIF High Yield Bond Portfolio                             479,828       8.95      4,294,466      3,961,180         333,286
Vanguard VIF REIT Index Portfolio                                  378,992      16.09      6,097,988      5,052,639       1,045,349
                                                                                       --------------------------------------------
Total                                                                                  $ 327,578,646  $ 310,801,665  $   16,776,981
                                                                                       ============================================

                                      VL-R
                                       47

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2003:

                                                                           Units,
                                                                           at the                               Units,
                                                                         Beginning                           Transferred   Units, at
                                                                           of the      Units,      Units,      between    the End of
                              Divisions                                     Year     Purchased   Withdrawn      Funds      the Year
------------------------------------------------------------------------------------------------------------------------------------
AG Legacy Plus Divisions:
   AIM V.I. International Growth Fund - Series I shares                      22,776       1,098     (11,281)       5,176      17,769
   American Century VP Value Fund                                            32,212         918      (6,085)       3,791      30,836
   Fidelity VIP Asset Manager Portfolio - Service Class 2                     8,505         411        (384)       5,392      13,924
   Fidelity VIP Contrafund Portfolio - Service Class 2                       25,788         805      (1,041)      11,920      37,472
   Fidelity VIP Equity-Income Portfolio - Service Class 2                    39,899       1,980      (2,344)      13,675      53,210
   Fidelity VIP Growth Portfolio - Service Class 2                           21,662       1,349      (1,480)       3,815      25,346
   Franklin Templeton - Franklin Small Cap Fund - Class 2                    19,916       1,085        (690)       1,040      21,351
   Franklin Templeton - Templeton Foreign Securities Fund - Class 2           6,595         214        (401)       7,047      13,455
   MFS VIT Emerging Growth Series                                             7,536       1,006        (495)       1,669       9,716
   MFS VIT New Discovery Series                                               7,546         808        (376)       3,889      11,867
   MFS VIT Total Return Series                                              136,071       1,020     (21,260)      17,708     133,539
   Neuberger Berman AMT Partners Portfolio                                   11,767         626        (368)         119      12,144
   Oppenheimer High Income Fund/VA                                           11,744         151      (5,952)         234       6,177
   PIMCO VIT Real Return Portfolio - Administrative Class                    32,681       1,849      (2,635)      14,753      46,648
   PIMCO VIT Total Return Portfolio - Administrative Class                   25,099       1,198      (1,278)      10,418      35,437
   Putnam VT Diversified Income Fund - Class IB                               7,901         829      (3,626)       3,746       8,850
   Putnam VT Small Cap Value Fund - Class IB                                 24,600         634      (1,007)       1,512      25,739
   Putnam VT Vista Fund - Class IB                                           14,678         655        (436)         567      15,464
   Putnam VT Voyager Fund - Class IB                                         47,406         636     (15,002)      15,282      48,322
   VALIC Company I - International Equities Fund                             11,056         834        (379)       2,887      14,398
   VALIC Company I - Mid Cap Index Fund                                      17,425       1,196        (920)       2,214      19,915
   VALIC Company I - Money Market I Fund                                     47,333     114,388      (6,240)    (101,058)     54,423
   VALIC Company I - Stock Index Fund                                        52,528       1,453      (1,589)     (11,466)     40,926
   Van Kampen LIT Emerging Growth Portfolio - Class I                        20,181       1,603     (10,885)       2,383      13,282
   Van Kampen LIT Government Portfolio - Class I                             11,024         212      (3,038)       4,884      13,082
Corporate America Divisions:
   AIM V.I. International Growth Fund - Series I shares                       5,928       1,185        (256)           1       6,858
   AIM V.I. Premier Equity Fund - Series I shares                             6,136          85        (228)          --       5,993
   American Century VP Value Fund                                             5,131          --      (1,159)         703       4,675
   Dreyfus VIF Developing Leaders Portfolio - Initial shares                 10,128       2,296        (790)         726      12,360
   Dreyfus VIF Quality Bond Portfolio - Initial shares                        7,235          24        (176)           1       7,084
   Fidelity VIP Contrafund Portfolio - Service Class 2                        4,783         590        (984)         713       5,102
   Fidelity VIP Equity-Income Portfolio - Service Class 2                    17,330       2,715      (1,155)         388      19,278
   Fidelity VIP Growth Portfolio - Service Class 2                            4,366       1,277        (107)          --       5,536
   Janus Aspen Series International Growth Portfolio - Service Shares         1,873       1,379         (32)          (1)      3,219
   Janus Aspen Series Mid Cap Growth Portfolio - Service Shares               2,135          --        (742)         951       2,344
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares             8,060       2,434        (977)       1,242      10,759
   MFS VIT Capital Opportunities Series                                       3,029          --      (1,058)       1,425       3,396
   MFS VIT Emerging Growth Series                                             1,471          --        (199)          --       1,272
   MFS VIT New Discovery Series                                               3,836          --        (627)         956       4,165

                                      VL-R
                                       48

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2003:

                                                                           Units,
                                                                           at the                               Units,
                                                                         Beginning                           Transferred   Units, at
                                                                           of the      Units,      Units,      between    the End of
                              Divisions                                     Year     Purchased   Withdrawn      Funds      the Year
------------------------------------------------------------------------------------------------------------------------------------
Corporate America Divisions - continued:
   MFS VIT Research Series                                                    2,002       1,235         (39)          (1)      3,197
   Neuberger Berman AMT Mid-Cap Growth Portfolio                                 --       1,001          --           --       1,001
   PIMCO VIT Real Return Portfolio - Administrative Class                     3,026          --         (71)        (540)      2,415
   PIMCO VIT Short-Term Portfolio - Administrative Class                      6,727       9,415      (1,405)       1,183      15,920
   PIMCO VIT Total Return Portfolio - Administrative Class                    4,850       2,196        (117)           1       6,930
   Putnam VT Diversified Income Fund - Class IB                             190,178      96,479      (4,426)      12,374     294,605
   Putnam VT Growth and Income Fund - Class IB                              234,304     127,725      (8,235)      18,092     371,886
   Putnam VT International Growth and Income Fund - Class IB                     --       1,334          --           --       1,334
   Safeco RST Growth Opportunities Portfolio                                  3,445          40        (114)          --       3,371
   VALIC Company I - Mid Cap Index Fund                                       7,522          57        (594)          --       6,985
   VALIC Company I - Money Market I Fund                                     28,915       8,810        (357)     (32,132)      5,236
   VALIC Company I - Small Cap Index Fund                                     3,525       1,669        (271)          --       4,923
   VALIC Company I - Stock Index Fund                                        13,034       2,288        (356)          --      14,966
   Vanguard VIF REIT Index Portfolio                                          4,485          --      (1,097)         455       3,843
Legacy Plus Divisions:
   AIM V.I. Premier Equity Fund - Series I shares                                 1          --          --           (1)         --
   Scudder VIT Equity 500 Index Fund - Class A                                1,610         319        (258)          (1)      1,670
   VALIC Company I - Money Market I Fund                                        977         126        (100)          --       1,003
Platinum Investor I and II Divisions:
   AIM V.I. International Growth Fund - Series I shares                     368,831      76,995     (74,099)     (42,863)    328,864
   AIM V.I. Premier Equity Fund - Series I shares                           957,563     173,672    (221,362)     (53,504)    856,369
   American Century VP Value Fund                                           180,166      15,420     (59,760)      74,841     210,667
   Ayco Growth Fund                                                          29,066         151      (1,475)     (27,742)         --
   Credit Suisse Small Cap Growth Portfolio                                  35,231       2,769      (7,048)      15,865      46,817
   Dreyfus IP MidCap Stock Portfolio - Initial shares                        63,006       6,887      (6,547)       9,675      73,021
   Dreyfus VIF Developing Leaders Portfolio - Initial shares                426,312      76,960     (80,009)     (17,781)    405,482
   Dreyfus VIF Quality Bond Portfolio - Initial shares                      434,524      24,238     (72,482)     (34,416)    351,864
   Fidelity VIP Asset Manager Portfolio - Service Class 2                   174,156       5,594     (76,390)      91,190     194,550
   Fidelity VIP Contrafund Portfolio - Service Class 2                      243,907      20,250     (50,361)      61,471     275,267
   Fidelity VIP Equity-Income Portfolio - Service Class 2                   264,111      20,773     (45,650)      62,077     301,311
   Fidelity VIP Growth Portfolio - Service Class 2                          305,211      25,551     (54,295)      25,218     301,685
   Fidelity VIP Mid Cap Portfolio - Service Class 2                              --           7         (85)      14,008      13,930
   Franklin Templeton - Franklin Small Cap Value Securities
    Fund - Class 2                                                               --           5          (4)         822         823
   Franklin Templeton - Franklin U.S. Government Fund - Class 2              19,378       4,513      (7,146)      13,233      29,978
   Franklin Templeton - Mutual Shares Securities Fund - Class 2              12,404       1,216     (12,173)      22,823      24,270
   Franklin Templeton - Templeton Foreign Securities Fund - Class 2           7,590       6,971      (3,608)      43,821      54,774
   Goldman Sachs Capital Growth Fund                                             --          --          (1)      14,862      14,861
   Janus Aspen Series International Growth Portfolio - Service Shares        77,304      16,648      (7,844)      (1,533)     84,575
   Janus Aspen Series Mid Cap Growth Portfolio - Service Shares              50,819      13,052      (7,690)      (3,876)     52,305
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares           154,176      13,898     (57,763)      18,440     128,751

                                      VL-R
                                       49

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2003:

                                                                           Units,
                                                                           at the                               Units,
                                                                         Beginning                           Transferred   Units, at
                                                                           of the      Units,      Units,      between    the End of
                              Divisions                                     Year     Purchased   Withdrawn      Funds      the Year
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II Divisions - continued:
   JPMorgan Mid Cap Value Portfolio                                              --           8          (6)          37          39
   JPMorgan Small Company Portfolio                                          14,260       1,031      (1,758)      11,165      24,698
   MFS VIT Capital Opportunities Series                                     138,353      12,493     (34,270)       7,243     123,819
   MFS VIT Emerging Growth Series                                           734,536     193,938    (166,982)     (53,663)    707,829
   MFS VIT New Discovery Series                                             109,936       7,813     (15,701)      16,318     118,366
   MFS VIT Research Series                                                   43,887       6,440      (5,841)       1,013      45,499
   Neuberger Berman AMT Mid-Cap Growth Portfolio                             57,765       6,196      (5,611)      (7,261)     51,089
   Oppenheimer Global Securities Fund/VA                                         --          --          --        2,681       2,681
   Oppenheimer Multiple Strategies Fund/VA                                       --          --          --            2           2
   PIMCO VIT Real Return Portfolio - Administrative Class                   190,024      16,412     (42,078)     (48,585)    115,773
   PIMCO VIT Short-Term Portfolio - Administrative Class                     80,480      20,944     (25,585)     122,837     198,676
   PIMCO VIT Total Return Portfolio - Administrative Class                  276,366      15,102     (38,960)       6,267     258,775
   Putnam VT Diversified Income Fund - Class IB                             100,097      11,663     (12,348)      (9,520)     89,892
   Putnam VT Growth and Income Fund - Class IB                              556,852      98,870    (133,933)     (12,216)    509,573
   Putnam VT International Growth and Income Fund - Class IB                235,399      37,885     (33,485)        (219)    239,580
   Safeco RST Core Equity Portfolio                                         332,477      64,154     (87,752)     (32,702)    276,177
   Safeco RST Growth Opportunities Portfolio                                445,419      68,084     (88,295)     (28,717)    396,491
   SunAmerica - Aggressive Growth Portfolio - Class 1                           108          12        (462)       7,917       7,575
   SunAmerica - SunAmerica Balanced Portfolio - Class 1                          16         252        (114)          41         195
   UIF Equity Growth Portfolio - Class I                                    381,798      77,426     (77,468)     (55,550)    326,206
   UIF High Yield Portfolio - Class I                                       128,628      18,326     (20,133)        (421)    126,400
   VALIC Company I - International Equities Fund                            133,568       9,441     (25,193)       4,614     122,430
   VALIC Company I - Mid Cap Index Fund                                     479,617      53,707     (68,946)       9,590     473,968
   VALIC Company I - Money Market I Fund                                  1,576,362     493,219    (385,519)    (496,995)  1,187,067
   VALIC Company I - Nasdaq-100 Index Fund                                   88,041      18,417     (18,873)      87,878     175,463
   VALIC Company I - Science & Technology Fund                               33,591       7,662      (6,346)      14,293      49,200
   VALIC Company I - Small Cap Index Fund                                   101,961       6,930      (4,858)      28,246     132,279
   VALIC Company I - Stock Index Fund                                     1,712,769     221,270    (353,492)      19,982   1,600,529
   Van Kampen LIT Growth and Income Portfolio - Class I                     154,511      19,967     (33,657)      37,682     178,503
   Vanguard VIF High Yield Bond Portfolio                                    45,524      10,731      (6,396)      23,602      73,461
   Vanguard VIF REIT Index Portfolio                                         70,827       5,742     (14,530)      17,483      79,522
Platinum Investor III Divisions:
   AIM V.I. International Growth Fund - Series I shares                      77,922      45,593     (22,903)      20,387     120,999
   AIM V.I. Premier Equity Fund - Series I shares                           347,063     175,182     (97,216)       8,099     433,128
   Alger American Leveraged AllCap Portfolio - Class O Shares                    --         318        (263)      17,952      18,007
   Alger American MidCap Growth Portfolio - Class O Shares                       --         940        (510)      18,355      18,785
   American Century VP Value Fund                                           221,601     119,261     (61,824)      90,425     369,463
   Ayco Growth Fund                                                          30,148       5,914      (6,972)     (29,090)         --
   Credit Suisse Small Cap Growth Portfolio                                  51,587      29,746     (13,952)      47,309     114,690
   Dreyfus IP MidCap Stock Portfolio - Initial shares                       121,203      57,835     (31,070)      13,643     161,611

                                      VL-R
                                       50

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2003:

                                                                           Units,
                                                                           at the                               Units,
                                                                         Beginning                           Transferred   Units, at
                                                                           of the       Units,     Units,      between    the End of
                              Divisions                                     Year     Purchased   Withdrawn      Funds      the Year
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III Divisions - continued:
   Dreyfus VIF Developing Leaders Portfolio - Initial shares                271,074     154,259     (73,729)      25,914     377,518
   Dreyfus VIF Quality Bond Portfolio - Initial shares                      153,439      78,320     (45,402)      24,314     210,671
   Fidelity VIP Asset Manager Portfolio - Service Class 2                    79,608      47,699     (25,955)      45,570     146,922
   Fidelity VIP Contrafund Portfolio - Service Class 2                      301,956     211,568     (94,138)     159,576     578,962
   Fidelity VIP Equity-Income Portfolio - Service Class 2                   359,047     211,691     (98,918)     147,070     618,890
   Fidelity VIP Growth Portfolio - Service Class 2                          528,324     286,683    (144,998)     136,350     806,359
   Fidelity VIP Mid Cap Portfolio - Service Class 2                              --       1,167        (239)       6,662       7,590
   Franklin Templeton - Franklin Small Cap Value Securities Fund -
    Class 2                                                                      --       1,090        (371)      13,201      13,920
   Franklin Templeton - Franklin U.S. Government Fund - Class 2             765,913      22,765     (71,552)     276,121     993,247
   Franklin Templeton - Mutual Shares Securities Fund - Class 2             485,325      19,815     (39,157)      32,470     498,453
   Franklin Templeton - Templeton Foreign Securities Fund - Class 2         517,539      15,326     (38,586)      19,854     514,133
   Goldman Sachs Capital Growth Fund                                             --          --        (121)      16,345      16,224
   Janus Aspen Series International Growth Portfolio - Service Shares       130,384      71,320     (33,171)      16,011     184,544
   Janus Aspen Series Mid Cap Growth Portfolio - Service Shares             257,635     149,642     (78,828)      48,694     377,143
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares           206,199     124,978     (58,998)      42,376     314,555
   JPMorgan Mid Cap Value Portfolio                                              --         363        (383)       9,352       9,332
   JPMorgan Small Company Portfolio                                          32,094      21,410     (10,824)      19,443      62,123
   MFS VIT Capital Opportunities Series                                     261,521     142,671     (79,215)      26,755     351,732
   MFS VIT Emerging Growth Series                                           407,316     223,811    (126,793)     206,464     710,798
   MFS VIT New Discovery Series                                             128,296      78,121     (35,732)      38,822     209,507
   MFS VIT Research Series                                                   95,980      54,405     (31,790)       9,179     127,774
   Neuberger Berman AMT Mid-Cap Growth Portfolio                            171,461      83,728     (46,044)      37,420     246,565
   Oppenheimer Global Securities Fund/VA                                         --         826        (220)       7,358       7,964
   Oppenheimer Multiple Strategies Fund/VA                                       --         202        (131)       5,604       5,675
   PIMCO VIT Real Return Portfolio - Administrative Class                   174,421     128,885     (51,006)     104,925     357,225
   PIMCO VIT Short-Term Portfolio - Administrative Class                     86,224      23,579     (20,485)      47,139     136,457
   PIMCO VIT Total Return Portfolio - Administrative Class                  301,969     117,628     (59,111)      76,640     437,126
   Putnam VT Diversified Income Fund - Class IB                              34,162      14,150      (9,086)      18,594      57,820
   Putnam VT Growth and Income Fund - Class IB                              326,752     156,775     (85,716)      69,550     467,361
   Putnam VT International Growth and Income Fund - Class IB                135,756      70,993     (26,550)      18,399     198,598
   Safeco RST Core Equity Portfolio                                          48,012      27,388     (12,632)       1,168      63,936
   Safeco RST Growth Opportunities Portfolio                                105,618      60,372     (33,663)     (11,370)    120,957
   SunAmerica - Aggressive Growth Portfolio - Class 1                         2,070       5,047      (2,117)       9,418      14,418
   SunAmerica - SunAmerica Balanced Portfolio - Class 1                       8,391       9,911      (4,748)      14,880      28,434
   UIF Equity Growth Portfolio - Class I                                     49,604      18,969      (8,754)       6,831      66,650
   UIF High Yield Portfolio - Class I                                        13,440       4,307      (2,877)       6,071      20,941
   VALIC Company I - International Equities Fund                             43,063      17,007      (9,794)      17,195      67,471
   VALIC Company I - Mid Cap Index Fund                                     229,906     120,456     (55,897)      60,842     355,307
   VALIC Company I - Money Market I Fund                                  1,248,697   2,571,974    (393,353)  (2,269,568)  1,157,750
   VALIC Company I - Nasdaq-100 Index Fund                                  337,089     154,426     (82,688)      49,557     458,384

                                      VL-R
                                       51

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2003:

                                                                           Units,
                                                                           at the                               Units,
                                                                         Beginning                           Transferred  Units, at
                                                                           of the       Units,     Units,      between    the End of
                              Divisions                                     Year     Purchased   Withdrawn      Funds      the Year
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III Divisions - continued:
   VALIC Company I - Science & Technology Fund                              119,566      60,111     (31,248)      16,265     164,694
   VALIC Company I - Small Cap Index Fund                                    89,617      36,971     (23,419)      47,500     150,669
   VALIC Company I - Stock Index Fund                                     1,643,626     797,187    (294,247)     321,808   2,468,374
   Van Kampen LIT Growth and Income Portfolio - Class I                      77,747      71,112     (27,683)      34,074     155,250
   Vanguard VIF High Yield Bond Portfolio                                   110,201      36,712     (27,695)      84,207     203,425
   Vanguard VIF REIT Index Portfolio                                        157,740      64,856     (30,244)      47,176     239,528
Platinum Investor PLUS Divisions:
   AIM V.I. International Growth Fund - Series I shares                         480       1,361        (620)       2,592       3,813
   AIM V.I. Premier Equity Fund - Series I shares                             1,706       2,432      (1,310)       6,076       8,904
   Alger American Leveraged AllCap Portfolio - Class O Shares                    --         218         (69)       1,057       1,206
   Alger American MidCap Growth Portfolio - Class O Shares                       --         191         (78)         872         985
   American Century VP Value Fund                                             4,788       7,412      (3,542)      11,852      20,510
   Ayco Growth Fund                                                               1          26         (22)          (5)         --
   Credit Suisse Small Cap Growth Portfolio                                     871       1,520        (585)       2,031       3,837
   Dreyfus IP MidCap Stock Portfolio - Initial shares                         3,019       2,701      (1,374)       6,708      11,054
   Dreyfus VIF Developing Leaders Portfolio - Initial shares                  4,300       6,882      (3,210)       6,979      14,951
   Dreyfus VIF Quality Bond Portfolio - Initial shares                        4,878       8,268      (4,000)       3,309      12,455
   Fidelity VIP Asset Manager Portfolio - Service Class 2                     1,718       2,620      (1,227)       4,360       7,471
   Fidelity VIP Contrafund Portfolio - Service Class 2                        4,180       6,951      (3,874)      21,093      28,350
   Fidelity VIP Equity-Income Portfolio - Service Class 2                     6,741      10,284      (4,475)      16,258      28,808
   Fidelity VIP Growth Portfolio - Service Class 2                            6,371      10,511      (4,617)      23,073      35,338
   Fidelity VIP Mid Cap Portfolio - Service Class 2                              --         521        (132)         694       1,083
   Franklin Templeton - Franklin Small Cap Value Securities Fund -
    Class 2                                                                      --         285         (61)       2,050       2,274
   Franklin Templeton - Franklin U.S. Government Fund - Class 2               1,443       4,463      (2,565)      28,916      32,257
   Franklin Templeton - Mutual Shares Securities Fund - Class 2               2,794       2,849      (1,441)       4,845       9,047
   Franklin Templeton - Templeton Foreign Securities Fund - Class 2           1,105       2,148        (675)       2,033       4,611
   Goldman Sachs Capital Growth Fund                                             --          --          --          115         115
   Janus Aspen Series International Growth Portfolio - Service Shares         1,057       1,380        (805)       2,015       3,647
   Janus Aspen Series Mid Cap Growth Portfolio - Service Shares               1,532       1,390        (919)       4,122       6,125
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares             1,138       2,930      (1,421)       5,685       8,332
   JPMorgan Mid Cap Value Portfolio                                              --         115         (38)          62         139
   JPMorgan Small Company Portfolio                                              83         780        (373)       1,055       1,545
   MFS VIT Capital Opportunities Series                                       1,935       3,666      (1,681)       9,288      13,208
   MFS VIT Emerging Growth Series                                             1,418       3,986      (1,779)       7,363      10,988
   MFS VIT New Discovery Series                                               2,463       2,566      (1,248)       4,207       7,988
   MFS VIT Research Series                                                      444         821        (433)       2,494       3,326
   Neuberger Berman AMT Mid-Cap Growth Portfolio                              1,371       2,496      (1,367)       6,635       9,135
   Oppenheimer Global Securities Fund/VA                                         --         119         (51)         186         254
   Oppenheimer Multiple Strategies Fund/VA                                       --          93         (25)         423         491
   PIMCO VIT Real Return Portfolio - Administrative Class                     5,160       8,585      (5,144)      10,993      19,594

                                      VL-R
                                       52

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2003:

                                                                           Units,
                                                                           at the                               Units,
                                                                         Beginning                           Transferred  Units, at
                                                                           of the       Units,     Units,      between    the End of
                              Divisions                                     Year     Purchased   Withdrawn      Funds      the Year
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor PLUS Divisions - continued:
   PIMCO VIT Short-Term Portfolio - Administrative Class                        560       1,398        (686)       3,793       5,065
   PIMCO VIT Total Return Portfolio - Administrative Class                    4,990       8,900      (4,211)      14,817      24,496
   Putnam VT Diversified Income Fund - Class IB                                 246       1,311        (738)       3,411       4,230
   Putnam VT Growth and Income Fund - Class IB                                3,645       6,392      (2,934)       5,899      13,002
   Putnam VT International Growth and Income Fund - Class IB                    682       1,817      (1,030)       3,060       4,529
   Safeco RST Core Equity Portfolio                                             291         579        (213)         181         838
   Safeco RST Growth Opportunities Portfolio                                  1,743       1,780        (780)         824       3,567
   SunAmerica - Aggressive Growth Portfolio - Class 1                           124         490        (241)       1,601       1,974
   SunAmerica - SunAmerica Balanced Portfolio - Class 1                       2,001       2,813      (1,323)       2,961       6,452
   UIF Equity Growth Portfolio - Class I                                        133         807        (273)       1,308       1,975
   UIF High Yield Portfolio - Class I                                            --         174         (54)         312         432
   VALIC Company I - International Equities Fund                                 57         399        (325)       3,593       3,724
   VALIC Company I - Mid Cap Index Fund                                       2,609       3,622      (2,512)      11,464      15,183
   VALIC Company I - Money Market I Fund                                     14,815     409,481     (22,842)    (303,244)     98,210
   VALIC Company I - Nasdaq-100 Index Fund                                      457       1,043        (700)       5,049       5,849
   VALIC Company I - Science & Technology Fund                                   48         806        (335)       1,873       2,392
   VALIC Company I - Small Cap Index Fund                                     1,298       1,123      (1,030)       6,490       7,881
   VALIC Company I - Stock Index Fund                                         1,898       3,738      (4,939)      41,470      42,167
   Van Kampen LIT Growth and Income Portfolio - Class I                       1,758       3,225      (1,497)       6,107       9,593
   Vanguard VIF High Yield Bond Portfolio                                     1,974       2,383      (1,634)       6,563       9,286
   Vanguard VIF REIT Index Portfolio                                          5,814       5,938      (3,363)       5,868      14,257
Platinum Investor Survivor Divisions:
   AIM V.I. International Growth Fund - Series I shares                      50,094       8,299      (8,330)      (3,643)     46,420
   AIM V.I. Premier Equity Fund - Series I shares                           105,247      37,635     (30,144)      (3,246)    109,492
   Alger American Leveraged AllCap Portfolio - Class O Shares                    --          86         (52)         104         138
   Alger American MidCap Growth Portfolio - Class O Shares                       --          61        (120)       2,233       2,174
   American Century VP Value Fund                                            12,625       6,942      (6,047)      12,005      25,525
   Ayco Growth Fund                                                         789,598          --     (49,426)    (740,172)         --
   Credit Suisse Small Cap Growth Portfolio                                   3,366       1,138      (1,575)       1,601       4,530
   Dreyfus IP MidCap Stock Portfolio - Initial shares                        20,439       2,359      (3,490)        (545)     18,763
   Dreyfus VIF Developing Leaders Portfolio - Initial shares                161,430      13,161    (110,273)      (5,698)     58,620
   Dreyfus VIF Quality Bond Portfolio - Initial shares                       19,599       7,219      (2,607)      (1,552)     22,659
   Fidelity VIP Asset Manager Portfolio - Service Class 2                     8,463       1,619      (2,092)         871       8,861
   Fidelity VIP Contrafund Portfolio - Service Class 2                      272,383       8,069    (237,099)      (5,585)     37,768
   Fidelity VIP Equity-Income Portfolio - Service Class 2                   262,426      13,164    (214,156)       4,355      65,789
   Fidelity VIP Growth Portfolio - Service Class 2                          404,293      32,144    (348,989)      (2,692)     84,756
   Franklin Templeton - Franklin Small Cap Value Securities Fund -
    Class 2                                                                      --          --          --          954         954
   Franklin Templeton - Franklin U.S. Government Fund - Class 2              25,055       9,864      (2,253)     (32,359)        307
   Franklin Templeton - Mutual Shares Securities Fund - Class 2               1,068         493        (109)       1,000       2,452
   Franklin Templeton - Templeton Foreign Securities Fund - Class 2             595         134        (962)       6,188       5,955

                                      VL-R
                                       53

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2003:

                                                                           Units,
                                                                           at the                               Units,
                                                                         Beginning                           Transferred  Units, at
                                                                           of the       Units,     Units,      between    the End of
                              Divisions                                     Year     Purchased   Withdrawn      Funds      the Year
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor Divisions - continued:
   Goldman Sachs Capital Growth Fund                                             --          --          (8)     740,046     740,038
   Janus Aspen Series International Growth Portfolio - Service Shares        25,566       8,290      (5,554)       7,144      35,446
   Janus Aspen Series Mid Cap Growth Portfolio - Service Shares              14,436      11,669      (6,331)       9,680      29,454
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares            21,524       9,792      (5,284)      10,671      36,703
   JPMorgan Small Company Portfolio                                           1,804         390        (720)        (373)      1,101
   MFS VIT Capital Opportunities Series                                      38,315      16,183      (7,343)      (4,805)     42,350
   MFS VIT Emerging Growth Series                                           112,158      36,973     (28,380)       7,699     128,450
   MFS VIT New Discovery Series                                               6,447       2,540      (2,059)       5,962      12,890
   MFS VIT Research Series                                                    9,598       4,536      (2,886)      (1,105)     10,143
   Neuberger Berman AMT Mid-Cap Growth Portfolio                            175,271       5,537    (165,954)        (665)     14,189
   Oppenheimer Global Securities Fund/VA                                         --         103         (11)       1,179       1,271
   Oppenheimer Multiple Strategies Fund/VA                                       --          --          --          433         433
   PIMCO VIT Real Return Portfolio - Administrative Class                    61,007       2,239      (5,208)      (2,046)     55,992
   PIMCO VIT Short-Term Portfolio - Administrative Class                     17,021       2,155      (3,200)       6,506      22,482
   PIMCO VIT Total Return Portfolio - Administrative Class                   51,588       2,197      (4,271)       1,838      51,352
   Putnam VT Diversified Income Fund - Class IB                               4,759         673        (610)        (465)      4,357
   Putnam VT Growth and Income Fund - Class IB                               68,750      23,293     (20,311)      (1,334)     70,398
   Putnam VT International Growth and Income Fund - Class IB                230,768       8,217    (198,788)       3,000      43,197
   Safeco RST Core Equity Portfolio                                          27,186       8,243      (3,839)         647      32,237
   Safeco RST Growth Opportunities Portfolio                                 30,017       4,534     (13,032)      (4,501)     17,018
   UIF Equity Growth Portfolio - Class I                                     49,021       4,492     (19,113)      (4,259)     30,141
   UIF High Yield Portfolio - Class I                                        23,236       3,592      (1,656)        (370)     24,802
   VALIC Company I - International Equities Fund                             13,500       3,989      (5,823)         499      12,165
   VALIC Company I - Mid Cap Index Fund                                      60,525      14,035      (6,760)      (2,793)     65,007
   VALIC Company I - Money Market I Fund                                    411,443      62,134     (38,561)     (54,818)    380,198
   VALIC Company I - Nasdaq-100 Index Fund                                   10,382       2,305      (3,056)      10,761      20,392
   VALIC Company I - Science & Technology Fund                                6,981       5,169      (1,215)       2,335      13,270
   VALIC Company I - Small Cap Index Fund                                    20,366       3,571      (2,773)       5,203      26,367
   VALIC Company I - Stock Index Fund                                       564,353     152,650     (53,637)      21,802     685,168
   Van Kampen LIT Growth and Income Portfolio - Class I                      19,931       2,602      (7,068)        (311)     15,154
   Vanguard VIF High Yield Bond Portfolio                                    58,997      10,532      (7,959)       9,664      71,234
   Vanguard VIF REIT Index Portfolio                                         18,253       5,291      (2,330)           2      21,216
Platinum Investor Survivor II Divisions:
   AIM V.I. International Growth Fund - Series I shares                       1,368         135        (241)         (67)      1,195
   AIM V.I. Premier Equity Fund - Series I shares                             3,438       1,657      (1,142)         196       4,149
   Alger American Leveraged AllCap Portfolio - Class O Shares                    --          --          (1)         104         103
   Alger American MidCap Growth Portfolio - Class O Shares                       --          37         (12)         318         343
   American Century VP Value Fund                                            42,508      14,977      (7,441)      16,872      66,916
   Ayco Growth Fund                                                         222,735          --     (18,775)    (203,960)         --
   Credit Suisse Small Cap Growth Portfolio                                     124         180         (96)         541         749

                                      VL-R
                                       54

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2003:

                                                                           Units,
                                                                           at the                               Units,
                                                                         Beginning                           Transferred  Units, at
                                                                           of the       Units,     Units,      between    the End of
                              Divisions                                     Year     Purchased   Withdrawn      Funds      the Year
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor II Divisions - continued:
   Dreyfus IP MidCap Stock Portfolio - Initial shares                         1,861         798        (634)       2,375       4,400
   Dreyfus VIF Developing Leaders Portfolio - Initial shares                 19,192      13,494      (4,922)      15,370      43,134
   Dreyfus VIF Quality Bond Portfolio - Initial shares                        3,457         981        (644)       1,087       4,881
   Fidelity VIP Asset Manager Portfolio - Service Class 2                     4,060       1,548        (982)       3,248       7,874
   Fidelity VIP Contrafund Portfolio - Service Class 2                        4,002       3,176      (1,572)       3,387       8,993
   Fidelity VIP Equity-Income Portfolio - Service Class 2                    28,086       3,175      (4,125)       4,239      31,375
   Fidelity VIP Growth Portfolio - Service Class 2                           30,554       4,526      (4,205)       2,624      33,499
   Fidelity VIP Mid Cap Portfolio - Service Class 2                              --          --          (2)         648         646
   Franklin Templeton - Franklin Small Cap Value Securities Fund -
    Class 2                                                                      --         106          (3)         304         407
   Franklin Templeton - Franklin U.S. Government Fund - Class 2                 372         750        (938)       4,256       4,440
   Franklin Templeton - Mutual Shares Securities Fund - Class 2               8,126         165      (1,349)       9,147      16,089
   Franklin Templeton - Templeton Foreign Securities Fund - Class 2           9,504         555      (1,884)      17,993      26,168
   Goldman Sachs Capital Growth Fund                                             --          --      (1,450)     203,960     202,510
   Janus Aspen Series International Growth Portfolio - Service Shares        10,266          --        (906)      (5,017)      4,343
   Janus Aspen Series Mid Cap Growth Portfolio - Service Shares                  --          --         (35)       1,031         996
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares            14,644      18,037      (4,402)          74      28,353
   JPMorgan Mid Cap Value Portfolio                                              --          24         (19)         354         359
   JPMorgan Small Company Portfolio                                             116          --         (23)         376         469
   MFS VIT Capital Opportunities Series                                       1,984         620        (450)         290       2,444
   MFS VIT Emerging Growth Series                                               978         608        (480)         975       2,081
   MFS VIT New Discovery Series                                              18,384       1,063      (2,036)       3,048      20,459
   MFS VIT Research Series                                                    2,335       2,230        (709)          --       3,856
   Neuberger Berman AMT Mid-Cap Growth Portfolio                              2,862       3,113      (1,083)       1,398       6,290
   Oppenheimer Global Securities Fund/VA                                         --          --          --          316         316
   Oppenheimer Multiple Strategies Fund/VA                                       --           8          (8)       3,197       3,197
   PIMCO VIT Real Return Portfolio - Administrative Class                     5,707       2,273      (2,022)       6,583      12,541
   PIMCO VIT Short-Term Portfolio - Administrative Class                     34,758         517      (2,751)      (2,763)     29,761
   PIMCO VIT Total Return Portfolio - Administrative Class                   43,725      18,599      (4,162)      (5,773)     52,389
   Putnam VT Diversified Income Fund - Class IB                                  --          69         (47)         100         122
   Putnam VT Growth and Income Fund - Class IB                                2,240       1,035        (816)       1,633       4,092
   Putnam VT International Growth and Income Fund - Class IB                 12,013       1,434      (1,385)         335      12,397
   Safeco RST Core Equity Portfolio                                             145          28         (66)          80         187
   Safeco RST Growth Opportunities Portfolio                                 12,647      14,080      (3,527)          43      23,243
   SunAmerica - Aggressive Growth Portfolio - Class 1                            --           9         (48)         368         329
   SunAmerica - SunAmerica Balanced Portfolio - Class 1                          --          --          (7)         414         407
   UIF Equity Growth Portfolio - Class I                                         99          --         (20)          62         141
   UIF High Yield Portfolio - Class I                                         2,195       1,420        (452)         520       3,683
   VALIC Company I - International Equities Fund                                280          --        (119)         186         347
   VALIC Company I - Mid Cap Index Fund                                      19,511      14,248      (4,657)       5,386      34,488
   VALIC Company I - Money Market I Fund                                    514,618     180,009     (52,502)    (135,341)    506,784

                                      VL-R
                                       55

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2003:

                                                                           Units,
                                                                           at the                               Units,
                                                                         Beginning                           Transferred  Units, at
                                                                           of the       Units,     Units,      between    the End of
                              Divisions                                     Year     Purchased   Withdrawn      Funds      the Year
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor II Divisions - continued:
   VALIC Company I - Nasdaq-100 Index Fund                                       --         132          (6)          36         162
   VALIC Company I - Science & Technology Fund                                  506         327        (154)          23         702
   VALIC Company I - Small Cap Index Fund                                     1,287         707        (466)         411       1,939
   VALIC Company I - Stock Index Fund                                        80,956     105,362     (22,458)       8,358     172,218
   Van Kampen LIT Growth and Income Portfolio - Class I                         451         402        (429)       4,070       4,494
   Vanguard VIF High Yield Bond Portfolio                                     1,345       1,287        (620)       1,140       3,152
   Vanguard VIF REIT Index Portfolio                                          5,625       2,414      (1,266)       2,742       9,515

                                      VL-R
                                       56

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2002:

                                                                           Units,
                                                                           at the                               Units,
                                                                         Beginning                           Transferred  Units, at
                                                                           of the       Units,     Units,      between    the End of
                              Divisions                                     Year     Purchased   Withdrawn      Funds      the Year
------------------------------------------------------------------------------------------------------------------------------------
AG Legacy Plus Divisions:
   AIM V.I. International Growth Fund - Series I shares                      13,238       4,415        (490)       5,613      22,776
   American Century VP Value Fund                                            19,195       4,131      (2,666)      11,552      32,212
   Fidelity VIP Asset Manager Portfolio - Service Class 2                     1,530          --        (196)       7,171       8,505
   Fidelity VIP Contrafund Portfolio - Service Class 2                        6,070       1,736      (1,578)      19,560      25,788
   Fidelity VIP Equity-Income Portfolio - Service Class 2                    16,085       1,898      (1,307)      23,223      39,899
   Fidelity VIP Growth Portfolio - Service Class 2                            8,893         596      (2,805)      14,978      21,662
   Franklin Templeton - Franklin Small Cap Fund - Class 2                     6,998       1,058      (2,003)      13,863      19,916
   Franklin Templeton - Templeton Foreign Securities Fund - Class 2           1,036         434        (166)       5,291       6,595
   MFS VIT Emerging Growth Series                                             4,501         403        (365)       2,997       7,536
   MFS VIT New Discovery Series                                               1,314         224        (232)       6,240       7,546
   MFS VIT Total Return Series                                               67,578      10,745      (5,533)      63,281     136,071
   Neuberger Berman AMT Partners Portfolio                                    5,132         362        (260)       6,533      11,767
   Oppenheimer High Income Fund/VA                                            7,783       2,243        (237)       1,955      11,744
   PIMCO VIT Real Return Portfolio - Administrative Class                    12,784       8,528      (1,492)      12,861      32,681
   PIMCO VIT Total Return Portfolio - Administrative Class                   10,974         909      (2,370)      15,586      25,099
   Putnam VT Diversified Income Fund - Class IB                               4,788       1,313        (178)       1,978       7,901
   Putnam VT Small Cap Value Fund - Class IB                                  8,198       1,664        (728)      15,466      24,600
   Putnam VT Vista Fund - Class IB                                            9,574       1,088        (295)       4,311      14,678
   Putnam VT Voyager Fund - Class IB                                         26,218       6,699      (3,763)      18,252      47,406
   VALIC Company I - International Equities Fund                              1,710         607        (236)       8,975      11,056
   VALIC Company I - Mid Cap Index Fund                                       4,237       1,049        (707)      12,846      17,425
   VALIC Company I - Money Market I Fund                                     57,185     245,567     (15,945)    (239,474)     47,333
   VALIC Company I - Stock Index Fund                                         9,606       1,880      (2,727)      43,769      52,528
   Van Kampen LIT Emerging Growth Portfolio - Class I                        14,444       5,149        (776)       1,364      20,181
   Van Kampen LIT Government Portfolio - Class I                              3,341       7,238        (510)         955      11,024
Corporate America Divisions:
   AIM V.I. International Growth Fund - Series I shares                      36,330         658     (31,024)         (36)      5,928
   AIM V.I. Premier Equity Fund - Series I shares                            47,372          68     (41,320)          16       6,136
   American Century VP Value Fund                                             2,361       1,495        (122)       1,397       5,131
   Dreyfus VIF Developing Leaders Portfolio - Initial shares                 39,148       1,349     (31,371)       1,002      10,128
   Dreyfus VIF Quality Bond Portfolio - Initial shares                       22,578       2,351     (17,759)          65       7,235
   Fidelity VIP Contrafund Portfolio - Service Class 2                        2,132       1,048        (123)       1,726       4,783
   Fidelity VIP Equity-Income Portfolio - Service Class 2                     6,677       6,729        (441)       4,365      17,330
   Fidelity VIP Growth Portfolio - Service Class 2                            2,078       2,354         (78)          12       4,366
   Janus Aspen Series International Growth Portfolio - Service Shares           835       1,049         (23)          12       1,873
   Janus Aspen Series Mid Cap Growth Portfolio - Service Shares               2,288          --        (156)           3       2,135
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares             4,448       1,605        (331)       2,338       8,060
   MFS VIT Capital Opportunities Series                                       3,218          --        (213)          24       3,029
   MFS VIT Emerging Growth Series                                             1,597          --        (127)           1       1,471
   MFS VIT New Discovery Series                                               1,712          --        (131)       2,255       3,836

                                      VL-R
                                       57

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2002:

                                                                           Units,
                                                                           at the                               Units,
                                                                         Beginning                           Transferred  Units, at
                                                                           of the       Units,     Units,      between    the End of
                              Divisions                                     Year     Purchased   Withdrawn      Funds      the Year
------------------------------------------------------------------------------------------------------------------------------------
Corporate America Divisions - continued:
   MFS VIT Research Series                                                      997       1,025         (29)           9       2,002
   PIMCO VIT Real Return Portfolio - Administrative Class                        --          --         (35)       3,061       3,026
   PIMCO VIT Short-Term Portfolio - Administrative Class                      5,271         843        (230)         843       6,727
   PIMCO VIT Total Return Portfolio - Administrative Class                    2,554       2,406        (100)         (10)      4,850
   Putnam VT Diversified Income Fund - Class IB                              99,029      77,155      (2,507)      16,501     190,178
   Putnam VT Growth and Income Fund - Class IB                              110,489     106,054      (3,590)      21,351     234,304
   Safeco RST Growth Opportunities Portfolio                                 26,516          36     (23,235)         128       3,445
   VALIC Company I - Mid Cap Index Fund                                      45,379       1,682     (39,581)          42       7,522
   VALIC Company I - Money Market I Fund                                      2,212      76,482        (403)     (49,376)     28,915
   VALIC Company I - Small Cap Index Fund                                     1,347       2,185         (30)          23       3,525
   VALIC Company I - Stock Index Fund                                        59,072       3,190     (49,178)         (50)     13,034
   Vanguard VIF REIT Index Portfolio                                          2,407       1,351        (101)         828       4,485
Legacy Plus Divisions:
   AIM V.I. Premier Equity Fund - Series I shares                            15,448         121     (15,568)          --           1
   Scudder VIT EAFE Equity Index Fund - Class A                               5,923          34      (5,957)          --          --
   Scudder VIT Equity 500 Index Fund - Class A                               18,704         468     (17,562)          --       1,610
   UIF Equity Growth Portfolio - Class I                                      7,382          47      (7,429)          --          --
   VALIC Company I - Money Market I Fund                                      5,564         157      (4,744)          --         977
The One VUL Solution Divisions
   AIM V.I. Capital Appreciation Fund - Series I shares                         766          --        (776)          10          --
   AIM V.I. International Growth Fund - Series I shares                         174          --        (168)          (6)         --
   Franklin Templeton - Franklin Small Cap Fund - Class 2                       909          --        (912)           3          --
   Franklin Templeton - Templeton Developing Markets Securities Fund -
    Class 2                                                                     335          --        (274)         (61)         --
   MFS VIT Investors Trust Series                                               593          --        (578)         (15)         --
   One Group Investment Trust Equity Index Portfolio                          1,456          --      (1,503)          47          --
   One Group Investment Trust Mid Cap Growth Portfolio                          319          --        (305)         (14)         --
   One Group Investment Trust Large Cap Growth Portfolio                        421          --        (474)          53          --
   Oppenheimer High Income Fund/VA                                              296          --        (293)          (3)         --
   Putnam VT Vista Fund - Class IB                                              474          --        (479)           5          --
   Scudder International Research Portfolio                                     401          --        (404)           3          --
   Scudder Small Cap Value Portfolio                                            228          --        (182)         (46)         --
   Van Kampen LIT Emerging Growth Portfolio - Class I                         1,936          --      (2,062)         126          --
Platinum Investor I and II Divisions:
   AIM V.I. International Growth Fund - Series I shares                     356,170     114,357     (80,766)     (20,930)    368,831
   AIM V.I. Premier Equity Fund - Series I shares                           983,406     268,784    (209,692)     (84,935)    957,563
   American Century VP Value Fund                                           111,235      16,703     (52,941)     105,169     180,166
   Ayco Growth Fund                                                          21,904       6,952      (2,240)       2,450      29,066
   Credit Suisse Small Cap Growth Portfolio                                  27,893       2,998      (3,485)       7,825      35,231
   Dreyfus IP MidCap Stock Portfolio - Initial shares                        40,853       4,879      (7,020)      24,294      63,006
   Dreyfus VIF Developing Leaders Portfolio - Initial shares                503,048     104,428    (168,715)     (12,449)    426,312

                                      VL-R
                                       58

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2002:

                                                                           Units,
                                                                           at the                               Units,
                                                                         Beginning                           Transferred  Units, at
                                                                           of the       Units,     Units,      between    the End of
                              Divisions                                     Year     Purchased   Withdrawn      Funds      the Year
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II Divisions - continued:
   Dreyfus VIF Quality Bond Portfolio - Initial shares                      660,282      85,168    (233,459)     (77,467)    434,524
   Fidelity VIP Asset Manager Portfolio - Service Class 2                    12,000      10,773     (12,062)     163,445     174,156
   Fidelity VIP Contrafund Portfolio - Service Class 2                       94,909      14,237     (65,327)     200,088     243,907
   Fidelity VIP Equity-Income Portfolio - Service Class 2                   181,214      25,271     (42,939)     100,565     264,111
   Fidelity VIP Growth Portfolio - Service Class 2                          193,357      18,769     (38,473)     131,558     305,211
   Franklin Templeton - Franklin U.S. Government Fund - Class 2                  --         345        (338)      19,371      19,378
   Franklin Templeton - Mutual Shares Securities Fund - Class 2                  --         229        (721)      12,896      12,404
   Franklin Templeton - Templeton Foreign Securities Fund - Class 2              --         613        (370)       7,347       7,590
   Janus Aspen Series International Growth Portfolio - Service Shares        63,776      17,675      (9,030)       4,883      77,304
   Janus Aspen Series Mid Cap Growth Portfolio - Service Shares              32,312      16,709      (9,003)      10,801      50,819
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares            51,950      13,836     (12,638)     101,028     154,176
   JPMorgan Small Company Portfolio                                          12,062       1,979      (1,023)       1,242      14,260
   MFS VIT Capital Opportunities Series                                      90,744      20,302     (23,132)      50,439     138,353
   MFS VIT Emerging Growth Series                                           718,589     298,588    (217,864)     (64,777)    734,536
   MFS VIT New Discovery Series                                              81,569       5,820      (8,018)      30,565     109,936
   MFS VIT Research Series                                                   46,683      12,194     (17,445)       2,455      43,887
   Neuberger Berman AMT Mid-Cap Growth Portfolio                             40,478      12,851     (10,811)      15,247      57,765
   PIMCO VIT Real Return Portfolio - Administrative Class                    87,766      12,875     (80,545)     169,928     190,024
   PIMCO VIT Short-Term Portfolio - Administrative Class                     27,482       3,847      (6,631)      55,782      80,480
   PIMCO VIT Total Return Portfolio - Administrative Class                  131,290      10,175     (29,371)     164,272     276,366
   Putnam VT Diversified Income Fund - Class IB                             133,179      19,216     (18,949)     (33,349)    100,097
   Putnam VT Growth and Income Fund - Class IB                              541,025     109,480     (92,596)      (1,057)    556,852
   Putnam VT International Growth and Income Fund - Class IB                212,113      51,449     (32,944)       4,781     235,399
   Safeco RST Core Equity Portfolio                                         495,182      90,468    (207,963)     (45,210)    332,477
   Safeco RST Growth Opportunities Portfolio                                413,839      96,965     (78,239)      12,854     445,419
   SunAmerica - Aggressive Growth Portfolio - Class 1                            --          --          (1)         109         108
   SunAmerica - SunAmerica Balanced Portfolio - Class 1                          --          19          (3)          --          16
   UIF Equity Growth Portfolio - Class I                                    438,623     101,253     (88,198)     (69,880)    381,798
   UIF High Yield Portfolio - Class I                                       183,821      27,633     (19,547)     (63,279)    128,628
   VALIC Company I - International Equities Fund                            152,030      21,321     (15,168)     (24,615)    133,568
   VALIC Company I - Mid Cap Index Fund                                     457,875      85,103    (105,367)      42,006     479,617
   VALIC Company I - Money Market I Fund                                  2,030,596   1,636,141    (670,871)  (1,419,504)  1,576,362
   VALIC Company I - Nasdaq-100 Index Fund                                   44,914      34,640      (8,379)      16,866      88,041
   VALIC Company I - Science & Technology Fund                               29,457      15,255     (10,402)        (719)     33,591
   VALIC Company I - Small Cap Index Fund                                    46,053      10,381      (5,049)      50,576     101,961
   VALIC Company I - Stock Index Fund                                     1,590,799     380,616    (255,737)      (2,909)  1,712,769
   Van Kampen LIT Growth and Income Portfolio - Class I                          --      16,705     (15,641)     153,447     154,511
   Van Kampen LIT Strategic Stock Portfolio - Class I                       116,654       9,951      (7,090)    (119,515)         --
   Vanguard VIF High Yield Bond Portfolio                                    25,137       5,901      (5,473)      19,959      45,524
   Vanguard VIF REIT Index Portfolio                                         15,235       8,036     (28,572)      76,128      70,827

                                      VL-R
                                       59

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2002:

                                                                           Units,
                                                                           at the                              Units,      Units,
                                                                         Beginning                           Transferred   at the
                                                                           of the      Units,      Units,      between     End of
                                Divisions                                   Year     Purchased   Withdrawn      Funds     the Year
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III Divisions:
   AIM V.I. International Growth Fund - Series I shares                      43,539      38,632     (19,029)      14,780      77,922
   AIM V.I. Premier Equity Fund - Series I shares                           179,841     190,288     (83,889)      60,823     347,063
   American Century VP Value Fund                                            53,553      79,184     (38,312)     127,176     221,601
   Ayco Growth Fund                                                          17,986      18,181      (8,600)       2,581      30,148
   Credit Suisse Small Cap Growth Portfolio                                  26,246      21,862      (9,648)      13,127      51,587
   Dreyfus IP MidCap Stock Portfolio - Initial shares                        47,522      39,704     (21,388)      55,365     121,203
   Dreyfus VIF Developing Leaders Portfolio - Initial shares                131,447     105,254     (52,250)      86,623     271,074
   Dreyfus VIF Quality Bond Portfolio - Initial shares                       76,533      66,505     (34,335)      44,736     153,439
   Fidelity VIP Asset Manager Portfolio - Service Class 2                    22,872      32,240     (15,844)      40,340      79,608
   Fidelity VIP Contrafund Portfolio - Service Class 2                       89,776     109,688     (49,009)     151,501     301,956
   Fidelity VIP Equity-Income Portfolio - Service Class 2                   153,352     143,185     (69,255)     131,765     359,047
   Fidelity VIP Growth Portfolio - Service Class 2                          221,929     199,397    (105,310)     212,308     528,324
   Franklin Templeton - Franklin U.S. Government Fund - Class 2                  --       2,549     (88,489)     851,853     765,913
   Franklin Templeton - Mutual Shares Securities Fund - Class 2                  --       1,963      (9,332)     492,694     485,325
   Franklin Templeton - Templeton Foreign Securities Fund - Class 2              --       1,808      (9,761)     525,492     517,539
   Janus Aspen Series International Growth Portfolio - Service Shares        66,264      56,134     (24,697)      32,683     130,384
   Janus Aspen Series Mid Cap Growth Portfolio - Service Shares             129,640     134,673     (66,904)      60,226     257,635
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares            89,664      92,117     (39,304)      63,722     206,199
   JPMorgan Small Company Portfolio                                           9,804      13,484      (5,902)      14,708      32,094
   MFS VIT Capital Opportunities Series                                     121,140     132,170     (62,384)      70,595     261,521
   MFS VIT Emerging Growth Series                                           239,529     227,644     (96,219)      36,362     407,316
   MFS VIT New Discovery Series                                              47,211      48,818     (23,477)      55,744     128,296
   MFS VIT Research Series                                                   47,757      48,646     (24,211)      23,788      95,980
   Neuberger Berman AMT Mid-Cap Growth Portfolio                             59,965      63,266     (29,151)      77,381     171,461
   PIMCO VIT Real Return Portfolio - Administrative Class                    53,040      60,342     (28,365)      89,404     174,421
   PIMCO VIT Short-Term Portfolio - Administrative Class                     57,361      28,529     (22,659)      22,993      86,224
   PIMCO VIT Total Return Portfolio - Administrative Class                  126,029      61,280     (39,078)     153,738     301,969
   Putnam VT Diversified Income Fund - Class IB                              17,175      13,047      (7,309)      11,249      34,162
   Putnam VT Growth and Income Fund - Class IB                              144,948     126,591     (59,807)     115,020     326,752
   Putnam VT International Growth and Income Fund - Class IB                 93,038      35,548     (18,202)      25,372     135,756
   Safeco RST Core Equity Portfolio                                          22,815      25,113      (8,628)       8,712      48,012
   Safeco RST Growth Opportunities Portfolio                                 37,394      59,732     (28,886)      37,378     105,618
   SunAmerica - Aggressive Growth Portfolio - Class 1                            --         574        (311)       1,807       2,070
   SunAmerica - SunAmerica Balanced Portfolio - Class 1                          --       1,234        (667)       7,824       8,391
   UIF Equity Growth Portfolio - Class I                                     28,056      13,933      (5,447)      13,062      49,604
   UIF High Yield Portfolio - Class I                                        11,481       5,460      (2,097)      (1,404)     13,440
   VALIC Company I - International Equities Fund                             21,685      12,197      (5,932)      15,113      43,063
   VALIC Company I - Mid Cap Index Fund                                     115,708      87,012     (38,966)      66,152     229,906
   VALIC Company I - Money Market I Fund                                  1,416,986   4,863,536    (360,825)  (4,671,000)  1,248,697
   VALIC Company I - Nasdaq-100 Index Fund                                  207,478      83,274     (61,600)     107,937     337,089

                                      VL-R
                                       60

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2002:

                                                                           Units,
                                                                           at the                              Units,      Units,
                                                                         Beginning                           Transferred   at the
                                                                           of the      Units,      Units,      between     End of
                                Divisions                                   Year     Purchased   Withdrawn      Funds     the Year
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III Divisions - continued:
   VALIC Company I - Science & Technology Fund                               58,814      62,767     (26,833)      24,818     119,566
   VALIC Company I - Small Cap Index Fund                                    44,444      31,610     (13,528)      27,091      89,617
   VALIC Company I - Stock Index Fund                                       266,322     477,724    (163,372)   1,062,952   1,643,626
   Van Kampen LIT Growth and Income Portfolio - Class I                          --      19,952     (11,497)      69,292      77,747
   Van Kampen LIT Strategic Stock Portfolio - Class I                        21,837       4,602      (2,332)     (24,107)         --
   Vanguard VIF High Yield Bond Portfolio                                    66,089      22,888     (14,509)      35,733     110,201
   Vanguard VIF REIT Index Portfolio                                         28,648      50,694     (20,776)      99,174     157,740
Platinum Investor PLUS Divisions:
   AIM V.I. International Growth Fund - Series I shares                          --         126         (39)         393         480
   AIM V.I. Premier Equity Fund - Series I shares                                --         159        (245)       1,792       1,706
   American Century VP Value Fund                                                --         543        (314)       4,559       4,788
   Ayco Growth Fund                                                              --           1          (1)           1           1
   Credit Suisse Small Cap Growth Portfolio                                      --         177         (75)         769         871
   Dreyfus IP MidCap Stock Portfolio - Initial shares                            --         243        (245)       3,021       3,019
   Dreyfus VIF Developing Leaders Portfolio - Initial shares                     --         421        (258)       4,137       4,300
   Dreyfus VIF Quality Bond Portfolio - Initial shares                           --         666        (289)       4,501       4,878
   Fidelity VIP Asset Manager Portfolio - Service Class 2                        --          94         (55)       1,679       1,718
   Fidelity VIP Contrafund Portfolio - Service Class 2                           --         377        (229)       4,032       4,180
   Fidelity VIP Equity-Income Portfolio - Service Class 2                        --         825        (303)       6,219       6,741
   Fidelity VIP Growth Portfolio - Service Class 2                               --         632        (285)       6,024       6,371
   Franklin Templeton - Franklin U.S. Government Fund - Class 2                  --          81         (87)       1,449       1,443
   Franklin Templeton - Mutual Shares Securities Fund - Class 2                  --         124         (68)       2,738       2,794
   Franklin Templeton - Templeton Foreign Securities Fund - Class 2              --          49         (30)       1,086       1,105
   Janus Aspen Series International Growth Portfolio - Service Shares            --         111         (80)       1,026       1,057
   Janus Aspen Series Mid Cap Growth Portfolio - Service Shares                  --          41        (206)       1,697       1,532
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares                --         150         (90)       1,078       1,138
   JPMorgan Small Company Portfolio                                              --           4          (7)          86          83
   MFS VIT Capital Opportunities Series                                          --         466        (122)       1,591       1,935
   MFS VIT Emerging Growth Series                                                --         371        (152)       1,199       1,418
   MFS VIT New Discovery Series                                                  --         463        (101)       2,101       2,463
   MFS VIT Research Series                                                       --          26         (45)         463         444
   Neuberger Berman AMT Mid-Cap Growth Portfolio                                 --         210        (104)       1,265       1,371
   PIMCO VIT Real Return Portfolio - Administrative Class                        --       1,722        (341)       3,779       5,160
   PIMCO VIT Short-Term Portfolio - Administrative Class                         --          90         (38)         508         560
   PIMCO VIT Total Return Portfolio - Administrative Class                       --         569        (276)       4,697       4,990
   Putnam VT Diversified Income Fund - Class IB                                  --          84         (67)         229         246
   Putnam VT Growth and Income Fund - Class IB                                   --         272        (166)       3,539       3,645
   Putnam VT International Growth and Income Fund - Class IB                     --         120         (85)         647         682
   Safeco RST Core Equity Portfolio                                              --          43         (20)         268         291
   Safeco RST Growth Opportunities Portfolio                                     --         190         (78)       1,631       1,743

                                      VL-R
                                       61

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2002:

                                                                           Units,
                                                                           at the                              Units,      Units,
                                                                         Beginning                           Transferred   at the
                                                                           of the      Units,      Units,      between     End of
                                Divisions                                   Year     Purchased   Withdrawn      Funds     the Year
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor PLUS Divisions - continued:
   SunAmerica - Aggressive Growth Portfolio - Class 1                            --          28         (16)         112         124
   SunAmerica - SunAmerica Balanced Portfolio - Class 1                          --         430         (97)       1,668       2,001
   UIF Equity Growth Portfolio - Class I                                         --          18         (14)         129         133
   VALIC Company I - International Equities Fund                                 --          17          (7)          47          57
   VALIC Company I - Mid Cap Index Fund                                          --         340        (209)       2,478       2,609
   VALIC Company I - Money Market I Fund                                         --      94,177      (4,670)    (74,692)      14,815
   VALIC Company I - Nasdaq-100 Index Fund                                       --          21         (60)         496         457
   VALIC Company I - Science & Technology Fund                                   --          14          (7)          41          48
   VALIC Company I - Small Cap Index Fund                                        --         164        (136)       1,270       1,298
   VALIC Company I - Stock Index Fund                                            --         155        (124)       1,867       1,898
   Van Kampen LIT Growth and Income Portfolio - Class I                          --         255        (120)       1,623       1,758
   Vanguard VIF High Yield Bond Portfolio                                        --         107        (202)       2,069       1,974
   Vanguard VIF REIT Index Portfolio                                             --       1,988        (336)       4,162       5,814
Platinum Investor Survivor Divisions:
   AIM V.I. International Growth Fund - Series I shares                      52,572       9,869      (8,630)      (3,717)     50,094
   AIM V.I. Premier Equity Fund - Series I shares                           104,033      41,897     (20,661)     (20,022)    105,247
   American Century VP Value Fund                                             7,351       2,214      (1,759)       4,819      12,625
   Ayco Growth Fund                                                         689,142     144,100     (44,249)         605     789,598
   Credit Suisse Small Cap Growth Portfolio                                   5,976       1,261        (498)      (3,373)      3,366
   Dreyfus IP MidCap Stock Portfolio - Initial shares                        10,698       2,649      (2,800)       9,892      20,439
   Dreyfus VIF Developing Leaders Portfolio - Initial shares                 58,732      14,123      (9,375)      97,950     161,430
   Dreyfus VIF Quality Bond Portfolio - Initial shares                       21,483       3,713      (3,193)      (2,404)     19,599
   Fidelity VIP Asset Manager Portfolio - Service Class 2                     3,038       2,252        (490)       3,663       8,463
   Fidelity VIP Contrafund Portfolio - Service Class 2                      274,354     277,378      (6,688)    (272,661)    272,383
   Fidelity VIP Equity-Income Portfolio - Service Class 2                   260,014     245,796      (9,588)    (233,796)    262,426
   Fidelity VIP Growth Portfolio - Service Class 2                           40,690      13,314     (11,131)     361,420     404,293
   Franklin Templeton - Franklin U.S. Government Fund - Class 2                  --         137        (294)      25,212      25,055
   Franklin Templeton - Mutual Shares Securities Fund - Class 2                  --         517         (51)         602       1,068
   Franklin Templeton - Templeton Foreign Securities Fund - Class 2              --          93          (6)         508         595
   Janus Aspen Series International Growth Portfolio - Service Shares        24,722      12,079      (5,712)      (5,523)     25,566
   Janus Aspen Series Mid Cap Growth Portfolio - Service Shares              13,411       9,701      (5,443)      (3,233)     14,436
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares            13,910       7,810      (4,226)       4,030      21,524
   JPMorgan Small Company Portfolio                                           1,956         478        (524)        (106)      1,804
   MFS VIT Capital Opportunities Series                                      18,664      18,067      (7,116)       8,700      38,315
   MFS VIT Emerging Growth Series                                           117,741      45,194     (27,880)     (22,897)    112,158
   MFS VIT New Discovery Series                                               5,448       2,880      (1,537)        (344)      6,447
   MFS VIT Research Series                                                   11,015       4,498      (2,897)      (3,018)      9,598
   Neuberger Berman AMT Mid-Cap Growth Portfolio                              5,636      12,465      (3,929)     161,099     175,271
   PIMCO VIT Real Return Portfolio - Administrative Class                    15,384      45,204      (4,431)       4,850      61,007
   PIMCO VIT Short-Term Portfolio - Administrative Class                      8,618       1,697      (2,120)       8,826      17,021

                                      VL-R
                                       62

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2002:

                                                                           Units,
                                                                           at the                              Units,      Units,
                                                                          Beginning                          Transferred   at the
                                                                           of the      Units,      Units,      between     End of
                                Divisions                                   Year     Purchased   Withdrawn      Funds     the Year
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor Divisions - continued:
   PIMCO VIT Total Return Portfolio - Administrative Class                   40,582       8,707      (3,507)       5,806      51,588
   Putnam VT Diversified Income Fund - Class IB                               5,402         759        (775)        (627)      4,759
   Putnam VT Growth and Income Fund - Class IB                               48,762      29,681     (12,141)       2,448      68,750
   Putnam VT International Growth and Income Fund - Class IB                 96,186      70,293      (6,642)      70,931     230,768
   Safeco RST Core Equity Portfolio                                          19,841      10,269      (3,520)         596      27,186
   Safeco RST Growth Opportunities Portfolio                                 34,864       7,593      (7,036)      (5,404)     30,017
   UIF Equity Growth Portfolio - Class I                                     50,760      14,813      (8,562)      (7,990)     49,021
   UIF High Yield Portfolio - Class I                                        25,702         323      (1,765)      (1,024)     23,236
   VALIC Company I - International Equities Fund                             12,156       7,836      (2,219)      (4,273)     13,500
   VALIC Company I - Mid Cap Index Fund                                      41,967      12,100      (6,871)      13,329      60,525
   VALIC Company I - Money Market I Fund                                    461,849     240,545     (79,186)    (211,765)    411,443
   VALIC Company I - Nasdaq-100 Index Fund                                   84,435       6,640     (84,388)       3,695      10,382
   VALIC Company I - Science & Technology Fund                                3,006       5,022      (1,164)         117       6,981
   VALIC Company I - Small Cap Index Fund                                    13,430       3,403      (2,640)       6,173      20,366
   VALIC Company I - Stock Index Fund                                       426,976     125,826     (48,585)      60,136     564,353
   Van Kampen LIT Growth and Income Portfolio - Class I                          --       2,296      (3,684)      21,319      19,931
   Van Kampen LIT Strategic Stock Portfolio - Class I                        15,021       2,106      (1,001)     (16,126)         --
   Vanguard VIF High Yield Bond Portfolio                                     6,513      10,138      (4,406)      46,752      58,997
   Vanguard VIF REIT Index Portfolio                                          9,356       6,373      (2,309)       4,833      18,253
Platinum Investor Survivor II Divisions:
   AIM V.I. International Growth Fund - Series I shares                          --          80        (203)       1,491       1,368
   AIM V.I. Premier Equity Fund - Series I shares                                --         218        (672)       3,892       3,438
   American Century VP Value Fund                                                --      10,075      (4,610)      37,043      42,508
   Ayco Growth Fund                                                              --          --     (18,964)     241,699     222,735
   Credit Suisse Small Cap Growth Portfolio                                      --          47         (33)         110         124
   Dreyfus IP MidCap Stock Portfolio - Initial shares                            --         170        (338)       2,029       1,861
   Dreyfus VIF Developing Leaders Portfolio - Initial shares                     --      10,310      (3,292)      12,174      19,192
   Dreyfus VIF Quality Bond Portfolio - Initial shares                           --         151        (262)       3,568       3,457
   Fidelity VIP Asset Manager Portfolio - Service Class 2                        --          --        (304)       4,364       4,060
   Fidelity VIP Contrafund Portfolio - Service Class 2                           --         215        (772)       4,559       4,002
   Fidelity VIP Equity-Income Portfolio - Service Class 2                        --         704      (2,495)      29,877      28,086
   Fidelity VIP Growth Portfolio - Service Class 2                               --       2,219      (3,039)      31,374      30,554
   Franklin Templeton - Franklin U.S. Government Fund - Class 2                  --          95         (74)         351         372
   Franklin Templeton - Mutual Shares Securities Fund - Class 2                  --          --        (666)       8,792       8,126
   Franklin Templeton - Templeton Foreign Securities Fund - Class 2              --          --        (878)      10,382       9,504
   Janus Aspen Series International Growth Portfolio - Service Shares            --          --        (678)      10,944      10,266
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares                --      11,197      (2,864)       6,311      14,644
   JPMorgan Small Company Portfolio                                              --          --          (7)         123         116
   MFS VIT Capital Opportunities Series                                          --         143        (274)       2,115       1,984
   MFS VIT Emerging Growth Series                                                --         150        (271)       1,099         978

                                      VL-R
                                       63

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - continued

Summary of Changes in Units for the Year Ended December 31, 2002:

                                                                           Units,
                                                                           at the                              Units,      Units,
                                                                         Beginning                           Transferred   at the
                                                                           of the      Units,      Units,      between     End of
                                Divisions                                   Year     Purchased   Withdrawn      Funds     the Year
------------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor II Divisions - continued:
   MFS VIT New Discovery Series                                                  --         359      (1,528)      19,553      18,384
   MFS VIT Research Series                                                       --         143        (384)       2,576       2,335
   Neuberger Berman AMT Mid-Cap Growth Portfolio                                 --          --        (499)       3,361       2,862
   PIMCO VIT Real Return Portfolio - Administrative Class                        --         525        (718)       5,900       5,707
   PIMCO VIT Short-Term Portfolio - Administrative Class                         --          --      (1,824)      36,582      34,758
   PIMCO VIT Total Return Portfolio - Administrative Class                       --         163      (2,468)      46,030      43,725
   Putnam VT Growth and Income Fund - Class IB                                   --         112        (160)       2,288       2,240
   Putnam VT International Growth and Income Fund - Class IB                     --          --        (882)      12,895      12,013
   Safeco RST Core Equity Portfolio                                              --          --         (38)         183         145
   Safeco RST Growth Opportunities Portfolio                                     --      11,475      (2,575)       3,747      12,647
   UIF Equity Growth Portfolio - Class I                                         --          --          (6)         105          99
   UIF High Yield Portfolio - Class I                                            --          --        (268)       2,463       2,195
   VALIC Company I - International Equities Fund                                 --          --         (58)         338         280
   VALIC Company I - Mid Cap Index Fund                                          --       9,911      (2,986)      12,586      19,511
   VALIC Company I - Money Market I Fund                                    925,288     303,260     (55,021)    (658,909)    514,618
   VALIC Company I - Science & Technology Fund                                   --          --        (138)         644         506
   VALIC Company I - Small Cap Index Fund                                        --          --        (157)       1,444       1,287
   VALIC Company I - Stock Index Fund                                            --         110     (14,855)      95,701      80,956
   Van Kampen LIT Growth and Income Portfolio - Class I                          --          --         (63)         514         451
   Vanguard VIF High Yield Bond Portfolio                                        --          --        (172)       1,517       1,345
   Vanguard VIF REIT Index Portfolio                                             --         232        (511)       5,904       5,625

                                      VL-R
                                       64

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense  Total
                                                                                                           Ratio    Ratio   Return
                     Divisions                                         Units    Unit Value   Net Assets     (a)      (b)      (c)
----------------------------------------------------------------------------------------------------------------------------------
AG Legacy Plus Divisions:
   AIM V.I. International Growth Fund - Series I shares
                                                              2003      17,769  $     6.53  $    116,061     0.48%    0.75%  28.10%
                                                              2002      22,776        5.10       116,132     0.77%    0.75% -16.30%
                                                              2001      13,238        6.09        80,644     0.60%    0.75% -24.11%
   American Century VP Value Fund
                                                              2003      30,836       14.83       457,376     1.07%    0.75%  28.00%
                                                              2002      32,212       11.59       373,282     6.03%    0.75% -13.27%
                                                              2001      19,195       13.36       256,488     0.11%    0.75%  11.97%
   Fidelity VIP Asset Manager Portfolio - Service Class 2
                                                              2003      13,924       10.24       142,609     2.47%    0.75%  16.78%
                                                              2002       8,505        8.77        74,595     3.64%    0.75%  -9.71%
                                                              2001       1,530        9.71        14,862     0.00%    0.75%   7.29%
   Fidelity VIP Contrafund Portfolio - Service Class 2
                                                              2003      37,472       10.85       406,531     0.24%    0.75%  27.24%
                                                              2002      25,788        8.53       219,877     0.37%    0.75% -10.28%
                                                              2001       6,070        9.50        57,689     0.00%    0.75%   7.01%
   Fidelity VIP Equity-Income Portfolio - Service Class 2
                                                              2003      53,210        9.98       531,275     1.36%    0.75%  29.06%
                                                              2002      39,899        7.74       308,675     1.30%    0.75% -17.77%
                                                              2001      16,085        9.41       151,336     0.00%    0.75%  -2.82%
   Fidelity VIP Growth Portfolio - Service Class 2
                                                              2003      25,346        7.93       201,055     0.10%    0.75%  31.55%
                                                              2002      21,662        6.03       130,618     0.19%    0.75% -30.82%
                                                              2001       8,893        8.72        77,514     0.00%    0.75%  15.79%
   Franklin Templeton - Franklin Small Cap Fund - Class 2
                                                              2003      21,351        6.34       135,309     0.00%    0.75%  36.22%
                                                              2002      19,916        4.65        92,656     0.37%    0.75% -29.22%
                                                              2001       6,998        6.57        45,997     0.33%    0.75% -15.89%
   Franklin Templeton - Templeton Foreign Securities Fund -
    Class 2
                                                              2003      13,455        8.43       113,465     1.09%    0.75%  31.23%
                                                              2002       6,595        6.43        42,380     2.31%    0.75% -19.17%
                                                              2001       1,036        7.95         8,238     5.44%    0.75% -16.63%
   MFS VIT Emerging Growth Series
                                                              2003       9,716        9.57        92,944     0.00%    0.75%  29.25%
                                                              2002       7,536        7.40        55,771     3.14%    0.75% -32.52%
                                                              2001       4,501       10.97        49,365     1.78%    0.75%  -0.51%

                                      VL-R
                                       65

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense  Total
                                                                                                           Ratio    Ratio   Return
                     Divisions                                         Units    Unit Value   Net Assets     (a)      (b)      (c)
----------------------------------------------------------------------------------------------------------------------------------
AG Legacy Plus Divisions - continued:
   MFS VIT New Discovery Series
                                                              2003      11,867  $     7.40  $     87,852     0.00%    0.75%  32.72%
                                                              2002       7,546        5.58        42,092     0.00%    0.75% -32.14%
                                                              2001       1,314        8.22        10,801     0.00%    0.75%   1.95%
   MFS VIT Total Return Series
                                                              2003     133,539        5.64       752,783     1.61%    0.75%  15.45%
                                                              2002     136,071        4.88       664,385     0.00%    0.75%  -8.30%
                                                              2001      67,578        5.32       359,828     0.00%    0.75%  -6.20%
   Neuberger Berman AMT Partners Portfolio
                                                              2003      12,144        9.60       116,594     0.00%    0.75%  34.08%
                                                              2002      11,767        7.16        84,258     0.73%    0.75% -24.71%
                                                              2001       5,132        9.51        48,812     0.00%    0.75%   3.17%
   Oppenheimer High Income Fund/VA
                                                              2003       6,177       11.57        71,478     9.13%    0.75%  23.03%
                                                              2002      11,744        9.40       110,445     9.93%    0.75%  -3.12%
                                                              2001       7,783        9.71        75,555     0.00%    0.75%   6.15%
   PIMCO VIT Real Return Portfolio - Administrative Class
                                                              2003      46,648       12.95       604,251     4.06%    0.75%   8.04%
                                                              2002      32,681       11.99       391,822     4.35%    0.75%  16.92%
                                                              2001      12,784       10.25       131,088     0.86%    0.75%  -2.03%
   PIMCO VIT Total Return Portfolio - Administrative Class
                                                              2003      35,437       11.94       423,015     3.11%    0.75%   4.26%
                                                              2002      25,099       11.45       287,373     5.62%    0.75%   8.27%
                                                              2001      10,974       10.57       116,044     0.84%    0.75%   0.45%
   Putnam VT Diversified Income Fund - Class IB
                                                              2003       8,850       12.66       112,000     8.11%    0.75%  19.15%
                                                              2002       7,901       10.62        83,918     8.29%    0.75%   5.11%
                                                              2001       4,788       10.10        48,381     0.00%    0.75%   1.10%
   Putnam VT Small Cap Value Fund - Class IB
                                                              2003      25,739       15.81       407,015     0.33%    0.75%  48.53%
                                                              2002      24,600       10.65       261,902     1.33%    0.75% -18.88%
                                                              2001       8,198       13.12       107,603     0.11%    0.75%  12.25%
   Putnam VT Vista Fund - Class IB
                                                              2003      15,464        4.73        73,086     0.00%    0.75%  32.17%
                                                              2002      14,678        3.58        52,485     0.00%    0.75% -31.12%
                                                              2001       9,574        5.19        49,700     3.48%    0.75% -25.32%

                                      VL-R
                                       66

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense  Total
                                                                                                           Ratio    Ratio   Return
                     Divisions                                         Units    Unit Value   Net Assets     (a)      (b)      (c)
----------------------------------------------------------------------------------------------------------------------------------
AG Legacy Plus Divisions - continued:
   Putnam VT Voyager Fund - Class IB
                                                              2003      48,322  $     5.52  $    266,775     0.37%    0.75%  23.98%
                                                              2002      47,406        4.45       211,102     0.59%    0.75% -27.08%
                                                              2001      26,218        6.11       160,112     5.39%    0.75% -22.99%
   VALIC Company I - International Equities Fund
                                                              2003      14,398        7.02       101,091     1.46%    0.75%  28.67%
                                                              2002      11,056        5.46        60,328     0.64%    0.75% -19.40%
                                                              2001       1,710        6.77        11,582     3.61%    0.75%  -8.95%
   VALIC Company I - Mid Cap Index Fund
                                                              2003      19,915       11.17       222,472     0.66%    0.75%  34.11%
                                                              2002      17,425        8.33       145,149     0.99%    0.75% -15.54%
                                                              2001       4,237        9.86        41,782     0.78%    0.75%  -1.68%
   VALIC Company I - Money Market I Fund
                                                              2003      54,423       10.51       572,075     0.59%    0.75%  -0.15%
                                                              2002      47,333       10.53       498,304     1.45%    0.75%   0.49%
                                                              2001      57,185       10.48       599,077     1.89%    0.75%   2.91%
   VALIC Company I - Stock Index Fund
                                                              2003      40,926        7.61       311,432     1.36%    0.75%  27.24%
                                                              2002      52,528        5.98       314,131     1.85%    0.75% -23.01%
                                                              2001       9,606        7.77        74,618     0.99%    0.75% -13.25%
   Van Kampen LIT Emerging Growth Portfolio - Class I
                                                              2003      13,282        4.47        59,393     0.00%    0.75%  26.39%
                                                              2002      20,181        3.54        71,398     0.31%    0.75% -32.99%
                                                              2001      14,444        5.28        76,262     0.16%    0.75% -32.01%
   Van Kampen LIT Government Portfolio - Class I
                                                              2003      13,082       12.48       163,224     4.12%    0.75%   0.99%
                                                              2002      11,024       12.36       136,202     2.14%    0.75%   8.80%
                                                              2001       3,341       11.36        37,946     0.00%    0.75%  -0.61%
Corporate America Divisions:
   AIM V.I. International Growth Fund - Series I shares
                                                              2003       6,858        6.30        43,188     0.57%    0.35%  28.61%
                                                              2002       5,928        4.90        29,029     0.16%    0.35% -15.97%
                                                              2001      36,330        5.83       211,710     0.42%    0.35% -21.33%
   AIM V.I. Premier Equity Fund - Series I shares
                                                              2003       5,993        5.92        35,462     0.30%    0.35%  24.64%
                                                              2002       6,136        4.75        29,131     0.07%    0.35% -30.50%
                                                              2001      47,372        6.83       323,619     0.17%    0.35% -12.02%


                                      VL-R
                                       67

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense  Total
                                                                                                           Ratio    Ratio   Return
                     Divisions                                         Units    Unit Value   Net Assets     (a)      (b)      (c)
----------------------------------------------------------------------------------------------------------------------------------
Corporate America Divisions - continued:
   American Century VP Value Fund
                                                              2003       4,675  $    13.57  $     63,443     1.07%    0.35%  28.51%
                                                              2002       5,131       10.56        54,184     3.98%    0.35% -12.93%
                                                              2001       2,361       12.13        28,631     0.00%    0.35%   7.59%
   Dreyfus VIF Developing Leaders Portfolio - Initial
    shares
                                                              2003      12,360       10.38       128,308     0.03%    0.35%  31.23%
                                                              2002      10,128        7.91        80,120     0.05%    0.35% -19.41%
                                                              2001      39,148        9.82       384,247     0.45%    0.35%  -0.64%
   Dreyfus VIF Quality Bond Portfolio - Initial shares
                                                              2003       7,084       12.97        91,852     6.03%    0.35%   4.58%
                                                              2002       7,235       12.40        89,712     4.91%    0.35%   7.39%
                                                              2001      22,578       11.55       260,682     5.11%    0.35%   4.85%
   Fidelity VIP Contrafund Portfolio - Service Class 2
                                                              2003       5,102        9.63        49,147     0.29%    0.35%  27.75%
                                                              2002       4,783        7.54        36,062     0.48%    0.35%  -9.92%
                                                              2001       2,132        8.37        17,848     0.00%    0.35%  -4.15%
   Fidelity VIP Equity-Income Portfolio - Service Class 2
                                                              2003      19,278       10.22       197,063     1.46%    0.35%  29.57%
                                                              2002      17,330        7.89       136,717     1.05%    0.35% -17.44%
                                                              2001       6,677        9.56        63,802     0.00%    0.35%  -6.16%
   Fidelity VIP Growth Portfolio - Service Class 2
                                                              2003       5,536        6.72        37,208     0.10%    0.35%  32.08%
                                                              2002       4,366        5.09        22,219     0.10%    0.35% -30.54%
                                                              2001       2,078        7.33        15,225     0.00%    0.35% -10.33%
   Janus Aspen Series International Growth Portfolio -
   Service Shares
                                                              2003       3,219        6.78        21,839     1.12%    0.35%  34.06%
                                                              2002       1,873        5.06         9,478     0.94%    0.35% -26.02%
                                                              2001         835        6.84         5,714     0.69%    0.35% -14.91%
   Janus Aspen Series Mid Cap Growth Portfolio - Service
    Shares
                                                              2003       2,344        4.50        10,540     0.00%    0.35%  34.29%
                                                              2002       2,135        3.35         7,151     0.00%    0.35% -28.37%
                                                              2001       2,288        4.68        10,698     0.00%    0.35% -19.52%
   Janus Aspen Series Worldwide Growth Portfolio - Service
    Shares
                                                              2003      10,759        6.34        68,223     0.91%    0.35%  23.25%
                                                              2002       8,060        5.14        41,468     0.79%    0.35% -25.97%
                                                              2001       4,448        6.95        30,911     0.26%    0.35% -14.84%

                                      VL-R
                                       68

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense  Total
                                                                                                           Ratio    Ratio   Return
                     Divisions                                         Units    Unit Value   Net Assets     (a)      (b)      (c)
----------------------------------------------------------------------------------------------------------------------------------
Corporate America Divisions - continued:
   MFS VIT Capital Opportunities Series
                                                              2003       3,396  $     6.05  $     20,562     0.21%    0.35%  26.94%
                                                              2002       3,029        4.77        14,449     0.05%    0.35% -29.94%
                                                              2001       3,218        6.81        21,907     0.01%    0.35%  -6.96%
   MFS VIT Emerging Growth Series
                                                              2003       1,272        4.40         5,594     0.00%    0.35%  29.77%
                                                              2002       1,471        3.39         4,984     0.00%    0.35% -33.99%
                                                              2001       1,597        5.13         8,196     0.00%    0.35% -14.85%
   MFS VIT New Discovery Series
                                                              2003       4,165        8.03        33,449     0.00%    0.35%  33.25%
                                                              2002       3,836        6.03        23,116     0.00%    0.35% -31.87%
                                                              2001       1,712        8.85        15,146     0.00%    0.35%  13.77%
   MFS VIT Research Series
                                                              2003       3,197        6.60        21,110     0.49%    0.35%  24.27%
                                                              2002       2,002        5.31        10,636     0.19%    0.35% -24.80%
                                                              2001         997        7.07         7,047     0.00%    0.35% -12.40%
   Neuberger Berman AMT Mid-Cap Growth Portfolio
                                                              2003       1,001        5.61         5,612     0.00%    0.35%  27.62%
   PIMCO VIT Real Return Portfolio - Administrative Class
                                                              2003       2,415       14.29        34,504     4.19%    0.35%   8.47%
                                                              2002       3,026       13.17        39,867     4.98%    0.35%   0.00%
   PIMCO VIT Short-Term Portfolio - Administrative Class
                                                              2003      15,920       11.19       178,227     1.65%    0.35%   1.69%
                                                              2002       6,727       11.01        74,053     3.01%    0.35%   2.66%
                                                              2001       5,271       10.72        56,523     3.04%    0.35%   4.35%
   PIMCO VIT Total Return Portfolio - Administrative Class
                                                              2003       6,930       12.67        87,796     3.44%    0.35%   4.68%
                                                              2002       4,850       12.10        58,703     5.80%    0.35%   8.71%
                                                              2001       2,554       11.13        28,440     2.87%    0.35%   6.13%
   Putnam VT Diversified Income Fund - Class IB
                                                              2003     294,605       12.87     3,792,813     7.25%    0.35%  19.63%
                                                              2002     190,178       10.76     2,046,636     5.68%    0.35%   5.53%
                                                              2001      99,029       10.20     1,009,835     4.85%    0.35%   1.71%
   Putnam VT Growth and Income Fund - Class IB
                                                              2003     371,886       10.16     3,778,936     1.40%    0.35%  26.94%
                                                              2002     234,304        8.01     1,875,663     1.39%    0.35% -19.27%
                                                              2001     110,489        9.92     1,095,612     1.68%    0.35%  -5.20%
   Putnam VT International Growth and Income Fund - Class
    IB
                                                              2003       1,334        9.20        12,264     0.00%    0.35%  37.37%

                                      VL-R
                                       69

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Corporate America Divisions - continued:
   Safeco RST Growth Opportunities Portfolio
                                                              2003       3,371  $     8.87  $     29,895     0.00%    0.35%   42.44%
                                                              2002       3,445        6.23        21,447     0.00%    0.35%  -37.89%
                                                              2001      26,516       10.02       265,808     0.00%    0.35%   20.27%
   VALIC Company I - Mid Cap Index Fund
                                                              2003       6,985       12.09        84,411     0.67%    0.35%   34.65%
                                                              2002       7,522        8.98        67,512     0.64%    0.35%  -15.20%
                                                              2001      45,379       10.58       480,286     0.61%    0.35%    4.52%
   VALIC Company I - Money Market I Fund
                                                              2003       5,236       10.89        57,007     0.20%    0.35%    0.25%
                                                              2002      28,915       10.86       314,038     0.40%    0.35%    0.89%
                                                              2001       2,212       10.76        23,807     0.42%    0.35%    3.32%
   VALIC Company I - Small Cap Index Fund
                                                              2003       4,923       11.46        56,403     0.54%    0.35%   45.95%
                                                              2002       3,525        7.85        27,671     1.27%    0.35%  -21.10%
                                                              2001       1,347        9.95        13,400     0.71%    0.35%    0.01%
   VALIC Company I - Stock Index Fund
                                                              2003      14,966        7.59       113,624     1.41%    0.35%   27.75%
                                                              2002      13,034        5.94        77,457     1.03%    0.35%  -22.70%
                                                              2001      59,072        7.69       454,174     0.76%    0.35%  -11.20%
   Vanguard VIF REIT Index Portfolio
                                                              2003       3,843       17.00        65,316     4.11%    0.35%   35.01%
                                                              2002       4,485       12.59        56,465     2.71%    0.35%    3.17%
                                                              2001       2,407       12.20        29,373     0.00%    0.35%    9.62%
Legacy Plus Divisions:
   AIM V.I. Premier Equity Fund - Series I shares
                                                              2003          --        6.34            --     0.00%    0.75%   20.44%
                                                              2002           1        5.27             3     0.00%    0.75%  -30.78%
                                                              2001      15,448        7.61       117,549     0.13%    0.75%   -3.49%
   Scudder VIT EAFE Equity Index Fund - Class A
                                                              2003          --        8.30            --     0.00%    0.75%   32.36%
                                                              2002          --        6.27            --     0.00%    0.75%  -22.13%
                                                              2001       5,923        8.06        47,720     0.00%    0.75%  -25.25%
   Scudder VIT Equity 500 Index Fund - Class A
                                                              2003       1,670        9.25        15,448     1.15%    0.75%   27.20%
                                                              2002       1,610        7.27        11,703     0.15%    0.75%  -22.86%
                                                              2001      18,704        9.43       176,303     0.63%    0.75%  -12.84%

                                      VL-R
                                       70

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Legacy Plus Divisions - continued:
   UIF Equity Growth Portfolio - Class I
                                                              2002          --  $     7.69  $         --     0.00%    0.75%  -28.40%
                                                              2001       7,382       10.75        79,326     0.00%    0.75%  -15.75%
   VALIC Company I - Money Market I Fund
                                                              2003       1,003       11.07        11,107     0.60%    0.75%   -0.15%
                                                              2002         977       11.09        10,830     0.61%    0.75%    0.49%
                                                              2001       5,564       11.03        61,395     0.66%    0.75%    2.91%
The One Vul Solution Divisions:
   AIM V.I. Capital Appreciation Fund - Series I shares
                                                              2002          --        4.77            --     0.00%    0.75%  -24.92%
                                                              2001         766        6.36         4,870     0.00%    0.75%  -23.86%
   AIM V.I. International Growth Fund - Series I shares
                                                              2002          --        4.65            --     1.13%    0.75%  -16.31%
                                                              2001         174        5.56           966     0.41%    0.75%  -24.11%
   Franklin Templeton - Franklin Small Cap Fund - Class 2
                                                              2002          --        4.23            --     0.30%    0.75%  -29.22%
                                                              2001         909        5.97         5,427     0.40%    0.75%  -15.89%
   Franklin Templeton - Templeton Developing Markets
    Securities Fund - Class 2
                                                              2002          --        6.18            --     2.91%    0.75%   -0.89%
                                                              2001         335        6.24         2,088     1.14%    0.75%   -8.77%
   MFS VIT Investors Trust Series
                                                              2002          --        6.78            --     0.75%    0.75%  -21.56%
                                                              2001         593        8.64         5,122     0.61%    0.75%  -16.59%
   One Group Investment Trust Equity Index Portfolio
                                                              2002          --        6.19            --     0.00%    0.75%  -23.06%
                                                              2001       1,456        8.04        11,713     1.05%    0.75%  -13.00%
   One Group Investment Trust Large Cap Growth Portfolio
                                                              2002          --        4.33            --     0.00%    0.75%  -29.01%
                                                              2001         421        6.10         2,566     0.00%    0.75%  -20.88%
   One Group Investment Trust Mid Cap Growth Portfolio
                                                              2002          --        6.71            --     0.00%    0.75%  -20.73%
                                                              2001         319        8.46         2,700     0.00%    0.75%  -11.32%
   Oppenheimer High Income Fund/VA
                                                              2002          --        8.41            --    20.28%    0.75%   -3.13%
                                                              2001         296        8.68         2,567    11.72%    0.75%    1.20%
   Putnam VT Vista Fund - Class IB
                                                              2002          --        3.97            --     0.00%    0.75%  -31.12%
                                                              2001         474        5.76         2,733     9.45%    0.75%  -34.00%

                                      VL-R
                                       71

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
The One Vul Solution Divisions - continued:
   Scudder International Research Portfolio
                                                              2002          --  $     5.42  $         --     0.87%    0.75%  -14.13%
                                                              2001         401        6.31         2,530     0.78%    0.75%  -25.00%
   Scudder Small Cap Value Portfolio
                                                              2002          --       10.75            --     0.79%    0.75%  -12.01%
                                                              2001         228       12.22         2,784     0.00%    0.75%   16.78%
   VALIC Company I - Money Market I Fund
                                                              2002          --       10.82            --     0.00%    0.75%    0.49%
                                                              2001          --       10.77            --     0.07%    0.75%    2.91%
   Van Kampen LIT Emerging Growth Portfolio - Class I
                                                              2002          --        3.49            --     0.40%    0.75%  -32.99%
                                                              2001       1,936        5.20        10,077     0.11%    0.75%  -32.01%
   Platinum Investor I and II Divisions:
   AIM V.I. International Growth Fund - Series I shares
                                                              2003     328,864        9.04     2,972,642     0.51%    0.75%   28.10%
                                                              2002     368,831        7.06     2,602,616     0.60%    0.75%  -16.30%
                                                              2001     356,170        8.43     3,002,893     0.30%    0.75%  -24.11%
   AIM V.I. Premier Equity Fund - Series I shares
                                                              2003     856,369        9.47     8,106,816     0.29%    0.75%   24.15%
                                                              2002     957,563        7.63     7,301,703     0.32%    0.75%  -30.78%
                                                              2001     983,406       11.02    10,833,308     0.12%    0.75%  -13.22%
   American Century VP Value Fund
                                                              2003     210,667       13.40     2,822,824     0.96%    0.75%   28.00%
                                                              2002     180,166       10.47     1,886,100     5.62%    0.75%  -13.27%
                                                              2001     111,235       12.07     1,342,709     0.04%    0.75%   12.85%
   Ayco Growth Fund
                                                              2003          --        8.36            --     0.47%    0.75%   26.35%
                                                              2002      29,066        6.62       192,386     0.35%    0.75%  -29.83%
                                                              2001      21,904        9.43       206,620     0.64%    0.75%   -2.99%
   Credit Suisse Small Cap Growth Portfolio
                                                              2003      46,817        7.43       347,984     0.00%    0.75%   47.44%
                                                              2002      35,231        5.04       177,610     0.00%    0.75%  -34.19%
                                                              2001      27,893        7.66       213,657     0.00%    0.75%   -3.32%
   Dreyfus IP MidCap Stock Portfolio - Initial shares
                                                              2003      73,021       10.70       781,298     0.29%    0.75%   30.74%
                                                              2002      63,006        8.18       515,639     0.34%    0.75%  -13.15%
                                                              2001      40,853        9.42       384,960     0.31%    0.75%   -3.99%

                                      VL-R
                                       72

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II Divisions - continued:
   Dreyfus VIF Developing Leaders Portfolio - Initial shares
                                                              2003     405,482  $    12.59  $  5,106,276     0.03%    0.75%   30.71%
                                                              2002     426,312        9.63     4,107,348     0.05%    0.75%  -19.73%
                                                              2001     503,048       12.00     6,037,816     0.43%    0.75%   -6.82%
   Dreyfus VIF Quality Bond Portfolio - Initial shares
                                                              2003     351,864       12.99     4,571,955     5.73%    0.75%    4.16%
                                                              2002     434,524       12.47     5,420,598     4.83%    0.75%    6.96%
                                                              2001     660,282       11.66     7,700,907     6.17%    0.75%    5.89%
   Fidelity VIP Asset Manager Portfolio - Service Class 2
                                                              2003     194,550        9.75     1,896,730     3.14%    0.75%   16.78%
                                                              2002     174,156        8.35     1,453,875     0.54%    0.75%   -9.71%
                                                              2001      12,000        9.25       110,946     0.00%    0.75%    2.78%
   Fidelity VIP Contrafund Portfolio - Service Class 2
                                                              2003     275,267        9.51     2,618,131     0.26%    0.75%   27.24%
                                                              2002     243,910        7.48     1,823,252     0.62%    0.75%  -10.28%
                                                              2001      94,909        8.33       790,743     0.09%    0.75%  -10.27%
   Fidelity VIP Equity-Income Portfolio - Service Class 2
                                                              2003     301,311       10.09     3,041,231     1.46%    0.75%   29.06%
                                                              2002     264,111        7.82     2,065,557     1.65%    0.75%  -17.77%
                                                              2001     181,214        9.51     1,723,532     0.03%    0.75%   -5.94%
   Fidelity VIP Growth Portfolio - Service Class 2
                                                              2003     301,685        6.64     2,002,210     0.10%    0.75%   31.55%
                                                              2002     305,211        5.04     1,539,790     0.12%    0.75%  -30.82%
                                                              2001     193,357        7.29     1,410,013     0.01%    0.75%  -18.48%
   Fidelity VIP Mid Cap Portfolio - Service Class 2
                                                              2003      13,930       14.00       194,978     0.00%    0.75%   39.97%
   Franklin Templeton - Franklin Small Cap Value Securities
    Fund - Class 2
                                                              2003         823       13.27        10,925     0.00%    0.75%   32.71%
   Franklin Templeton - Franklin U.S. Government Fund -
    Class 2
                                                              2003      29,978       11.09       332,384     4.44%    0.75%    1.45%
                                                              2002      19,378       10.93       211,781     0.20%    0.75%    0.00%
   Franklin Templeton - Mutual Shares Securities Fund -
    Class 2
                                                              2003      24,270       10.88       264,074     0.65%    0.75%   24.21%
                                                              2002      12,404        8.76       108,650     2.37%    0.75%    0.00%
   Franklin Templeton - Templeton Foreign Securities Fund -
    Class 2
                                                              2003      54,774       10.55       578,054     1.04%    0.75%   31.23%
                                                              2002       7,590        8.04        61,042     0.76%    0.75%    0.00%
   Goldman Sachs Capital Growth Fund
                                                              2003      14,861        8.55       127,035     0.00%    0.75%    2.21%

                                      VL-R
                                       73

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II Divisions - continued:
   Janus Aspen Series International Growth Portfolio -
    Service Shares
                                                              2003      84,575  $     6.70  $    566,508     0.97%    0.75%   33.53%
                                                              2002      77,304        5.02       387,785     0.72%    0.75%  -26.31%
                                                              2001      63,776        6.81       434,164     1.01%    0.75%  -24.01%
   Janus Aspen Series Mid Cap Growth Portfolio - Service
    Shares
                                                              2003      52,305        4.44       232,264     0.00%    0.75%   33.76%
                                                              2002      50,819        3.32       168,710     0.00%    0.75%  -28.66%
                                                              2001      32,312        4.65       150,356     0.00%    0.75%  -40.04%
   Janus Aspen Series Worldwide Growth Portfolio - Service
    Shares
                                                              2003     128,751        6.26       806,098     0.94%    0.75%   22.76%
                                                              2002     154,176        5.10       786,343     0.86%    0.75%  -26.26%
                                                              2001      51,950        6.92       359,328     0.51%    0.75%  -23.20%
   JPMorgan Mid Cap Value Portfolio
                                                              2003          39       12.37           482     0.00%    0.75%   23.67%
   JPMorgan Small Company Portfolio
                                                              2003      24,698        9.04       223,279     0.00%    0.75%   34.96%
                                                              2002      14,260        6.70        95,522     0.21%    0.75%  -22.24%
                                                              2001      12,062        8.61       103,902     0.01%    0.75%   -8.72%
   MFS VIT Capital Opportunities Series
                                                              2003     123,819        5.98       740,269     0.26%    0.75%   26.44%
                                                              2002     138,353        4.73       654,212     0.04%    0.75%  -30.22%
                                                              2001      90,744        6.78       614,880     0.01%    0.75%  -24.06%
   MFS VIT Emerging Growth Series
                                                              2003     707,829        9.31     6,592,132     0.00%    0.75%   29.25%
                                                              2002     734,536        7.21     5,292,534     0.00%    0.75%  -34.26%
                                                              2001     718,589       10.96     7,875,453     0.00%    0.75%  -33.99%
   MFS VIT New Discovery Series
                                                              2003     118,366        7.93       938,613     0.00%    0.75%   32.72%
                                                              2002     109,936        5.97       656,847     0.00%    0.75%  -32.14%
                                                              2001      81,569        8.81       718,214     0.00%    0.75%   -5.74%
   MFS VIT Research Series
                                                              2003      45,499        6.52       296,621     0.62%    0.75%   23.77%
                                                              2002      43,887        5.27       231,157     0.25%    0.75%  -25.10%
                                                              2001      46,683        7.03       328,283     0.01%    0.75%  -21.84%
   Neuberger Berman AMT Mid-Cap Growth Portfolio
                                                              2003      51,089        5.54       282,942     0.00%    0.75%   27.11%
                                                              2002      57,765        4.36       251,677     0.00%    0.75%  -29.87%
                                                              2001      40,478        6.21       251,465     0.00%    0.75%  -25.21%

                                      VL-R
                                       74

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II Divisions - continued:
   Oppenheimer Global Securities Fund/VA
                                                              2003       2,681  $    14.22  $     38,121     0.00%    0.75%   42.19%
   Oppenheimer Multiple Strategies Fund/VA
                                                              2003           2       11.87            18     0.00%    0.75%   18.74%
   PIMCO VIT Real Return Portfolio - Administrative Class
                                                              2003     115,773       14.11     1,633,587     3.56%    0.75%    8.04%
                                                              2002     190,024       13.06     2,481,720     6.14%    0.75%   16.92%
                                                              2001      87,766       11.17       980,348     6.95%    0.75%    8.83%
   PIMCO VIT Short-Term Portfolio - Administrative Class
                                                              2003     198,676       11.05     2,196,210     2.23%    0.75%    1.29%
                                                              2002      80,480       10.91       878,341     3.04%    0.75%    2.25%
                                                              2001      27,482       10.67       293,345     5.19%    0.75%    5.98%
   PIMCO VIT Total Return Portfolio - Administrative Class
                                                              2003     258,775       12.51     3,237,164     3.21%    0.75%    4.26%
                                                              2002     276,366       12.00     3,315,961     5.57%    0.75%    8.27%
                                                              2001     131,290       11.08     1,454,930     2.82%    0.75%    7.58%
   Putnam VT Diversified Income Fund - Class IB
                                                              2003      89,892       12.22     1,098,789     9.11%    0.75%   19.15%
                                                              2002     100,097       10.26     1,026,852     9.81%    0.75%    5.11%
                                                              2001     133,179        9.76     1,299,777     7.31%    0.75%    2.73%
   Putnam VT Growth and Income Fund - Class IB
                                                              2003     509,573       10.57     5,386,247     1.85%    0.75%   26.43%
                                                              2002     556,852        8.36     4,655,525     2.26%    0.75%  -19.59%
                                                              2001     541,025       10.40     5,625,378     2.61%    0.75%   -7.10%
   Putnam VT International Growth and Income Fund - Class IB
                                                              2003     239,580       10.72     2,568,951     1.40%    0.75%   36.82%
                                                              2002     235,399        7.84     1,844,874     0.53%    0.75%  -14.41%
                                                              2001     212,113        9.16     1,942,305     5.80%    0.75%  -21.40%
   Safeco RST Core Equity Portfolio
                                                              2003     276,177        8.77     2,421,492     0.89%    0.75%   23.85%
                                                              2002     332,477        7.08     2,353,833     0.83%    0.75%  -26.46%
                                                              2001     495,182        9.63     4,767,218     0.68%    0.75%  -10.07%
   Safeco RST Growth Opportunities Portfolio
                                                              2003     396,491        8.69     3,446,391     0.00%    0.75%   41.87%
                                                              2002     445,419        6.13     2,728,943     0.00%    0.75%  -38.14%
                                                              2001     413,839        9.90     4,098,507     0.00%    0.75%   18.25%
   SunAmerica - Aggressive Growth Portfolio - Class 1
                                                              2003       7,575        9.99        75,636     0.00%    0.75%   27.50%
                                                              2002         108        7.83           842     0.00%    0.75%    0.00%

                                      VL-R
                                       75

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II Divisions - continued:
   SunAmerica - SunAmerica Balanced Portfolio - Class 1
                                                              2003         195  $    10.11  $      1,968     2.38%    0.75%   14.26%
                                                              2002          16        8.85           143     0.00%    0.75%    0.00%
   UIF Equity Growth Portfolio - Class I
                                                              2003     326,206        9.60     3,130,767     0.00%    0.75%   23.99%
                                                              2002     381,798        7.74     2,955,218     0.15%    0.75%  -28.40%
                                                              2001     438,623       10.81     4,741,984     0.00%    0.75%  -15.75%
   UIF High Yield Portfolio - Class I
                                                              2003     126,400       10.25     1,295,523     0.00%    0.75%   24.77%
                                                              2002     128,628        8.21     1,056,625     7.67%    0.75%   -7.96%
                                                              2001     183,821        8.93     1,640,658    11.27%    0.75%   -5.19%
   VALIC Company I - International Equities Fund
                                                              2003     122,430        9.01     1,102,745     1.35%    0.75%   28.67%
                                                              2002     133,568        7.00       935,013     0.36%    0.75%  -19.40%
                                                              2001     152,030        8.68     1,320,380     1.71%    0.75%  -22.56%
   VALIC Company I - Mid Cap Index Fund
                                                              2003     473,968       16.56     7,850,709     0.65%    0.75%   34.11%
                                                              2002     479,617       12.35     5,923,609     0.70%    0.75%  -15.54%
                                                              2001     457,875       14.62     6,695,315     0.74%    0.75%   -1.68%
   VALIC Company I - Money Market I Fund
                                                              2003   1,187,067       11.59    13,752,956     0.59%    0.75%   -0.15%
                                                              2002   1,576,362       11.60    18,291,099     1.32%    0.75%    0.49%
                                                              2001   2,030,596       11.55    23,446,471     2.93%    0.75%    2.91%
   VALIC Company I - Nasdaq-100 Index Fund
                                                              2003     175,463        4.44       778,806     0.00%    0.75%   48.16%
                                                              2002      88,041        3.00       263,750     0.00%    0.75%  -38.72%
                                                              2001      44,914        4.89       219,563     0.10%    0.75%  -32.99%
   VALIC Company I - Science & Technology Fund
                                                              2003      49,200        3.95       194,220     0.00%    0.75%   50.34%
                                                              2002      33,591        2.63        88,200     0.00%    0.75%  -40.66%
                                                              2001      29,457        4.42       130,333     0.00%    0.75%  -41.62%
   VALIC Company I - Small Cap Index Fund
                                                              2003     132,279       11.31     1,496,516     0.51%    0.75%   45.37%
                                                              2002     101,961        7.78       793,503     1.37%    0.75%  -21.41%
                                                              2001      46,053        9.90       456,049     0.96%    0.75%    1.23%
   VALIC Company I - Stock Index Fund
                                                              2003   1,600,529       10.43    16,687,793     1.37%    0.75%   27.24%
                                                              2002   1,712,769        8.19    14,034,484     1.18%    0.75%  -23.01%
                                                              2001   1,590,799       10.64    16,931,644     0.96%    0.75%  -12.86%

                                      VL-R
                                       76

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor I and II Divisions - continued:
   Van Kampen LIT Growth and Income Portfolio - Class I
                                                              2003     178,503  $    10.51  $  1,876,564     0.86%    0.75%   27.07%
                                                              2002     154,511        8.27     1,278,271     2.59%    0.75%    0.00%
   Van Kampen LIT Strategic Stock Portfolio - Class I Shares
                                                              2001     116,654       11.35     1,324,028     1.90%    0.75%    0.32%
   Vanguard VIF High Yield Bond Portfolio
                                                              2003      73,461       11.85       870,269     5.46%    0.75%   16.00%
                                                              2002      45,524       10.21       464,933     4.37%    0.75%    0.78%
                                                              2001      25,137       10.13       254,726     0.05%    0.75%    2.55%
   Vanguard VIF REIT Index Portfolio
                                                              2003      79,522       16.78     1,334,528     3.27%    0.75%   34.47%
                                                              2002      70,827       12.48       883,918     1.60%    0.75%    2.76%
                                                              2001      15,235       12.14       185,034     0.81%    0.75%   11.29%
Platinum Investor III Divisions:
   AIM V.I. International Growth Fund - Series I shares
                                                              2003     120,999        7.59       917,986     0.60%    0.70%   28.16%
                                                              2002      77,922        5.92       461,268     0.76%    0.70%  -16.26%
                                                              2001      43,539        7.07       307,788     0.62%    0.70%  -22.63%
   AIM V.I. Premier Equity Fund - Series I shares
                                                              2003     433,128        7.04     3,047,453     0.33%    0.70%   24.21%
                                                              2002     347,063        5.66     1,965,988     0.44%    0.70%  -30.75%
                                                              2001     179,841        8.18     1,471,008     0.25%    0.70%  -12.13%
   Alger American Leveraged AllCap Portfolio - Class O
    Shares
                                                              2003      18,007       12.05       217,007     0.00%    0.70%   20.51%
   Alger American MidCap Growth Portfolio - Class O Shares
                                                              2003      18,785       13.58       255,035     0.00%    0.70%   35.76%
   American Century VP Value Fund
                                                              2003     369,463       13.31     4,919,113     0.80%    0.70%   28.06%
                                                              2002     221,601       10.40     2,303,966     4.19%    0.70%  -13.23%
                                                              2001      53,553       11.98       641,684     0.04%    0.70%   13.41%
   Ayco Growth Fund
                                                              2003          --        8.38            --     0.52%    0.70%   26.41%
                                                              2002      30,148        6.63       199,755     0.39%    0.70%  -29.80%
                                                              2001      17,986        9.44       169,749     0.64%    0.70%   -0.51%
   Credit Suisse Small Cap Growth Portfolio
                                                              2003     114,690        7.28       834,569     0.00%    0.70%   47.51%
                                                              2002      51,587        4.93       254,477     0.00%    0.70%  -34.15%
                                                              2001      26,246        7.49       196,626     0.00%    0.70%  -14.59%

                                      VL-R
                                       77

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III Divisions - continued:
   Dreyfus IP MidCap Stock Portfolio - Initial shares
                                                              2003     161,611  $    10.52  $  1,699,951     0.30%    0.70%   30.80%
                                                              2002     121,203        8.04       974,668     0.41%    0.70%  -13.10%
                                                              2001      47,522        9.25       439,789     0.30%    0.70%    2.31%
   Dreyfus VIF Developing Leaders Portfolio - Initial shares
                                                              2003     377,518        9.70     3,660,894     0.03%    0.70%   30.77%
                                                              2002     271,074        7.42     2,010,122     0.05%    0.70%  -19.69%
                                                              2001     131,447        9.23     1,213,678     0.49%    0.70%   -7.14%
   Dreyfus VIF Quality Bond Portfolio - Initial shares
                                                              2003     210,671       12.30     2,591,291     6.30%    0.70%    4.21%
                                                              2002     153,439       11.80     1,811,076     5.31%    0.70%    7.01%
                                                              2001      76,533       11.03       844,136     5.11%    0.70%    3.67%
   Fidelity VIP Asset Manager Portfolio - Service Class 2
                                                              2003     146,922        9.72     1,428,653     2.37%    0.70%   16.84%
                                                              2002      79,608        8.32       662,518     2.09%    0.70%   -9.66%
                                                              2001      22,872        9.21       210,711     1.26%    0.70%   -4.25%
   Fidelity VIP Contrafund Portfolio - Service Class 2
                                                              2003     578,962        9.38     5,432,050     0.23%    0.70%   27.30%
                                                              2002     301,956        7.37     2,225,469     0.41%    0.70%  -10.24%
                                                              2001      89,776        8.21       737,107     0.01%    0.70%   -8.21%
   Fidelity VIP Equity-Income Portfolio - Service Class 2
                                                              2003     618,890       10.10     6,252,170     1.23%    0.70%   29.12%
                                                              2002     359,047        7.82     2,809,110     1.33%    0.70%  -17.73%
                                                              2001     153,352        9.51     1,458,364     0.08%    0.70%   -4.21%
   Fidelity VIP Growth Portfolio - Service Class 2
                                                              2003     806,359        6.57     5,300,495     0.09%    0.70%   31.62%
                                                              2002     528,324        4.99     2,638,612     0.10%    0.70%  -30.78%
                                                              2001     221,929        7.22     1,601,302     0.00%    0.70%  -14.92%
   Fidelity VIP Mid Cap Portfolio - Service Class 2
                                                              2003       7,590       14.00       106,267     0.00%    0.70%   40.01%
   Franklin Templeton - Franklin Small Cap Value Securities
    Fund - Class 2
                                                              2003      13,920       13.28       184,793     0.01%    0.70%   32.75%
   Franklin Templeton - Franklin U.S. Government Fund -
    Class 2
                                                              2003     993,247       11.10    11,023,739     4.48%    0.70%    1.50%
                                                              2002     765,913       10.93     8,374,946    22.84%    0.70%    0.00%
   Franklin Templeton - Mutual Shares Securities Fund -
    Class 2
                                                              2003     498,453       10.89     5,428,832     1.01%    0.70%   24.28%
                                                              2002     485,325        8.76     4,253,340     0.00%    0.70%    0.00%

                                      VL-R
                                       78

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III Divisions - continued:
   Franklin Templeton - Templeton Foreign Securities Fund -
    Class 2
                                                              2003     514,133  $    10.56  $  5,431,242     1.63%    0.70%   31.29%
                                                              2002     517,539        8.05     4,164,199     0.01%    0.70%    0.00%
   Goldman Sachs Capital Growth Fund
                                                              2003      16,224        8.56       138,901     0.00%    0.70%    2.22%
   Janus Aspen Series International Growth Portfolio -
    Service Shares
                                                              2003     184,544        6.65     1,227,085     0.93%    0.70%   33.60%
                                                              2002     130,384        4.98       648,942     0.79%    0.70%  -26.28%
                                                              2001      66,264        6.75       447,356     0.79%    0.70%  -23.85%
   Janus Aspen Series Mid Cap Growth Portfolio - Service
    Shares
                                                              2003     377,143        4.33     1,633,083     0.00%    0.70%   33.82%
                                                              2002     257,635        3.24       833,628     0.00%    0.70%  -28.62%
                                                              2001     129,640        4.53       587,668     0.00%    0.70%  -35.87%
   Janus Aspen Series Worldwide Growth Portfolio - Service
    Shares
                                                              2003     314,555        6.20     1,951,654     0.84%    0.70%   22.82%
                                                              2002     206,199        5.05     1,041,675     0.76%    0.70%  -26.23%
                                                              2001      89,664        6.85       613,987     0.31%    0.70%  -22.64%
   JPMorgan Mid Cap Value Portfolio
                                                              2003       9,332       12.37       115,457     0.00%    0.70%   23.72%
   JPMorgan Small Company Portfolio
                                                              2003      62,123        8.89       552,395     0.00%    0.70%   35.03%
                                                              2002      32,094        6.59       211,344     0.17%    0.70%  -22.20%
                                                              2001       9,804        8.46        82,981     0.01%    0.70%   -8.11%
   MFS VIT Capital Opportunities Series
                                                              2003     351,732        6.03     2,121,183     0.22%    0.70%   26.50%
                                                              2002     261,521        4.77     1,246,756     0.05%    0.70%  -30.18%
                                                              2001     121,140        6.83       827,153     0.00%    0.70%  -22.19%
   MFS VIT Emerging Growth Series
                                                              2003     710,798        4.93     3,503,311     0.00%    0.70%   29.32%
                                                              2002     407,316        3.81     1,552,389     0.00%    0.70%  -34.22%
                                                              2001     239,529        5.79     1,387,886     0.00%    0.70%  -28.03%
   MFS VIT New Discovery Series
                                                              2003     209,507        7.76     1,626,577     0.00%    0.70%   32.79%
                                                              2002     128,296        5.85       750,133     0.00%    0.70%  -32.11%
                                                              2001      47,211        8.61       406,590     0.00%    0.70%    0.95%

                                      VL-R
                                       79

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)       (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III Divisions - continued:
   MFS VIT Research Series
                                                              2003     127,774  $     6.49  $    829,360     0.60%    0.70%   23.84%
                                                              2002      95,980        5.24       503,077     0.25%    0.70%  -25.06%
                                                              2001      47,757        6.99       334,043     0.01%    0.70%  -24.62%
   Neuberger Berman AMT Mid-Cap Growth Portfolio
                                                              2003     246,565        5.44     1,342,011     0.00%    0.70%   27.18%
                                                              2002     171,461        4.28       733,802     0.00%    0.70%  -29.83%
                                                              2001      59,965        6.10       365,744     0.00%    0.70%  -26.67%
   Oppenheimer Global Securities Fund/VA
                                                              2003       7,964       14.22       113,286     0.00%    0.70%   42.24%
   Oppenheimer Multiple Strategies Fund/VA
                                                              2003       5,675       11.88        67,413     0.00%    0.70%   18.78%
   PIMCO VIT Real Return Portfolio - Administrative Class
                                                              2003     357,225       14.16     5,058,921     4.48%    0.70%    8.10%
                                                              2002     174,421       13.10     2,285,113     4.42%    0.70%   16.98%
                                                              2001      53,040       11.20       594,024     3.55%    0.70%    5.56%
   PIMCO VIT Short-Term Portfolio - Administrative Class
                                                              2003     136,457       11.06     1,509,539     1.59%    0.70%    1.34%
                                                              2002      86,224       10.92       941,253     2.98%    0.70%    2.30%
                                                              2001      57,361       10.67       612,107     2.63%    0.70%    5.62%
   PIMCO VIT Total Return Portfolio - Administrative Class
                                                              2003     437,126       12.57     5,495,000     3.42%    0.70%    4.31%
                                                              2002     301,969       12.05     3,639,057     5.65%    0.70%    8.33%
                                                              2001     126,029       11.12     1,402,056     3.72%    0.70%    7.45%
   Putnam VT Diversified Income Fund - Class IB
                                                              2003      57,820       13.09       756,793     6.90%    0.70%   19.21%
                                                              2002      34,162       10.98       375,082     7.36%    0.70%    5.17%
                                                              2001      17,175       10.44       179,305     0.93%    0.70%   -0.90%
   Putnam VT Growth and Income Fund - Class IB
                                                              2003     467,361        9.54     4,459,408     1.57%    0.70%   26.49%
                                                              2002     326,752        7.54     2,464,769     1.86%    0.70%  -19.55%
                                                              2001     144,948        9.38     1,359,119     0.84%    0.70%   -5.78%
   Putnam VT International Growth and Income Fund - Class IB
                                                              2003     198,598        9.49     1,884,181     1.43%    0.70%   36.89%
                                                              2002     135,756        6.93       940,907     0.51%    0.70%  -14.37%
                                                              2001      93,038        8.09       753,038     3.50%    0.70%  -19.27%

                                      VL-R
                                       80

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)       (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III Divisions - continued:
   Safeco RST Core Equity Portfolio
                                                              2003      63,936  $     7.64  $    488,773     1.08%    0.70%   23.91%
                                                              2002      48,012        6.17       296,218     1.53%    0.70%  -26.43%
                                                              2001      22,815        8.39       191,314     1.43%    0.70%  -11.82%
   Safeco RST Growth Opportunities Portfolio
                                                              2003     120,957        9.29     1,124,048     0.00%    0.70%   41.95%
                                                              2002     105,618        6.55       691,469     0.00%    0.70%  -38.11%
                                                              2001      37,394       10.58       395,539     0.00%    0.70%   11.63%
   SunAmerica - Aggressive Growth Portfolio - Class 1
                                                              2003      14,418        9.99       144,087     0.00%    0.70%   27.56%
                                                              2002       2,070        7.83        16,214     0.24%    0.70%    0.00%
   SunAmerica - SunAmerica Balanced Portfolio - Class 1
                                                              2003      28,434       10.12       287,813     2.66%    0.70%   14.31%
                                                              2002       8,391        8.85        74,301     2.13%    0.70%    0.00%
   UIF Equity Growth Portfolio - Class I
                                                              2003      66,650        6.44       429,207     0.00%    0.70%   24.06%
                                                              2002      49,604        5.19       257,495     0.22%    0.70%  -28.37%
                                                              2001      28,056        7.25       203,316     0.00%    0.70%  -16.43%
   UIF High Yield Portfolio - Class I
                                                              2003      20,941       10.62       222,461     0.00%    0.70%   24.83%
                                                              2002      13,440        8.51       114,370    10.10%    0.70%   -7.92%
                                                              2001      11,481        9.24       106,103    22.46%    0.70%  -11.85%
   VALIC Company I - International Equities Fund
                                                              2003      67,471        7.79       525,299     1.44%    0.70%   28.73%
                                                              2002      43,063        6.05       260,439     0.40%    0.70%  -19.36%
                                                              2001      21,685        7.50       162,625     2.31%    0.70%  -21.61%
   VALIC Company I - Mid Cap Index Fund
                                                              2003     355,307       10.88     3,864,025     0.67%    0.70%   34.18%
                                                              2002     229,906        8.10     1,863,384     0.72%    0.70%  -15.50%
                                                              2001     115,708        9.59     1,109,764     0.72%    0.70%    4.22%
   VALIC Company I - Money Market I Fund
                                                              2003   1,157,750       10.43    12,072,544     0.64%    0.70%   -0.10%
                                                              2002   1,248,697       10.44    13,034,287     1.00%    0.70%    0.54%
                                                              2001   1,416,986       10.38    14,711,205     1.97%    0.70%    2.96%
   VALIC Company I - Nasdaq-100 Index Fund
                                                              2003     458,384        4.36     1,998,388     0.00%    0.70%   48.24%
                                                              2002     337,089        2.94       991,382     0.00%    0.70%  -38.69%
                                                              2001     207,478        4.80       995,213     0.02%    0.70%  -31.28%

                                      VL-R
                                       81

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)       (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor III Divisions - continued:
   VALIC Company I - Science & Technology Fund
                                                              2003     164,694  $     3.91  $    644,460     0.00%    0.70%   50.42%
                                                              2002     119,566        2.60       311,051     0.00%    0.70%  -40.63%
                                                              2001      58,814        4.38       257,697     0.00%    0.70%  -45.69%
   VALIC Company I - Small Cap Index Fund
                                                              2003     150,669       11.13     1,677,464     0.50%    0.70%   45.44%
                                                              2002      89,617        7.65       686,001     0.98%    0.70%  -21.37%
                                                              2001      44,444        9.74       432,683     0.85%    0.70%   -1.61%
   VALIC Company I - Stock Index Fund
                                                              2003   2,468,374        7.89    19,467,096     1.46%    0.70%   27.31%
                                                              2002   1,643,626        6.19    10,182,125     1.35%    0.70%  -22.98%
                                                              2001     266,322        8.04     2,141,961     0.73%    0.70%  -13.22%
   Van Kampen LIT Growth and Income Portfolio - Class I
                                                              2003     155,250       10.52     1,633,472     0.92%    0.70%   27.14%
                                                              2002      77,747        8.28       643,529     1.74%    0.70%    0.00%
   Van Kampen LIT Strategic Stock Portfolio - Class I
    Shares
                                                              2001      21,837       10.72       234,031     1.36%    0.70%    1.08%
   Vanguard VIF High Yield Bond Portfolio
                                                              2003     203,425       11.93     2,427,400     4.89%    0.70%   16.05%
                                                              2002     110,201       10.28     1,133,078     5.72%    0.70%    0.84%
                                                              2001      66,089       10.20       673,900     0.10%    0.70%   -2.38%
   Vanguard VIF REIT Index Portfolio
                                                              2003     239,528       16.78     4,019,190     3.19%    0.70%   34.54%
                                                              2002     157,740       12.47     1,967,344     3.68%    0.70%    2.81%
                                                              2001      28,648       12.13       347,535     0.08%    0.70%   14.22%
Platinum Investor PLUS Divisions:
   AIM V.I. International Growth Fund - Series I shares
                                                              2003       3,813       10.50        40,027     0.82%    0.70%   28.16%
                                                              2002         480        8.19         3,927     0.81%    0.70%    0.00%
   AIM V.I. Premier Equity Fund - Series I shares
                                                              2003       8,904       10.21        90,916     0.46%    0.70%   24.21%
                                                              2002       1,706        8.22        14,024     0.81%    0.70%    0.00%
   Alger American Leveraged AllCap Portfolio - Class O
    Shares
                                                              2003       1,206       12.05        14,534     0.00%    0.70%   20.51%
   Alger American MidCap Growth Portfolio - Class O Shares
                                                              2003         985       13.58        13,374     0.00%    0.70%   35.76%

                                      VL-R
                                       82

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)       (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor PLUS Divisions - continued:
   American Century VP Value Fund
                                                              2003      20,510  $    11.28  $    231,350     0.69%    0.70%   28.06%
                                                              2002       4,788        8.81        42,174     0.00%    0.70%    0.00%
   Ayco Growth Fund
                                                              2003          --       10.23            --   120.86%    0.70%   26.41%
                                                              2002           1        8.10             7     0.00%    0.70%    0.00%
   Credit Suisse Small Cap Growth Portfolio
                                                              2003       3,837       11.62        44,567     0.00%    0.70%   47.51%
                                                              2002         871        7.87         6,859     0.00%    0.70%    0.00%
   Dreyfus IP MidCap Stock Portfolio - Initial shares
                                                              2003      11,054       11.05       122,113     0.39%    0.70%   30.80%
                                                              2002       3,019        8.45        25,502     0.58%    0.70%    0.00%
   Dreyfus VIF Developing Leaders Portfolio - Initial shares
                                                              2003      14,951       10.47       156,515     0.04%    0.70%   30.77%
                                                              2002       4,300        8.01        34,423     0.03%    0.70%    0.00%
   Dreyfus VIF Quality Bond Portfolio - Initial shares
                                                              2003      12,455       10.90       135,822     6.92%    0.70%    4.21%
                                                              2002       4,878       10.46        51,041     1.39%    0.70%    0.00%
   Fidelity VIP Asset Manager Portfolio - Service Class 2
                                                              2003       7,471       11.12        83,043     1.34%    0.70%   16.84%
                                                              2002       1,718        9.51        16,348     0.00%    0.70%    0.00%
   Fidelity VIP Contrafund Portfolio - Service Class 2
                                                              2003      28,350       11.23       318,302     0.09%    0.70%   27.30%
                                                              2002       4,180        8.82        36,867     0.00%    0.70%    0.00%
   Fidelity VIP Equity-Income Portfolio - Service Class 2
                                                              2003      28,808       10.88       313,370     0.72%    0.70%   29.12%
                                                              2002       6,741        8.42        56,792     0.00%    0.70%    0.00%
   Fidelity VIP Growth Portfolio - Service Class 2
                                                              2003      35,338       10.58       373,837     0.03%    0.70%   31.62%
                                                              2002       6,371        8.04        51,207     0.00%    0.70%    0.00%
   Fidelity VIP Mid Cap Portfolio - Service Class 2
                                                              2003       1,083       14.00        15,161     0.00%    0.70%   40.01%
   Franklin Templeton - Franklin Small Cap Value Securities
    Fund - Class 2
                                                              2003       2,274       13.28        30,194     0.00%    0.70%   32.75%
   Franklin Templeton - Franklin U.S. Government Fund -
    Class 2
                                                              2003      32,257       10.74       346,310     8.97%    0.70%    1.50%
                                                              2002       1,443       10.58        15,262     0.00%    0.70%    0.00%

                                      VL-R
                                       83

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)       (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor PLUS Divisions - continued:
   Franklin Templeton - Mutual Shares Securities Fund -
    Class 2
                                                              2003       9,047  $    10.71  $     96,887     0.81%    0.70%   24.28%
                                                              2002       2,794        8.62        24,079     0.00%    0.70%    0.00%
   Franklin Templeton - Templeton Foreign Securities Fund -
    Class 2
                                                              2003       4,611       10.21        47,094     0.83%    0.70%   31.29%
                                                              2002       1,105        7.78         8,596     0.00%    0.70%    0.00%
   Goldman Sachs Capital Growth Fund
                                                              2003         115       10.46         1,202     0.00%    0.70%    2.22%
   Janus Aspen Series International Growth Portfolio -
    Service Shares
                                                              2003       3,647       10.66        38,856     0.94%    0.70%   33.60%
                                                              2002       1,057        7.98         8,431     0.62%    0.70%    0.00%
   Janus Aspen Series Mid Cap Growth Portfolio - Service
    Shares
                                                              2003       6,125       11.31        69,306     0.00%    0.70%   33.82%
                                                              2002       1,532        8.45        12,952     0.00%    0.70%    0.00%
   Janus Aspen Series Worldwide Growth Portfolio - Service
    Shares
                                                              2003       8,332        9.91        82,556     0.88%    0.70%   22.82%
                                                              2002       1,138        8.07         9,184     0.70%    0.70%    0.00%
   JPMorgan Mid Cap Value Portfolio
                                                              2003         139       12.37         1,723     0.00%    0.70%   23.72%
   JPMorgan Small Company Portfolio
                                                              2003       1,545       11.07        17,103     0.00%    0.70%   35.03%
                                                              2002          83        8.20           678     0.00%    0.70%    0.00%
   MFS VIT Capital Opportunities Series
                                                              2003      13,208       10.16       134,162     0.13%    0.70%   26.50%
                                                              2002       1,935        8.03        15,536     0.00%    0.70%    0.00%
   MFS VIT Emerging Growth Series
                                                              2003      10,988       10.38       114,037     0.00%    0.70%   29.32%
                                                              2002       1,418        8.03        11,383     0.00%    0.70%    0.00%
   MFS VIT New Discovery Series
                                                              2003       7,988       10.55        84,253     0.00%    0.70%   32.79%
                                                              2002       2,463        7.94        19,562     0.00%    0.70%    0.00%
   MFS VIT Research Series
                                                              2003       3,326       10.26        34,120     0.32%    0.70%   23.84%
                                                              2002         444        8.28         3,676     0.00%    0.70%    0.00%
   Neuberger Berman AMT Mid-Cap Growth Portfolio
                                                              2003       9,135       10.15        92,709     0.00%    0.70%   27.18%
                                                              2002       1,371        7.98        10,937     0.00%    0.70%    0.00%
   Oppenheimer Global Securities Fund/VA
                                                              2003         254       14.22         3,614     0.00%    0.70%   42.24%

                                      VL-R
                                       84

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)       (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor PLUS Divisions - continued:
   Oppenheimer Multiple Strategies Fund/VA
                                                              2003         491  $    11.88  $      5,829     0.00%    0.70%   18.78%
   PIMCO VIT Real Return Portfolio - Administrative Class
                                                              2003      19,594       11.96       234,262     4.60%    0.70%    8.10%
                                                              2002       5,160       11.06        57,074     0.91%    0.70%    0.00%
   PIMCO VIT Short-Term Portfolio - Administrative Class
                                                              2003       5,065       10.30        52,148     1.40%    0.70%    1.34%
                                                              2002         560       10.16         5,689     0.84%    0.70%    0.00%
   PIMCO VIT Total Return Portfolio - Administrative Class
                                                              2003      24,496       10.96       268,413     3.30%    0.70%    4.31%
                                                              2002       4,990       10.50        52,417     3.01%    0.70%    0.00%
   Putnam VT Diversified Income Fund - Class IB
                                                              2003       4,230       12.13        51,314     3.90%    0.70%   19.21%
                                                              2002         246       10.18         2,502     0.00%    0.70%    0.00%
   Putnam VT Growth and Income Fund - Class IB
                                                              2003      13,002       10.68       138,850     1.12%    0.70%   26.49%
                                                              2002       3,645        8.44        30,768     0.00%    0.70%    0.00%
   Putnam VT International Growth and Income Fund - Class IB
                                                              2003       4,529       11.15        50,500     0.85%    0.70%   36.89%
                                                              2002         682        8.15         5,553     0.00%    0.70%    0.00%
   Safeco RST Core Equity Portfolio
                                                              2003         838       10.47         8,774     1.36%    0.70%   23.91%
                                                              2002         291        8.45         2,455     1.58%    0.70%    0.00%
   Safeco RST Growth Opportunities Portfolio
                                                              2003       3,567       10.04        35,811     0.00%    0.70%   41.95%
                                                              2002       1,743        7.07        12,330     0.00%    0.70%    0.00%
   SunAmerica - Aggressive Growth Portfolio - Class 1
                                                              2003       1,974       10.61        20,949     0.00%    0.70%   27.56%
                                                              2002         124        8.32         1,030     0.00%    0.70%    0.00%
   SunAmerica - SunAmerica Balanced Portfolio - Class 1
                                                              2003       6,452       10.44        67,366     3.13%    0.70%   14.31%
                                                              2002       2,001        9.13        18,277     0.00%    0.70%    0.00%
   UIF Equity Growth Portfolio - Class I
                                                              2003       1,975       10.26        20,256     0.00%    0.70%   24.06%
                                                              2002         133        8.27         1,099     0.36%    0.70%    0.00%
   UIF High Yield Portfolio - Class I
                                                              2003         432       11.86         5,121     0.00%    0.70%   24.83%
                                                              2002           0        9.50             1     0.00%    0.70%    0.00%

                                      VL-R
                                       85

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)       (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor PLUS Divisions - continued:
   VALIC Company I - International Equities Fund
                                                              2003       3,724  $    10.19  $     37,962     2.18%    0.70%   28.73%
                                                              2002          57        7.92           453     0.00%    0.70%    0.00%
   VALIC Company I - Mid Cap Index Fund
                                                              2003      15,183       11.20       169,998     0.77%    0.70%   34.18%
                                                              2002       2,609        8.34        21,775     0.27%    0.70%    0.00%
   VALIC Company I - Money Market I Fund
                                                              2003      98,210       10.02       983,952     0.77%    0.70%   -0.10%
                                                              2002      14,815       10.03       148,586     0.65%    0.70%    0.00%
   VALIC Company I - Nasdaq-100 Index Fund
                                                              2003       5,849       12.50        73,115     0.00%    0.70%   48.24%
                                                              2002         457        8.43         3,855     0.00%    0.70%    0.00%
   VALIC Company I - Science & Technology Fund
                                                              2003       2,392       12.13        29,006     0.00%    0.70%   50.42%
                                                              2002          48        8.06           387     0.00%    0.70%    0.00%
   VALIC Company I - Small Cap Index Fund
                                                              2003       7,881       11.78        92,804     0.50%    0.70%   45.44%
                                                              2002       1,298        8.10        10,508     0.65%    0.70%    0.00%
   VALIC Company I - Stock Index Fund
                                                              2003      42,167       10.81       455,713     1.52%    0.70%   27.31%
                                                              2002       1,898        8.49        16,117     0.56%    0.70%    0.00%
   Van Kampen LIT Growth and Income Portfolio - Class I
                                                              2003       9,593       10.72       102,840     0.39%    0.70%   27.14%
                                                              2002       1,758        8.43        14,822     0.00%    0.70%    0.00%
   Vanguard VIF High Yield Bond Portfolio
                                                              2003       9,286       11.47       106,560     3.50%    0.70%   16.05%
                                                              2002       1,974        9.89        19,522     0.00%    0.70%    0.00%
   Vanguard VIF REIT Index Portfolio
                                                              2003      14,257       12.62       179,968     3.31%    0.70%   34.54%
                                                              2002       5,814        9.38        54,551     0.00%    0.70%    0.00%
Platinum Investor Survivor Divisions:
   AIM V.I. International Growth Fund - Series I shares
                                                              2003      46,420        6.29       292,156     0.52%    0.40%   28.55%
                                                              2002      50,094        4.90       245,264     0.63%    0.40%  -16.01%
                                                              2001      52,572        5.83       306,461     0.34%    0.40%  -23.84%

                                      VL-R
                                       86

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor Divisions - continued:
   AIM V.I. Premier Equity Fund - Series I shares
                                                              2003     109,492  $     5.91  $    647,508     0.31%    0.40%   24.58%
                                                              2002     105,247        4.75       499,599     0.34%    0.40%  -30.54%
                                                              2001     104,033        6.83       710,934     0.15%    0.40%  -12.91%
   Alger American Leveraged AllCap Portfolio - Class O
    Shares
                                                              2003         138       12.08         1,666     0.00%    0.40%   20.75%
   Alger American MidCap Growth Portfolio - Class O Shares
                                                              2003       2,174       13.60        29,576     0.00%    0.40%   36.03%
   American Century VP Value Fund
                                                              2003      25,525       13.55       345,829     0.72%    0.40%   28.44%
                                                              2002      12,625       10.55       133,175     6.45%    0.40%  -12.97%
                                                              2001       7,351       12.12        89,101     0.00%    0.40%   12.40%
   Ayco Growth Fund
                                                              2003          --        8.45            --     0.86%    0.40%   26.78%
                                                              2002     789,598        6.67     5,264,612     0.32%    0.40%  -29.58%
                                                              2001     689,142        9.47     6,525,212     0.31%    0.40%  -14.80%
   Credit Suisse Small Cap Growth Portfolio
                                                              2003       4,530        7.52        34,045     0.00%    0.40%   47.95%
                                                              2002       3,366        5.08        17,097     0.00%    0.40%  -33.96%
                                                              2001       5,976        7.69        45,963     0.00%    0.40%  -16.35%
   Dreyfus IP MidCap Stock Portfolio - Initial shares
                                                              2003      18,763       10.82       202,999     0.27%    0.40%   31.20%
                                                              2002      20,439        8.25       168,544     0.34%    0.40%  -12.84%
                                                              2001      10,698        9.46       101,217     0.32%    0.40%   -3.65%
   Dreyfus VIF Developing Leaders Portfolio - Initial shares
                                                              2003      58,620       10.37       608,130     0.04%    0.40%   31.16%
                                                              2002     161,430        7.91     1,276,781     0.07%    0.40%  -19.45%
                                                              2001      58,732        9.82       576,659     0.51%    0.40%   -6.49%
   Dreyfus VIF Quality Bond Portfolio - Initial shares
                                                              2003      22,659       12.96       293,621     6.18%    0.40%    4.52%
                                                              2002      19,599       12.40       242,975     5.20%    0.40%    7.33%
                                                              2001      21,483       11.55       248,130     4.94%    0.40%    6.26%
   Fidelity VIP Asset Manager Portfolio - Service Class 2
                                                              2003       8,861        9.86        87,351     3.52%    0.40%   17.19%
                                                              2002       8,463        8.41        71,189     2.40%    0.40%   -9.39%
                                                              2001       3,038        9.28        28,207     0.41%    0.40%   -4.77%

                                      VL-R
                                       87

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor Divisions - continued:
   Fidelity VIP Contrafund Portfolio - Service Class 2
                                                              2003      37,768  $     9.62  $    363,221     0.54%    0.40%   27.68%
                                                              2002     272,383        7.53     2,051,592     0.66%    0.40%   -9.97%
                                                              2001     274,354        8.37     2,295,149     0.01%    0.40%  -12.82%
   Fidelity VIP Equity-Income Portfolio - Service Class 2
                                                              2003      65,789       10.21       671,430     2.70%    0.40%   29.51%
                                                              2002     262,426        7.88     2,068,007     1.67%    0.40%  -17.48%
                                                              2001     260,014        9.55     2,483,113     0.03%    0.40%   -5.61%
   Fidelity VIP Growth Portfolio - Service Class 2
                                                              2003      84,756        6.71       568,779     0.20%    0.40%   32.01%
                                                              2002     404,293        5.08     2,055,203     0.29%    0.40%  -30.57%
                                                              2001      40,690        7.32       297,940     0.01%    0.40%  -18.20%
   Franklin Templeton - Franklin Small Cap Value Securities
    Fund - Class 2
                                                              2003         954       13.30        12,687     0.00%    0.40%   33.02%
   Franklin Templeton - Franklin U.S. Government Fund -
    Class 2
                                                              2003         307       11.17         3,422     9.35%    0.40%    1.81%
                                                              2002      25,055       10.97       274,784     0.00%    0.40%    0.00%
   Franklin Templeton - Mutual Shares Securities Fund -
    Class 2
                                                              2003       2,452       10.96        26,861     0.59%    0.40%   24.65%
                                                              2002       1,068        8.79         9,384     0.00%    0.40%    0.00%
   Franklin Templeton - Templeton Foreign Securities Fund -
    Class 2
                                                              2003       5,955       10.63        63,285     0.15%    0.40%   31.69%
                                                              2002         595        8.07         4,799     0.00%    0.40%    0.00%
   Goldman Sachs Capital Growth Fund
                                                              2003     740,038        8.64     6,394,727     0.00%    0.40%    2.23%
   Janus Aspen Series International Growth Portfolio -
    Service Shares
                                                              2003      35,446        6.77       240,071     1.09%    0.40%   34.00%
                                                              2002      25,566        5.05       129,225     0.79%    0.40%  -26.05%
                                                              2001      24,722        6.84       168,986     1.20%    0.40%  -23.74%
   Janus Aspen Series Mid Cap Growth Portfolio - Service
    Shares
                                                              2003      29,454        4.49       132,254     0.00%    0.40%   34.23%
                                                              2002      14,436        3.35        48,291     0.00%    0.40%  -28.41%
                                                              2001      13,411        4.67        62,664     0.00%    0.40%  -39.83%
   Janus Aspen Series Worldwide Growth Portfolio - Service
    Shares
                                                              2003      36,703        6.33       232,358     0.94%    0.40%   23.19%
                                                              2002      21,524        5.14       110,615     0.71%    0.40%  -26.00%
                                                              2001      13,910        6.95        96,604     0.29%    0.40%  -22.93%

                                      VL-R
                                       88

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor Divisions - continued:
   JPMorgan Small Company Portfolio
                                                              2003       1,101  $     9.14  $     10,060     0.00%    0.40%   35.43%
                                                              2002       1,804        6.75        12,176     0.26%    0.40%  -21.96%
                                                              2001       1,956        8.65        16,915     0.03%    0.40%   -8.40%
   MFS VIT Capital Opportunities Series
                                                              2003      42,350        6.05       256,019     0.22%    0.40%   26.88%
                                                              2002      38,315        4.76       182,558     0.06%    0.40%  -29.97%
                                                              2001      18,664        6.80       126,985     0.00%    0.40%  -23.79%
   MFS VIT Emerging Growth Series
                                                              2003     128,450        4.39       564,347     0.00%    0.40%   29.71%
                                                              2002     112,158        3.39       379,908     0.00%    0.40%  -34.02%
                                                              2001     117,741        5.13       604,496     0.00%    0.40%  -33.75%
   MFS VIT New Discovery Series
                                                              2003      12,890        8.02       103,356     0.00%    0.40%   33.18%
                                                              2002       6,447        6.02        38,816     0.00%    0.40%  -31.90%
                                                              2001       5,448        8.84        48,169     0.00%    0.40%   -5.41%
   MFS VIT Research Series
                                                              2003      10,143        6.59        66,864     0.69%    0.40%   24.21%
                                                              2002       9,598        5.31        50,938     0.31%    0.40%  -24.84%
                                                              2001      11,015        7.06        77,779     0.01%    0.40%  -21.57%
   Neuberger Berman AMT Mid-Cap Growth Portfolio
                                                              2003      14,189        5.60        79,457     0.00%    0.40%   27.56%
                                                              2002     175,271        4.39       769,462     0.00%    0.40%  -29.62%
                                                              2001       5,636        6.24        35,155     0.00%    0.40%  -24.95%
   Oppenheimer Global Securities Fund/VA
                                                              2003       1,271       14.25        18,122     0.00%    0.40%   42.53%
   Oppenheimer Multiple Strategies Fund/VA
                                                              2003         433       11.90         5,158     0.00%    0.40%   19.02%
   PIMCO VIT Real Return Portfolio - Administrative Class
                                                              2003      55,992       14.27       798,850     4.08%    0.40%    8.42%
                                                              2002      61,007       13.16       802,807     4.53%    0.40%   17.33%
                                                              2001      15,384       11.22       172,540     8.44%    0.40%    6.84%
   PIMCO VIT Short-Term Portfolio - Administrative Class
                                                              2003      22,482       11.18       251,288     1.66%    0.40%    1.64%
                                                              2002      17,021       11.00       187,177     2.54%    0.40%    2.61%
                                                              2001       8,618       10.72        92,365     4.87%    0.40%    4.96%

                                      VL-R
                                       89

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor Divisions - continued:
   PIMCO VIT Total Return Portfolio - Administrative Class
                                                              2003      51,352  $    12.65  $    649,546     3.18%    0.40%    4.63%
                                                              2002      51,588       12.09       623,682     5.08%    0.40%    8.65%
                                                              2001      40,582       11.13       451,552     2.94%    0.40%    8.38%
   Putnam VT Diversified Income Fund - Class IB
                                                              2003       4,357       12.87        56,062     8.28%    0.40%   19.57%
                                                              2002       4,759       10.76        51,212     8.76%    0.40%    5.48%
                                                              2001       5,402       10.20        55,105     0.76%    0.40%    3.10%
   Putnam VT Growth and Income Fund - Class IB
                                                              2003      70,398       10.15       714,878     1.73%    0.40%   26.87%
                                                              2002      68,750        8.00       550,273     2.12%    0.40%  -19.31%
                                                              2001      48,762        9.92       483,692     2.84%    0.40%   -6.77%
   Putnam VT International Growth and Income Fund - Class IB
                                                              2003      43,197        9.19       396,996     2.62%    0.40%   37.30%
                                                              2002     230,768        6.69     1,544,705     0.76%    0.40%  -14.11%
                                                              2001      96,186        7.79       749,630     3.50%    0.40%  -21.13%
   Safeco RST Core Equity Portfolio
                                                              2003      32,237        7.31       235,796     1.04%    0.40%   24.28%
                                                              2002      27,186        5.89       160,003     1.28%    0.40%  -26.20%
                                                              2001      19,841        7.98       158,237     1.08%    0.40%   -9.76%
   Safeco RST Growth Opportunities Portfolio
                                                              2003      17,018        8.86       150,834     0.00%    0.40%   42.37%
                                                              2002      30,017        6.23       186,867     0.00%    0.40%  -37.92%
                                                              2001      34,864       10.03       349,608     0.00%    0.40%   18.66%
   UIF Equity Growth Portfolio - Class I
                                                              2003      30,141        6.12       184,561     0.00%    0.40%   24.43%
                                                              2002      49,021        4.92       241,240     0.17%    0.40%  -28.15%
                                                              2001      50,760        6.85       347,677     0.00%    0.40%  -15.45%
   UIF High Yield Portfolio - Class I
                                                              2003      24,802        9.93       246,395     0.00%    0.40%   25.21%
                                                              2002      23,236        7.93       184,358     8.91%    0.40%   -7.64%
                                                              2001      25,702        8.59       220,794    11.50%    0.40%   -4.86%
   VALIC Company I - International Equities Fund
                                                              2003      12,165        6.88        83,664     1.61%    0.40%   29.12%
                                                              2002      13,500        5.33        71,906     0.42%    0.40%  -19.11%
                                                              2001      12,156        6.59        80,045     1.60%    0.40%  -22.29%

                                      VL-R
                                       90

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor Divisions - continued:
   VALIC Company I - Mid Cap Index Fund
                                                              2003      65,007  $    12.08  $    785,117     0.67%    0.40%   34.58%
                                                              2002      60,525        8.97       543,149     0.73%    0.40%  -15.24%
                                                              2001      41,967       10.59       444,325     0.75%    0.40%   -1.34%
   VALIC Company I - Money Market I Fund
                                                              2003     380,198       10.88     4,136,738     0.58%    0.40%    0.20%
                                                              2002     411,443       10.86     4,467,881     1.33%    0.40%    0.84%
                                                              2001     461,849       10.77     4,973,259     2.62%    0.40%    3.27%
   VALIC Company I - Nasdaq-100 Index Fund
                                                              2003      20,392        4.49        91,524     0.00%    0.40%   48.68%
                                                              2002      10,382        3.02        31,341     0.00%    0.40%  -38.50%
                                                              2001      84,435        4.91       414,455     0.00%    0.40%  -40.69%
   VALIC Company I - Science & Technology Fund
                                                              2003      13,270        3.99        52,968     0.00%    0.40%   50.87%
                                                              2002       6,981        2.65        18,470     0.00%    0.40%  -40.45%
                                                              2001       3,006        4.44        13,356     0.00%    0.40%  -49.92%
   VALIC Company I - Small Cap Index Fund
                                                              2003      26,367       11.44       301,623     0.51%    0.40%   45.88%
                                                              2002      20,366        7.84       159,702     1.03%    0.40%  -21.14%
                                                              2001      13,430        9.94       133,536     1.80%    0.40%    1.59%
   VALIC Company I - Stock Index Fund
                                                              2003     685,168        7.59     5,198,479     1.39%    0.40%   27.69%
                                                              2002     564,353        5.94     3,353,318     1.24%    0.40%  -22.74%
                                                              2001     426,976        7.69     3,283,914     1.04%    0.40%  -12.55%
   Van Kampen LIT Growth and Income Portfolio - Class I
                                                              2003      15,154       10.57       160,247     1.05%    0.40%   27.52%
                                                              2002      19,931        8.29       165,277     2.74%    0.40%    0.00%
   Van Kampen LIT Strategic Stock Portfolio - Class I Shares
                                                              2001      15,021       11.38       170,935     2.00%    0.40%    0.68%
   Vanguard VIF High Yield Bond Portfolio
                                                              2003      71,234       11.98       853,280     6.64%    0.40%   16.40%
                                                              2002      58,997       10.29       607,114     8.53%    0.40%    1.14%
                                                              2001       6,513       10.17        66,273     0.40%    0.40%   -2.99%
   Vanguard VIF REIT Index Portfolio
                                                              2003      21,216       16.97       360,003     3.49%    0.40%   34.94%
                                                              2002      18,253       12.57       229,533     3.78%    0.40%    3.12%
                                                              2001       9,356       12.19       114,091     2.22%    0.40%   11.49%

                                      VL-R
                                       91

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor II Divisions:
   AIM V.I. International Growth Fund - Series I shares
                                                              2003       1,195  $    11.00  $     13,144     0.51%    0.75%   28.10%
                                                              2002       1,368        8.59        11,750     1.20%    0.75%    0.00%
   AIM V.I. Premier Equity Fund - Series I shares
                                                              2003       4,149        8.81        36,534     0.33%    0.75%   24.15%
                                                              2002       3,438        7.09        24,384     0.80%    0.75%    0.00%
   Alger American Leveraged AllCap Portfolio - Class O
    Shares
                                                              2003         103       12.05         1,236     0.00%    0.75%   20.47%
   Alger American MidCap Growth Portfolio - Class O Shares
                                                              2003         343       13.57         4,651     0.00%    0.75%   35.72%
   American Century VP Value Fund
                                                              2003      66,916       11.80       789,838     0.79%    0.75%   28.00%
                                                              2002      42,508        9.22       391,994     0.07%    0.75%    0.00%
   Ayco Growth Fund
                                                              2003          --        8.89            --     0.83%    0.75%   26.35%
                                                              2002     222,735        7.03     1,566,422     0.72%    0.75%    0.00%
   Credit Suisse Small Cap Growth Portfolio
                                                              2003         749       11.01         8,249     0.00%    0.75%   47.44%
                                                              2002         124        7.47           929     0.00%    0.75%    0.00%
   Dreyfus IP MidCap Stock Portfolio - Initial shares
                                                              2003       4,400       12.11        53,278     0.36%    0.75%   30.74%
                                                              2002       1,861        9.26        17,237     0.63%    0.75%    0.00%
   Dreyfus VIF Developing Leaders Portfolio - Initial shares
                                                              2003      43,134       11.38       490,913     0.04%    0.75%   30.71%
                                                              2002      19,192        8.71       167,114     0.05%    0.75%    0.00%
   Dreyfus VIF Quality Bond Portfolio - Initial shares
                                                              2003       4,881       10.95        53,463     6.36%    0.75%    4.16%
                                                              2002       3,457       10.52        36,349     4.29%    0.75%    0.00%
   Fidelity VIP Asset Manager Portfolio - Service Class 2
                                                              2003       7,874       10.86        85,505     2.22%    0.75%   16.78%
                                                              2002       4,060        9.30        37,752     0.00%    0.75%    0.00%
   Fidelity VIP Contrafund Portfolio - Service Class 2
                                                              2003       8,993       11.84       106,506     0.19%    0.75%   27.24%
                                                              2002       4,002        9.31        37,252     0.00%    0.75%    0.00%
   Fidelity VIP Equity-Income Portfolio - Service Class 2
                                                              2003      31,375       11.04       346,431     1.49%    0.75%   29.06%
                                                              2002      28,086        8.56       240,289     0.10%    0.75%    0.00%

                                      VL-R
                                       92

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor II Divisions - continued:
   Fidelity VIP Growth Portfolio - Service Class 2
                                                              2003      33,499  $     9.41  $    315,255     0.11%    0.75%   31.55%
                                                              2002      30,554        7.15       218,579     0.00%    0.75%    0.00%
   Fidelity VIP Mid Cap Portfolio - Service Class 2
                                                              2003         646       14.00         9,039     0.00%    0.75%   39.97%
   Franklin Templeton - Franklin Small Cap Value Securities
    Fund - Class 2
                                                              2003         407       13.27         5,400     0.00%    0.75%   32.71%
   Franklin Templeton - Franklin U.S. Government Fund -
    Class 2
                                                              2003       4,440       11.09        49,231     2.42%    0.75%    1.45%
                                                              2002         372       10.93         4,064     0.00%    0.75%    0.00%
   Franklin Templeton - Mutual Shares Securities Fund -
    Class 2
                                                              2003      16,089       10.88       175,057     0.99%    0.75%   24.21%
                                                              2002       8,126        8.76        71,181     0.97%    0.75%    0.00%
   Franklin Templeton - Templeton Foreign Securities Fund -
    Class 2
                                                              2003      26,168       10.55       276,165     1.34%    0.75%   31.23%
                                                              2002       9,504        8.04        76,434     1.64%    0.75%    0.00%
   Goldman Sachs Capital Growth Fund
                                                              2003     202,510        9.08     1,839,317     0.00%    0.75%    2.21%
   Janus Aspen Series International Growth Portfolio -
    Service Shares
                                                              2003       4,343       10.53        45,738     1.20%    0.75%   33.53%
                                                              2002      10,266        7.89        80,958     1.54%    0.75%    0.00%
   Janus Aspen Series Mid Cap Growth Portfolio - Service
    Shares
                                                              2003         996       10.11        10,066     0.00%    0.75%   33.76%
   Janus Aspen Series Worldwide Growth Portfolio - Service
    Shares
                                                              2003      28,353        9.49       269,186     0.61%    0.75%   22.76%
                                                              2002      14,644        7.73       113,257     0.83%    0.75%    0.00%
   JPMorgan Mid Cap Value Portfolio
                                                              2003         359       12.37         4,435     0.00%    0.75%   23.67%
   JPMorgan Small Company Portfolio
                                                              2003         469       11.62         5,450     0.00%    0.75%   34.96%
                                                              2002         116        8.61           998     0.00%    0.75%    0.00%
   MFS VIT Capital Opportunities Series
                                                              2003       2,444        9.26        22,624     0.23%    0.75%   26.44%
                                                              2002       1,984        7.32        14,526     0.01%    0.75%    0.00%
   MFS VIT Emerging Growth Series
                                                              2003       2,081        8.93        18,588     0.00%    0.75%   29.25%
                                                              2002         978        6.91         6,758     0.00%    0.75%    0.00%

                                      VL-R
                                       93

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor II Divisions - continued:
   MFS VIT New Discovery Series
                                                              2003      20,459  $    10.17  $    208,046     0.00%    0.75%   32.72%
                                                              2002      18,384        7.66       140,857     0.00%    0.75%    0.00%
   MFS VIT Research Series
                                                              2003       3,856        9.56        36,872     0.50%    0.75%   23.77%
                                                              2002       2,335        7.73        18,040     0.64%    0.75%    0.00%
   Neuberger Berman AMT Mid-Cap Growth Portfolio
                                                              2003       6,290        9.32        58,612     0.00%    0.75%   27.11%
                                                              2002       2,862        7.33        20,977     0.00%    0.75%    0.00%
   Oppenheimer Global Securities Fund/VA
                                                              2003         316       14.22         4,494     0.00%    0.75%   42.19%
   Oppenheimer Multiple Strategies Fund/VA
                                                              2003       3,197       11.87        37,965     0.00%    0.75%   18.74%
   PIMCO VIT Real Return Portfolio - Administrative Class
                                                              2003      12,541       12.12       152,019     4.25%    0.75%    8.04%
                                                              2002       5,707       11.22        64,033     4.75%    0.75%    0.00%
   PIMCO VIT Short-Term Portfolio - Administrative Class
                                                              2003      29,761       10.40       309,375     1.79%    0.75%    1.29%
                                                              2002      34,758       10.26       356,732     3.93%    0.75%    0.00%
   PIMCO VIT Total Return Portfolio - Administrative Class
                                                              2003      52,389       11.07       579,689     3.72%    0.75%    4.26%
                                                              2002      43,725       10.61       464,046     7.26%    0.75%    0.00%
   Putnam VT Diversified Income Fund - Class IB
                                                              2003         122       12.47         1,524     0.00%    0.75%   19.15%
   Putnam VT Growth and Income Fund - Class IB
                                                              2003       4,092       10.48        42,897     1.32%    0.75%   26.43%
                                                              2002       2,240        8.29        18,571     0.00%    0.75%    0.00%
   Putnam VT International Growth and Income Fund - Class IB
                                                              2003      12,397       12.12       150,271     1.33%    0.75%   36.82%
                                                              2002      12,013        8.86       106,432     0.53%    0.75%    0.00%
   Safeco RST Core Equity Portfolio
                                                              2003         187        9.24         1,733     1.11%    0.75%   23.85%
                                                              2002         145        7.46         1,081     2.53%    0.75%    0.00%
   Safeco RST Growth Opportunities Portfolio
                                                              2003      23,243       10.41       242,035     0.00%    0.75%   41.87%
                                                              2002      12,647        7.34        92,822     0.00%    0.75%    0.00%
   SunAmerica - Aggressive Growth Portfolio - Class 1
                                                              2003         329        9.99         3,284     0.00%    0.75%   27.50%

                                      VL-R
                                       94

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - continued

     A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total return for the years ended December 31, 2003, 2002 and 2001 are as follows:

                                                                                                          Invest-
                                                                                                           ment
                                                                                                          Income   Expense   Total
                                                                                                           Ratio    Ratio    Return
                         Divisions                                     Units    Unit Value   Net Assets     (a)      (b)      (c)
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Investor Survivor II Divisions - continued:
   SunAmerica - SunAmerica Balanced Portfolio - Class 1
                                                              2003         407  $    10.11  $      4,119     0.00%    0.75%   14.26%
   UIF Equity Growth Portfolio - Class I
                                                              2003         141        9.06         1,280     0.00%    0.75%   23.99%
                                                              2002          99        7.31           726     0.00%    0.75%    0.00%
   UIF High Yield Portfolio - Class I
                                                              2003       3,683       11.58        42,672     0.00%    0.75%   24.77%
                                                              2002       2,195        9.28        20,376    19.91%    0.75%    0.00%
   VALIC Company I - International Equities Fund
                                                              2003         347       10.60         3,680     1.13%    0.75%   28.67%
                                                              2002         280        8.24         2,305     0.93%    0.75%    0.00%
   VALIC Company I - Mid Cap Index Fund
                                                              2003      34,488       12.22       421,438     0.63%    0.75%   34.11%
                                                              2002      19,511        9.11       177,774     0.87%    0.75%    0.00%
   VALIC Company I - Money Market I Fund
                                                              2003     506,784       10.05     5,091,299     0.62%    0.75%   -0.15%
                                                              2002     514,618       10.06     5,177,910     1.05%    0.75%    0.49%
                                                              2001     925,288       10.01     9,264,381     0.00%    0.75%    0.00%
   VALIC Company I - Nasdaq-100 Index Fund
                                                              2003         162        9.41         1,520     0.00%    0.75%   48.16%
   VALIC Company I - Science & Technology Fund
                                                              2003         702        9.11         6,393     0.00%    0.75%   50.34%
                                                              2002         506        6.06         3,062     0.00%    0.75%    0.00%
   VALIC Company I - Small Cap Index Fund
                                                              2003       1,939       12.67        24,572     0.55%    0.75%   45.37%
                                                              2002       1,287        8.72        11,216     0.91%    0.75%    0.00%
   VALIC Company I - Stock Index Fund
                                                              2003     172,218       10.06     1,733,298     1.35%    0.75%   27.24%
                                                              2002      80,956        7.91       640,336     2.27%    0.75%    0.00%
   Van Kampen LIT Growth and Income Portfolio - Class I
                                                              2003       4,494       10.51        47,245     0.19%    0.75%   27.07%
                                                              2002         451        8.27         3,734     0.00%    0.75%    0.00%
   Vanguard VIF High Yield Bond Portfolio
                                                              2003       3,152       11.75        37,022     4.95%    0.75%   16.00%
                                                              2002       1,345       10.13        13,622     0.00%    0.75%    0.00%
   Vanguard VIF REIT Index Portfolio
                                                              2003       9,515       14.62       139,141     3.01%    0.75%   34.47%
                                                              2002       5,625       10.87        61,169     0.00%    0.75%    0.00%

                                      VL-R
                                       95

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED


Note G - Financial Highlights - continued

(a) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reduction in the unit value. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying Division, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Division became an available investment option during the year. For the year ended December 31.2003, a total return was calculated using the initial unit value for the Division if the Division became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

                                      VL-R
                                       96

[LOGO OF AIG AMERICAN GENERAL]


Policies issued by:
American General Life Insurance Company
A member company of American International Group, Inc.
2727-A Allen Parkway, Houston, TX 77019

AG Legacy Plus Variable Universal Life Insurance
Policy Form Number 99616

Corporate America Variable Universal Life Insurance
Policy Form Number 99301

Legacy Plus Variable Universal Life Insurance
Policy Form Number 98615

Platinum Investor I Variable Universal Life Insurance
Policy Form Number 97600

Platinum Investor II Variable Universal Life Insurance
Policy Form Number 97610

Platinum Investor III Variable Universal Life Insurance
Policy Form Number 00600

Platinum Investor PLUS Variable Universal Life Insurance
Policy Form Number 02600

Platinum Investor Survivor Variable Universal Life Insurance
Policy Form Number 99206

Platinum Investor Survivor II Variable Universal Life Insurance
Policy Form Number 01206

Policies issued by American General Life Insurance Company (AGL) are solely its individual, contractual and financial responsibility. AGL does not solicit business in the state of New York. Policies not available in all states.

Variable universal life insurance policies are distributed by American General Equity Services Corporation, member NASD and a member company of American International Group, Inc.

(C) 2004 American International Group, Inc. All rights reserved.

[LOGO OF PRICEWATERHOUSECOOPERS]

                                                     PRICEWATERHOUSECOOPERS LLP
                                                     Suite 2900
                                                     1201 Louisiana
                                                     Houston, TX 77002-5678
                                                     Telephone (713) 356-4000

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American General Life Insurance Company and Policy Owners of American General Life Insurance Company Separate Account VL-R

In our opinion, the accompanying statement of net assets, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of American General Life Insurance Company Separate Account VL-R (the "Separate Account") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the investment companies, provide a reasonable basis for our opinion. The financial highlights as of and for the year ended December 31, 2001 were audited by other independent auditors whose report dated March 7, 2002, expressed an unqualified opinion thereon.

PRICEWATERHOUSECOOPERS LLP

April 6, 2004

                                      VL-R

[LOGO OF PRICEWATERHOUSECOOPERS LLP]
================================================================================

                                                  PricewaterhouseCoopers LLP
                                                  Suite 2900
                                                  1201 Louisiana St.
                                                  Houston TX 77002-5678
                                                  Telephone (713) 356 4000

                         Report of Independent Auditors

To the Board of Directors and Shareholder
American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets as of December 31, 2003 and 2002 and the related consolidated statements of income, shareholder's equity, comprehensive income, and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and subsidiaries (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2003 and 2002, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets as of January 1, 2002.

/s/ PRICEWATERHOUSECOOPERS LLP
-------------------------------


Houston, Texas
April 14, 2004

                     American General Life Insurance Company

                           Consolidated Balance Sheets

                                                                                 December 31
                                                                          -------------------------
                                                                              2003          2002
                                                                          -------------------------
                                                                                (In Thousands)

Assets
Investments:
   Fixed maturity securities, available for sale, at fair value
      (amortized cost - $43,133,011 - 2003; $39,509,415- 2002)            $45,349,130   $41,075,428
   Fixed maturity securities, trading securities, at fair value
      (amortized cost - $52,000 - 2003)                                        58,953            --
   Equity securities, at fair value (cost - $93,182 - 2003; $106,611
      - 2002)                                                                  98,523        88,597
   Equity securities, trading securities (cost - $7,000 - 2003)                10,000            --
   Mortgage loans on real estate, net of allowance ($7,124 - 2003;
      $10,945 - 2002)                                                       2,953,495     2,799,436
   Policy loans                                                             1,705,891     1,700,487
   Investment real estate                                                      44,543        44,331
   Other long-term investments                                              1,895,974       761,341
   Separate account seed money (cost - $90,670 - 2003; $90,000 - 2002)         91,670        74,000
   Securities lending collateral                                            4,451,135     3,216,000
   Short-term investments                                                     112,440       315,757
   Derivatives assets                                                           9,560        30,732
                                                                          -------------------------
Total investments                                                          56,781,314    50,106,109

Cash                                                                          297,209        93,943
Restricted Cash                                                                88,781            --
Investment in ultimate Parent Company (cost - $8,597 in 2003
   and 2002)                                                                   53,697        46,867
Notes receivable from affiliates                                              537,241       493,677
Indebtedness from affiliates                                                   19,756        21,223
Accrued investment income                                                     651,815       626,681
Accounts receivable                                                         1,023,451       867,788
Deferred policy acquisition costs/cost of insurance purchased               3,250,287     3,129,162
Property and equipment                                                         61,893        96,627
Other assets                                                                  314,685       429,013
Assets held in separate accounts                                           22,930,750    17,317,645
                                                                          -------------------------
Total assets                                                              $86,010,879   $73,228,735
                                                                          =========================

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                           Consolidated Balance Sheets

                                                                                 December 31
                                                                          -------------------------
                                                                              2003          2002
                                                                          -------------------------
                                                                                (In Thousands)

Liabilities, Minority Interest and Shareholder's Equity
Liabilities:
   Future policy benefits                                                 $ 7,898,915   $ 6,818,132
   Policyholder contract deposits                                          36,559,454    34,194,958
   Other policy claims and benefits payable                                   273,008       145,388
   Other policyholders' funds                                               2,204,767     1,865,441
   Federal income taxes                                                     1,104,182       815,101
   Indebtedness to affiliates                                                 362,749            --
   Securities lending payable                                               4,451,135     3,216,000
   Other liabilities                                                        1,240,035     1,656,308
   Derivative liabilities                                                      27,165            --
   Liabilities related to separate accounts                                22,930,750    17,317,645
                                                                          -------------------------
Total liabilities                                                          77,052,160    66,028,973

Minority interest                                                              96,741            --

Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares authorized, issued,
      and outstanding                                                             850           850
   Common stock, $10 par value, 600,000 shares authorized, issued, and
      outstanding                                                               6,000         6,000
   Additional paid-in capital                                               3,507,238     3,167,462
   Accumulated other comprehensive income                                   1,097,788       736,299
   Retained earnings                                                        4,250,102     3,289,151
                                                                          -------------------------
Total shareholder's equity                                                  8,861,978     7,199,762

                                                                          -------------------------
Total liabilities and shareholder's equity                                $86,010,879   $73,228,735
                                                                          =========================

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                        Consolidated Statements of Income

                                                           2003         2002
                                                        -----------------------
                                                              (In Thousands)

Revenues:
   Premiums and other considerations                    $2,403,951   $2,138,833
   Net investment income                                 3,288,686    3,054,530
   Net realized investment losses                          (56,779)    (295,344)
   Other                                                   175,663      175,528
                                                        -----------------------
Total revenues                                           5,811,521    5,073,547

Benefits and expenses:
   Policyholders' benefits                               1,544,535    1,284,087
   Interest credited                                     2,039,015    2,051,698
   Operating costs and expenses                            939,785      753,033
                                                        -----------------------
Total benefits and expenses                              4,523,335    4,088,818
                                                        -----------------------
Income before income tax expense                         1,288,186      984,729

Income tax expense:
   Current                                                 250,906      107,502
   Deferred                                                 75,649       64,917
                                                        -----------------------
Total income tax expense                                   326,555      172,419
                                                        -----------------------

Net income                                              $  961,631   $  812,310
                                                        =======================

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                 Consolidated Statements of Shareholder's Equity

                                                         Year ended December 31
                                                        -----------------------
                                                           2003         2002
                                                        -----------------------
                                                             (in Thousands)

Preferred stock:
   Balance at beginning and end of year                 $      850   $      850
                                                        -----------------------

Common stock:
   Balance at beginning  and end of year                     6,000        6,000
                                                        -----------------------

Additional paid-in capital:
   Balance at beginning of year                          3,167,462    2,691,492
   Capital contribution from Parent Company                339,776      475,970
                                                        -----------------------
Balance at end of year                                   3,507,238    3,167,462

Accumulated other comprehensive income:
   Balance at beginning of year                            736,299      175,507
   Change in net unrealized investment gains
      during year net of reclassification                  405,943      557,525
   Change in hedging activities during year                (44,454)       3,267
                                                        -----------------------
Balance at end of year                                   1,097,788      736,299

Retained earnings:
   Balance at beginning of year                          3,289,151    2,922,422
   Net income                                              961,631      812,310
   Dividends paid                                             (680)    (445,581)
                                                        -----------------------
Balance at end of year                                   4,250,102    3,289,151
                                                        -----------------------
Total shareholder's equity                              $8,861,978   $7,199,762
                                                        =======================

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                 Consolidated Statements of Comprehensive Income

                                                            2003         2002
                                                         -----------------------
                                                              (in Thousands)

Net income                                               $  961,631   $  812,310
Other comprehensive income:
   Gross change in unrealized gains (losses) on
      securities (pretax: 2003 - $549,834; 2002 -
      $720,641)                                             357,392      468,416
   Hedging activities (pretax: 2003 - $(68,391);
      2002 - $5,025)                                        (44,454)       3,267
   Reclassification adjustment for losses included
      in net income                                          48,551       89,109
                                                         -----------------------
   Other comprehensive income                               361,489      560,792
                                                         -----------------------
Comprehensive income                                     $1,323,120   $1,373,102
                                                         =======================

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                      Consolidated Statements of Cash Flows

                                                                     2003           2002
                                                                 ---------------------------
                                                                       (in Thousands)

Operating activities
Net income                                                       $    961,631   $    812,310
Adjustments to reconcile net income to net cash
   provided by operating activities:
      Change in accounts receivable                                  (155,662)        (3,438)
      Change in future policy benefits and other policy claims      2,255,284      3,148,281
      Amortization of policy acquisition costs and cost of
         insurance purchased                                          311,029        165,269
      Policy acquisition costs deferred                              (583,939)      (466,779)
      Change in other policyholders' funds                            339,326         62,893
      Provision for deferred income tax expense                       267,645        357,510
      Depreciation and amortization, including premiums and
         discounts                                                    170,474        150,310
      Change in indebtedness to (from) affiliates                     320,652         68,133
      Change in amounts payable to brokers                           (614,174)       384,634
      Change in trading securities                                    (68,953)            --
      Change in restricted cash                                       (88,781)            --
      Net loss on sale of investments                                 315,144        422,536
      Other, net                                                      522,312         35,272
                                                                 ---------------------------
Net cash provided by operating activities                           3,951,988      5,136,931

Investing activities
Purchases of :
      Fixed maturity and equity securities                        (34,541,457)   (34,652,736)
      Mortgages                                                      (443,541)      (286,385)
      Other long-term investments                                 (14,902,823)   (17,511,338)
Sales of:
      Fixed maturity and equity securities                         31,495,361     32,155,688
      Mortgages                                                       291,851        236,727
      Other long-term investments                                  13,862,846     15,080,395
Sales and purchases of property, equipment, and
   software, net                                                   (1,056,323)       (23,816)
                                                                 ---------------------------
Net cash used in investing activities                              (5,294,086)    (5,001,465)

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                                                            2003         2002
                                                         ----------------------
                                                             (in Thousands)
Financing activities
Net policyholder account deposits/withdrawals             1,206,268     277,303
Dividends paid                                                 (680)   (445,581)
Capital contribution from parent                            339,776      28,000
Other                                                            --      (1,289)
                                                         ----------------------
Net cash provided by (used in) financing activities       1,545,364    (141,567)
                                                         ----------------------
Increase (decrease) in cash                                 203,266      (6,101)
Cash at beginning of year                                    93,943     100,044
                                                         ----------------------
Cash at end of year                                      $  297,209   $  93,943
                                                         ======================

Interest paid amounted to approximately $2,117,000 and $2,315,000 in 2003 and 2002, respectively. Income taxes paid amounted to approximately $240,802 and $127,376 in 2003 and 2002, respectively.

See accompanying notes to consolidated financial statements.

                     American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                                December 31, 2003

1. Nature of Operations

American General Life Insurance Company ("AGL" or the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

Effective December 31, 2002, AGL merged with certain affiliated entities, including The Franklin Life Insurance Company ("The Franklin") and its subsidiary, The American Franklin Life Insurance Company ("AMFLIC"), and All American Life Insurance Company ("All American") and became the surviving entity. Effective March 31, 2003, AGL merged with it's affiliate Old Line Life Insurance Company ("Old Line") and became the surviving entity. Additionally, effective December 31, 2002, AGL's wholly owned life insurance subsidiary, American General Life Insurance Company of New York ("AGNY") was merged with The United States Life Insurance Company in the City of New York, an affiliated entity. These mergers have been accounted for at historical cost in a manner similar to a pooling of interests business combination. Accordingly, the accompanying consolidated financial statements as of and for the years ended December 31, 2003 and 2002 include the financial position, operating results, and cash flows of The Franklin, AMFLIC, All American, Old Line and exclude AGNY.

The Company operates through two divisions: Life Insurance and Retirement Savings. The Life Insurance Division offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States of America. This Division serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Life Insurance Division, through its subsidiaries American General Life Companies ("AGLC") and American General Enterprise Services ("AGES") also provides support services to certain affiliated insurance companies. The Retirement Savings Division includes the results of the Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States of America.

                     American General Life Insurance Company

2. Accounting Policies

2.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

On September 23, 2003, the Company purchased 68 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle Trust") for $182.3 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle Trust are held by affiliates of the Company. Castle Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle Trust and its wholly owned subsidiaries is limited to buying, owning, leasing and selling a portfolio of commercial jets. In December 2003, the FASB issued a "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN46R") (See Note 2.14). In accordance with FIN46R, Castle Trust has been consolidated in the Company's consolidated financial statements during 2003.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. These estimates and assumptions are particularly significant with respect to investments, deferred acquisition costs, and policyholder benefits. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

2.2 Statutory Accounting

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory capital and surplus at December 31, 2003.

                     American General Life Insurance Company

2.2 Statutory Accounting (continued)

Statutory net income and capital and surplus of the Company at December 31 is as follows:

                                                            2003         2002
                                                         -----------------------
                                                             (in Thousands)

Statutory net income                                     $  115,031   $  530,214
Statutory capital and surplus                            $4,067,314   $3,007,515

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

                     American General Life Insurance Company

                   Notes to Consolidated Financial Statements

2. Accounting Policies (continued)

2.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.4 Investments

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2003 and 2002. Unrealized gains (losses), net of deferred taxes, are recorded in accumulated other comprehensive income
(loss), within shareholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

Fixed maturity and equity securities classified as trading securities are carried at market value, as it is the Company's intention to sell these securities in the near future. Unrealized gains and losses are reflected in income currently.

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                     American General Life Insurance Company

2.4 Investments (continued)

Policy Loans

Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Other Long-Term Investments

Other long-term investments consist of equity partnerships and other investments not classified elsewhere herein. The equity partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are also carried at fair value and the change in fair value is recorded to investment income, consistent with the equity method of accounting.

Included in other long-term investments are preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent.

As part of the consolidation of Castle Trust (see Note 2.1), included in other long-term investments is an investment in commercial aircrafts totaling $1,033 million, net of accumulated depreciation of $13.9 million. These aircrafts are recorded at cost and depreciated on a straight-line basis over their estimated lives of 25 years from the date of manufacture to a residual value that is 15 percent of the Castle Trust cost. Total depreciation expense for the year ended December 31, 2003 was $13.9 million.

                     American General Life Insurance Company

2.4 Investments (continued)

Securities Lending Collateral and Securities Lending Payable

The Company loans securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102 percent of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

Dollar Roll Agreements

Throughout the year, the Company enters into dollar roll repurchase agreements, which involve the sale (delivery) of mortgage-backed securities ("MBS") and the repurchase of substantially the same pool of securities at a specific price in the future. Such transactions typically involve highly-rated government agency securities and are short-term in nature, typically with a period of 30 days. The roll agreements are utilized by the Company as a financing strategy to enhance the return on its MBS portfolio.

At December 31, 2003 and 2002, the Company had no dollar roll agreements outstanding as the Company has historically closed out all dollar roll agreements at year-end.

Investment Income

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

                     American General Life Insurance Company

2.4 Investments (continued)

Investment Income

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement changed the accounting requirements for interests in many asset-backed securities and residential mortgage backed securities. EITF 99-20 requires that interest income on securities within its scope be recognized prospectively, with changes in expected future cash flows reflected in reported yields going forward. In addition, if cash flows are expected to decrease, EITF 99-20 may require investors to recognize impairment losses.

Realized Investment Gains

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses). Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income as a realized loss for the difference between cost or amortized cost and estimated net fair value.

The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience, the Company's ability and intent to hold the investment until recovery and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or other than temporary. If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is other than temporary, the Company writes down the carrying value of the investment and records a realized loss in the statement of income.

                     American General Life Insurance Company

2.5 Separate Accounts

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain amounts. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statements of income.

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of The Franklin, is reported as CIP.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 3.00 percent to 9.94 percent.

                     American General Life Insurance Company

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP") (continued)

With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual growth of the separate and variable account assets used by the Company in the determination of DPAC amortization is approximately 10 percent (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10 percent long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15 percent during the first year following the introduction of a product, the DPAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9 percent, resulting in an average annual growth rate of 10 percent during the life of the product. Similarly, following periods of below 10 percent performance, the model will assume a short-term growth rate higher than 10 percent. An adjustment to DPAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10 percent growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

2.7 Policy and Contract Claims Reserves

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

                     American General Life Insurance Company

2.7 Policy and Contract Claims Reserves (continued)

Future policy benefits and policyholder contract deposits liabilities were as follows at December 31:

                                                           2003          2002
                                                       -------------------------
                                                             (In Thousands)
Future policy benefits:
   Ordinary life                                         4,337,180     4,326,621
   Group life                                               29,797        24,248
   Group annuities                                          93,072        40,369
   Life contingent annuities                             2,799,407     1,666,570
   Terminal funding                                        414,630       539,409
   Accident and health                                     224,829       220,915
                                                       -------------------------
Total                                                  $ 7,898,915   $ 6,818,132
                                                       =========================
Policyholder contract deposits:
   Annuities                                           $30,891,794   $28,881,490
   Corporate-owned life insurance                          439,088       433,587
   Universal life                                        5,228,572     4,879,881
                                                       -------------------------
Total                                                  $36,559,454   $34,194,958
                                                       =========================

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 2 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 3.0 percent to 5.75 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 17.0 percent, grading to zero over a

                     American General Life Insurance Company
period of 0 to 20 years. Interest rates on corporate-owned life insurance are guaranteed at 3.0 percent and the weighted average rate credited in 2003 was
5.69 percent.

2. Accounting Policies (continued)

2.8 Guaranteed Minimum Death Benefits

A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company does provide reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts ("SOP 03-01"). GMDB-related variable annuity contract holder benefits were $16.6 million, and $14.2 million for the years ended December 31, 2003, and 2002, respectively.

2.9 Premium Recognition

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

                     American General Life Insurance Company

Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

2. Accounting Policies (continued)

2.10 Reinsurance

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Total reinsurance recoverables on ceded reinsurance contracts are included in accounts receivable. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

2.11 Participating Policy Contracts

Participating life insurance accounted for approximately 4 percent of life insurance in force at December 31, 2003.

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $67.9 million and $76.1 million in 2003 and 2002, respectively, and were included in policyholders' benefits.

2.12 Income Taxes

The Company joins in the filing of a consolidated federal income tax return with the Parent Company and its life insurance company subsidiaries. The Company has a written agreement with the Parent Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, the Parent Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, the Parent Company agrees to reimburse the Company for the tax benefits from net losses, if any, within a reasonable period of time after the filing of the consolidated federal income tax return for the year in which the losses are used.

                     American General Life Insurance Company

2.12 Income Taxes (continued)

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in the fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

2.13 Derivatives

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps.

The Company recognizes all derivatives in the consolidated balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction.

On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge or cash flow hedge. It is a fair value hedge if it hedges subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). It is a cash flow hedge if it hedges a forecasted transaction, or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged

                     American General Life Insurance Company
item attributed to the hedged risk. The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a cash flow hedge, is recorded in other comprehensive income until earnings are affected by the variability of cash flows.

2. Accounting Policies (continued)

2.13 Derivatives (continued)

The Company documents all relationships between hedging instruments and hedged items, as well as its risk-management objectives and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as hedges to specific assets or liabilities on the balance sheet, or specific firm commitments. The Company also assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives used in hedging transactions are highly effective in offsetting changes in fair values of hedged items.

During 2003, there were no hedges that were discontinued or otherwise no longer qualify as hedges. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in net realized investment gains (losses).

2.14 Accounting Changes

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142 "Goodwill and Other Intangible Assets" ("FAS 142"). As of January 1, 2002, the Company adopted FAS 142. FAS 142 requires the Company to discontinue the amortization of goodwill in its statements of income. FAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

The assessment of impairment involves a two-step process prescribed in FAS 142; whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. FAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of change in accounting principles. The Company has evaluated the impact of the impairment provisions of FAS 142, and determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance at December 31, 2003.

                     American General Life Insurance Company

2.14 Accounting Changes (continued)

In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN45"). FIN45 requires that, for guarantees within its scope that are issued or amended after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be established and recognized through earnings. FIN45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The adoption of FIN45 did not have a significant impact on the Company's consolidated results of operations or financial condition.

In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. In December 2003, the FASB issued FIN46R.

The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

                     American General Life Insurance Company

2.14 Accounting Changes (continued)

The following VIE activities are not consolidated by the Company under FIN46R:

     i. The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

     ii. The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). This statement is effective as of January 1, 2004. Under SOP 03-01, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account ("separate account seed money") do not qualify for separate account accounting and reporting. The Company will be required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 will not have a material impact on the Company's separate accounts or separate account seed money.

In addition, SOP 03-01 will require the Company to recognize a liability for guaranteed minimum death benefits and modify certain disclosures and financial statement presentations for these benefits. Management currently expects the one-time cumulative accounting charge upon adoption to approximate $17.4 million after taxes, to be recorded in the first quarter of 2004.

                     American General Life Insurance Company

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows for the years ended December 31:

                                                           2003         2002
                                                        -----------------------
                                                             (In Thousands)

Investment income:
   Fixed maturities                                     $2,983,484   $2,789,590
   Equity securities                                        13,148        2,199
   Mortgage loans on real estate                           240,745      226,329
   Investment real estate                                    8,229       15,303
   Policy loans                                            105,214      102,479
   Other long-term investments                             (35,388)     (69,064)
   Short-term investments                                   18,431       23,078
                                                        -----------------------
Gross investment income                                  3,333,863    3,089,914
Investment expenses                                         45,177       35,384
                                                        -----------------------
Net investment income                                   $3,288,686   $3,054,530
                                                        =======================

The carrying value of investments that produced no investment income during 2003 was less than 0.5 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2003 and 2002. During 2003 and 2002, investment losses from other long-term investments relates to losses associated with various partnership interests.

                     American General Life Insurance Company

3.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                             2003         2002
                                                          ---------------------
                                                              (In Thousands)

Fixed maturities:
   Gross gains                                            $ 357,694   $ 398,239
   Gross losses                                            (400,061)   (697,068)
                                                          ---------------------
Total fixed maturities                                      (42,367)   (298,829)
Equity securities                                             2,099        (191)
Derivatives                                                    (735)       (104)
Other long-term investments                                  (9,424)     (6,145)
Other                                                        (6,352)      9,925
                                                          ---------------------
Net realized investment losses before tax                   (56,779)   (295,344)
Income tax benefit                                          (19,873)   (103,370)
                                                          ---------------------
Net realized investment losses after tax                  $ (36,906)  $(191,974)
                                                          =====================

During 2003 and 2002, the Company's realized losses included write-downs of $274 million and $316.9 million, respectively, for certain available for sale fixed maturity investments that experienced declines deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of loss recognition requires the judgement of the Company's management and a continual review of its investments.

                     American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as December 31, 2003 (In thousands):

                      Less than 12 Months        12 Months or More                Total
                    -----------------------   -----------------------   ------------------------

                       Fair      Unrealized     Fair       Unrealized      Fair       Unrealized
                       Value       Losses       Value        Losses        Value        Losses
                    ----------   ----------   ----------   ----------   -----------   ----------
Fixed maturity
   securities       $6,508,726    $156,500    $3,943,337    $229,241    $10,452,063    $385,741
Equity securities       34,963       8,525            --          --         34,963       8,525
                    ----------    --------    ----------    --------    -----------    --------

   Total            $6,543,689    $162,025    $3,943,337    $229,241    $10,487,026    $391,266
                    ==========    ========    ==========    ========    ===========    ========

The determination that a security has incurred an other than temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

                     American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

Fixed maturity and equity securities classified as available-for-sale are reported at fair value. Amortized cost and fair value at December 31, 2003 and 2002 were as follows:

                                                         Gross       Gross
                                         Amortized    Unrealized   Unrealized       Fair
                                           Cost          Gain         Loss         Value
                                        ---------------------------------------------------
                                                          (In Thousands)

December 31, 2003
Fixed maturity securities:
   Corporate securities:
      Investment-grade                  $20,145,794   $1,625,822   $ (73,506)   $21,698,110
      Below investment-grade              3,502,062      188,123    (146,796)     3,543,389
   Mortgage-backed securities*           11,821,766      296,385    (102,944)    12,015,207
   U.S. government obligations              285,458       33,931      (1,932)       317,457
   Foreign governments                      336,692       37,805        (255)       374,242
   State and political subdivisions       3,011,190      173,206     (17,916)     3,166,480
   Collateralized bonds                     416,372       22,705     (10,740)       428,337
   Industrial & miscellaneous             2,344,555      115,894     (24,864)     2,435,585
   Public Utilities                       1,241,176      105,118      (5,969)     1,340,325
   Redeemable preferred stocks               27,946        2,871        (819)        29,998
                                        ---------------------------------------------------
Total fixed maturity securities         $43,133,011   $2,601,860   $(385,741)   $45,349,130
                                        ===================================================
Equity securities                       $    93,182   $   13,866   $  (8,525)   $    98,523
                                        ===================================================
Separate account seed money             $    90,670   $    6,000   $  (5,000)   $    91,670
                                        ===================================================
Investment in ultimate Parent Company   $     8,597   $   45,100   $      --    $    53,697
                                        ===================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                     American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

                                                         Gross       Gross
                                         Amortized    Unrealized   Unrealized       Fair
                                           Cost          Gain         Loss         Value
                                        ---------------------------------------------------
                                                          (In Thousands)

December 31, 2002
Fixed maturity securities:
   Corporate securities:
      Investment-grade                  $19,957,983   $1,536,505   $(590,811)   $20,903,676
      Below investment-grade              5,156,623      240,507    (243,742)     5,153,388
   Mortgage-backed securities*           10,059,372      448,275      (7,323)    10,500,324
   U.S. government obligations              413,196       42,563      (2,019)       453,740
   Foreign governments                      135,850       15,689          --        151,539
   State and political subdivisions       1,266,093       14,453      (2,143)     1,278,403
   Collateralized bonds                     500,831       27,626     (16,758)       511,699
   Industrial & miscellaneous               913,591       56,889     (12,235)       958,245
   Derivatives                            1,099,356       93,014     (31,631)     1,160,739
   Redeemable preferred stocks                6,520            4      (2,849)         3,675
                                        ---------------------------------------------------
Total fixed maturity securities         $39,509,415   $2,475,525   $(909,511)   $41,075,428
                                        ===================================================
Equity securities                       $   106,611   $      156   $ (18,170)   $    88,597
                                        ===================================================
Separate account seed money             $    90,000   $       --   $ (16,000)   $    74,000
                                        ===================================================
Investment in ultimate Parent Company   $     8,597   $   38,270   $      --    $    46,867
                                        ===================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                     American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated other comprehensive income in shareholders' equity at December 31 were as follows:

                                                           2003         2002
                                                        -----------------------
                                                              (In Thousands)

Gross unrealized gains                                  $2,666,826   $2,513,951
Gross unrealized losses                                   (399,266)    (943,681)
DPAC and other fair value adjustments                     (544,476)    (456,081)
Deferred federal income (taxes) benefit                   (609,027)    (406,075)
                                                        -----------------------
Net unrealized gains (losses) on securities             $1,114,057   $  708,114
                                                        =======================

The contractual maturities of fixed maturity securities at December 31 were as follows:

                                                2003                        2002
                                     -----------------------------------------------------
                                      Amortized       Market      Amortized       Market
                                        Cost           Value         Cost          Value
                                     -----------------------------------------------------
                                           (In Thousands)             (In Thousands)

Fixed maturity securities,
   excluding mortgage-backed
   securities:
      Due in one year or less        $   953,126   $   977,818   $   824,080   $   844,953
      Due after one year through
         five years                    4,367,245     4,673,895     5,160,986     5,446,014
      Due after five years through
         ten years                    10,562,527    11,362,160    10,311,814    10,730,521
      Due after ten years             15,428,448    16,320,150    13,153,163    13,553,616
Mortgage-backed securities            11,821,665    12,015,107    10,059,372    10,500,324
                                     -----------------------------------------------------
Total fixed maturity securities      $43,133,011   $45,349,130   $39,509,415   $41,075,428
                                     =====================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $31.5 billion and $30.5 billion, during 2003 and 2002, respectively.

At December 31, 2003, $51.6 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75 percent or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2003 and 2002:

                                        Outstanding   Percent of      Percent
                                          Amount         Total     Nonperforming
                                        ----------------------------------------
                                        (In Millions)

December 31, 2003
Geographic distribution:
   South Atlantic                          $  711         24.1%         0.0%
   Pacific                                    506         17.1          0.0
   Mid-Atlantic                               506         17.1          0.0
   East North Central                         459         15.5          0.0
   Mountain                                    70          2.4          0.0
   West South Central                         197          6.7          0.0
   East South Central                         251          8.5          0.0
   West North Central                         121          4.1          0.8
   New England                                139          4.7          0.0
Allowance for losses                           (7)        (0.2)         0.0
                                        ------------------------
Total                                      $2,953        100.0%         0.0%
                                        ========================

Property type:
   Office                                  $1,261         42.7%         0.0%
   Retail                                     844         28.5          0.1
   Industrial                                 386         13.1          0.0
   Apartments                                 312         10.6          0.0
   Hotel/motel                                 55          1.9          0.0
   Other                                      102          3.4          0.0
Allowance for losses                           (7)        (0.2)         0.0
                                        ------------------------
Total                                      $2,953        100.0%         0.0%
                                        ========================

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate (continued)

                                        Outstanding   Percent of      Percent
                                          Amount         Total     Nonperforming
                                       -----------------------------------------
                                        (In Millions)

December 31, 2002
Geographic distribution:
   South Atlantic                          $  662         23.7%         0.4%
   Pacific                                    451         16.1          0.0
   Mid-Atlantic                               470         16.8          0.0
   East North Central                         448         16.0          1.6
   Mountain                                   112          4.0          1.8
   West South Central                         222          7.9          0.0
   East South Central                         237          8.5          0.0
   West North Central                         110          3.9          2.7
   New England                                 98          3.5          0.0
Allowance for losses                          (11)        (0.4)         0.0
                                        ------------------------
Total                                      $2,799        100.0%         0.4%
                                        ========================

Property type:
   Office                                  $1,171         41.9%         0.3%
   Retail                                     836         29.9          1.3
   Industrial                                 334         11.8          0.0
   Apartments                                 268          9.6          0.0
   Hotel/motel                                103          3.7          0.0
   Other                                       98          3.5          0.0
Allowance for losses                          (11)        (0.4)         0.0
                                        ------------------------
Total                                      $2,799        100.0%         0.4%
                                        ========================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

4. Deferred Policy Acquisitions Costs and Cost of Insurance Purchased

The following reflects deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period:

                                                           2003         2002
                                                        -----------------------
                                                             (In Thousands)

Balance at January 1                                    $2,777,562   $2,752,571
   Capitalization                                          578,665      460,253
   Accretion of interest/amortization                     (326,641)    (196,028)
   Effect of unrealized losses (gains) on securities      (108,572)    (280,942)
   Effect of realized losses (gains) on securities          (9,247)      41,708
                                                        ----------   ----------
Balance at December 31                                  $2,911,767   $2,777,562
                                                        ==========   ==========

The Company adjusts DAC amortization ("a DAC unlocking") when estimates of current or future gross profits to be realized are revised. In 2002, DAC amortization was reduced by $46.5 million to reflect a change in the amortization period and reduced by $56 million due to improved persistency offset by a $56 million increase to reflect lower earnings for equity markets.

A roll-forward of cost of insurance purchased (CIP) for the years ended December 31, were as follows:

                                                               2003       2002
                                                            -------------------
                                                               (In Thousands)

Balance at January 1                                        $351,600   $312,609
   Deferral of renewal commissions                             5,274      6,391
   Accretion of interest/amortization                         15,612     (2,300)
   Effect of unrealized (gains) losses on securities         (33,966)    33,700
   Effect of realized (gains) losses on securities                --      1,200
                                                            -------------------
Balance at December 31                                      $338,520   $351,600
                                                            ===================

During 2003, the Company reduced their CIP amortization by $34 million primarily due to improved mortality. CIP amortization expected to be recorded in each of the next five years is $21.2 million, $20.4 million, $20.3 million, $20.4 million, and $19.1 million, respectively.

                     American General Life Insurance Company

5.Other Assets

Other assets consisted of the following:

                                                                 December 31
                                                               2003       2002
                                                             -------------------
                                                               (In Thousands)

Goodwill                                                     $ 38,973   $ 38,973
Computer software, net                                        121,866    106,715
Account receivable from brokers, net                           84,794    152,304
Prepaid expenses                                               36,869     34,794
Other                                                          32,183     96,227
                                                             -------------------
Total other assets                                           $314,685   $429,013
                                                             ===================

FAS 142 requires that the Company reclassify any separable intangible assets and, for intangible assets with definitive useful lives, to amortize their cost over their useful lives. Upon adoption of FAS 142 at January 1, 2002, the Company reclassified $8.7 million of separable intangible assets out of goodwill and has recorded amortization totaling $0.7 million during 2003 and 2002.

6. Restructuring Charges

In connection with the Parent's merger with AGC during 2001, the Company incurred $180.4 million in restructuring costs. Of the total restructuring charges, approximately $169.6 million has been paid as of December 31, 2003. The remaining balance is included in Other Liabilities.

                     American General Life Insurance Company

7. Federal Income Taxes

7.1 Tax Liabilities

Income tax liabilities were as follows:

                                                              December 31
                                                            2003        2002
                                                         ---------------------
                                                             (In Thousands)

Current tax liabilities (receivables)                    $  (19,844)  $(41,280)
Deferred tax liabilities (assets)                         1,124,026    856,381
                                                         ---------------------
   Income tax payable                                    $1,104,182   $815,101
                                                         =====================

The components of deferred tax liabilities and assets at December 31 were as follows:

                                                           2003         2002
                                                        -----------------------
                                                             (In Thousands)

Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                    $  997,483   $  854,728
   Basis differential of investments                        72,232      137,339
   Net unrealized gains on debt and equity
      securities available for sale                        597,954      399,873
   Capitalized EDP                                          30,702       33,735
   Prepaid expenses                                         12,679       11,788
   Other                                                    58,044       37,393
                                                        -----------------------
Total deferred tax liabilities                           1,769,094    1,474,856

Deferred tax assets applicable to:
   Policy reserves                                        (639,638)    (578,052)
   Other                                                    (5,430)     (40,423)
                                                        -----------------------
Total deferred tax assets                                 (645,068)    (618,475)
                                                        -----------------------
Net deferred tax liabilities                            $1,124,026   $  856,381
                                                        =======================

                     American General Life Insurance Company

7. Federal Income Taxes

7.1 Tax Liabilities (continued)

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2003, the Company had approximately $382 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $134 million.

7.2 Tax Expense

Components of income tax expense (benefit) for the years ended December 31 were as follows:

                                                             2003        2002
                                                           --------------------
                                                              (In Thousands)

Income tax at statutory percentage of GAAP
   pretax income                                           $450,865   $ 344,654
Non-conventional fuel source credits                        (93,655)   (101,917)
DRD                                                         (18,632)    (21,641)
State taxes                                                   9,114       7,659
Low income housing & other tax credits                       (6,718)     (6,607)
Other current taxes related to IRS settlements               (6,700)    (46,237)
Prior year corrections                                       (3,225)     (1,956)
NQO/ISO adjustments                                          (2,215)     (3,872)
Other                                                        (2,279)      2,336
                                                           --------------------
Income tax expense                                         $326,555   $ 172,419
                                                           ====================

                     American General Life Insurance Company

8. Transactions With Affiliates

Notes receivable from affiliates were as follows:

                                            December 31, 2003        December 31, 2002
                                         -----------------------------------------------
                                         Par Value   Book Value   Par Value   Book Value
                                         -----------------------------------------------
                                                         (In Thousands)

American General Corporation,
   9 3/8%, due 2008                       $  4,725    $  3,795     $  4,725    $  3,677
American General Corporation,
   Promissory notes, 5 1/2% due 2004         2,446       2,446           --          --
AGC Life, Promissory notes, 6 3/4%
   due 2005                                116,000     116,000      116,000     116,000
American General Corporation,
   Promissory notes, 1.939% due 2006       415,000     415,000      374,000     374,000
                                         -----------------------------------------------
Total notes receivable from affiliates     538,171     537,241      494,725     493,677
                                         ===============================================

Various AIG companies provide services to the Company, principally mortgage servicing and investment management services, provided by American International Group Global Investment Corporation ("AIGGIC") on a fee basis. The Company paid approximately $54.4 million and $52.9 million for such services in 2003 and 2002, respectively. Accounts payable for such services at December 31, 2003 and 2002 were not material. The Company rents facilities and provides services on an allocated cost basis to various AIG companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, AGLC. AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries.

The Company received approximately $311.4 million and $261.3 million for such services and rent in 2003 and 2002, respectively. Accounts receivable for rent and services at December 31, 2003 and 2002 were not material.

                     American General Life Insurance Company

On December 31, 2002, the Company sold certain partnership interests to an affiliate, Pine Street Holdings I LLC ("Pine Street Holdings"). Total proceeds received were $59.8 million, resulting in a realized gain of $5.4 million. The consideration received included $20.7 million of 1.38 percent secured term notes due December 31, 2012, and $14.1 million of preferred membership equity interests, issued by Pine Street Holdings.

9. Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. AIG's projected benefit obligations exceeded the plan assets at December 31, 2003 by $478 million.

AIG applies APB Opinion 25 "Accounting for Stock Issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of AIG. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG's common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG's common stock at a price equal to 85 percent of the fair market value on the date of grant of the purchase privilege. AIG has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with Statement of Financial Accounting Standards No. 123 "Accounting for Stock-Based Compensation" (FAS 123), was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. Disclosures required by FAS 123 are included in the Annual Report of AIG.

                     American General Life Insurance Company

10. Derivative Financial Instruments

10.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and at times, options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income in shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

10.2 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

                     American General Life Insurance Company

10.2 Interest Rate and Currency Swap Agreements

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in accumulated other comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

                     American General Life Insurance Company

10.2 Interest Rate and Currency Swap Agreements

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                                2003   2002
                                                                          ---------------------
                                                                          (Dollars in Millions)
Interest rate swap agreements to receive fixed rate:
      Notional amount                                                           $ 71   $145
      Fair value                                                                   6     15
Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
      Notional amount (in U.S. dollars)                                           97     97
      Fair Value                                                                 (16)    12
Currency swap agreements (receive U.S. dollars/pay Australian dollars):
      Notional amount (in U.S. dollars)                                           23     23
      Fair value                                                                  (4)     3
Currency swap agreements (receive U.S. dollars/pay Japanese Yen):
      Notional amount (in U.S. dollars)                                           12     12
      Fair value                                                                  (1)    --
Currency swap agreements (receive U.S. dollars/pay LIBOR and
   Euro-based floating rate):
      Notional amount (in U.S. dollars)                                           21     --
      Fair value                                                                  (5)    --

10.3 Swaptions

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

                     American General Life Insurance Company

10.3 Swaptions (continued)

During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain annuity contracts, which limit the Company's ability to reduce interest crediting rates. Call swaptions, which allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Conversely, during prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Premiums paid to purchase swaptions and subsequent changes in fair value are included in other long-term investments. The Company's swaptions do not qualify for hedge accounting due to the inability to establish hedge effectiveness. The change in the fair value of the swaptions is recognized in net realized investment losses. Gains or losses from swaptions are recognized at the time of expiration or when the option to enter into a swap is exercised. Swaptions that were outstanding at December 31, 2002 expired in 2003. The Company's swaptions were not material to the Company's consolidated results of operations or financial condition in 2003 or 2002.

Swaptions at December 31 were as follows:

                                                               2003    2002
                                                          ---------------------
                                                          (Dollars in Millions)

Put swaptions:
   Notional amount                                              --    $3,360
   Fair value                                                   --        --

                     American General Life Insurance Company

10.4 Credit and Market Risk

Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

11. Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information. FASB 107 excludes certain financial instruments, including those related to investment contracts.

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                     American General Life Insurance Company

                                                  2003                 2002
                                           ---------------------------------------
                                             Fair    Carrying     Fair    Carrying
                                            Value     Amount     Value     Amount
                                           ---------------------------------------
                                                        (In Millions)
Assets
Fixed maturity and equity securities       $45,517    $45,517   $41,164    $41,164
Mortgage loans on real estate                3,246      2,954     3,203      2,799
Policy loans                                 1,749      1,706     1,794      1,700
Short-term investments                         112        112       316        316
Derivative assets                               10         10        31         31
Other long-term investments                  1,896      1,896       761        761
Separate account seed money                     92         92        74         74
Investment in ultimate Parent Company           54         54        47         47
Notes receivable from affiliates               537        537       494        494
Securities lending collateral                4,451      4,451     3,216      3,216
Assets held in separate accounts            22,931     22,931    17,318     17,318

Liabilities
Investment contracts                        29,176     31,760    28,562     30,235
Dividend accumulations                         901        901       892        892
Derivative liabilities                          27         27        --         --
Securities lending payable                   4,451      4,451     3,216      3,216
Liabilities related to separate accounts    22,931     22,931    17,318     17,318

The following methods and assumptions were used to estimate the fair value of financial instruments:

     Fixed Maturity and Equity Securities

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

     Mortgage Loans on Real Estate

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

                     American General Life Insurance Company

     Policy Loans

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

     Investment in ultimate Parent Company

     The fair value of the investment in the ultimate Parent Company is based on quoted market prices of AIG common stock.

     Assets and Liabilities Related to Separate Accounts

     The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds held in separate accounts.

     Derivative Financial Instruments

     Fair values for derivative assets and liabilities were based upon quoted market prices.

     Investment Contracts

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

     Notes Receivable from Affiliates

     The fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

                     American General Life Insurance Company

     Other Long-Term Investments

     Fair value of other long term investments is based upon the fair value of the net assets of these investments as determined by the general partners.

     Separate Account Seed Money

     Fair value is considered to be the market value of the underlying securities.

12. Commitments and Contingencies

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation, former parent of the company, acquired by AIG on August 29, 2001, announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $218.1 million ($141.8 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1999, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, 100 percent of the liabilities of the Company related to the proposed resolution. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation.

                     American General Life Insurance Company

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had $106.5 million of unfunded commitments for its investments in limited partnerships at December 31, 2003.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2003 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The liability is not material to the Company's consolidated statement of position. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

                     American General Life Insurance Company

On November 1, 2002, the Company and various affiliates entered into a one-year inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $90.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5 percent or the prime rate, or fixed rate loans that pay LIBOR plus a specific margin. AIG has the option, at the commitment termination date to convert any outstanding loan balances to one-year term loans. Effective October 31, 2003, the original commitment was amended to extend the commitment termination date to October 31, 2004. The Company received annual facility fees of 0.045 percent on its commitment. There were no borrowings outstanding under the facility as of December 31, 2003.

On June 23, 2003, VALIC, a subsidiary of the Company, extended credit in the amount of $52.5 million (the "Credit Extension") to Highstar Renewable Fuels, LLC ("Highstar"), an indirect wholly owned subsidiary of AIG. The Credit Extension is evidenced by a note dated June 23, 2003 (the "Note"). The Credit Extension is comprised of the following: (i) a loan in the amount of $37.5 million to Highstar (the "Loan"), (ii) a commitment to make an additional loan to Highstar in an aggregate amount not to exceed $2.5 million (the "Commitment") and (iii) a guaranty (the "Guaranty") to a bank that is not affiliated with the Company (the "Bank"). The Loan matures and the Commitment expires on June 30, 2004 (the "Maturity Date"). Interest on the Note, which accrues on the outstanding principal amount of the Note at a rate of 12 percent per annum, is due on the Maturity Date. A commitment fee of $0.5 million is also due on the Maturity Date. The Company recognized interest income on the Note of $2.4 million for the year ended December 31, 2003.

Pursuant to the terms of the Guaranty, VALIC has a maximum liability of $12.5 million plus cost of enforcement and collection, if any (the "Guaranteed Amount"). VALIC guarantees the obligations of another company (the "LOC Applicant") to the Bank, which obligations are set forth in a reimbursement agreement related to a standby letter of credit (the "Letter of Credit") issued by the Bank. Highstar has a non-controlling partial ownership interest in the LOC Applicant. The beneficiary of the Letter of Credit is partially owned by the LOC Applicant. If the beneficiary of the Letter of Credit draws against the Letter of Credit, VALIC may be required to pay the Bank an amount equal to the amount of the draws against the Letter of Credit, but not more than the Guaranteed Amount. Pursuant to the terms of the Note, Highstar must reimburse VALIC for all amounts paid by VALIC under the Guaranty. The carrying amount of the VALIC's obligations under the Guaranty is less than $1.0 million as of December 31, 2003.

                     American General Life Insurance Company

13. Reinsurance

Reinsurance transactions for the years ended December 31, 2003 and 2002 were as follows:

                                                                                             Percentage
                                                    Ceded to       Assumed                    of Amount
                                                      Other      From Other                    Assumed
                                   Gross Amount     Companies     Companies    Net Amount      to Net
                                   --------------------------------------------------------------------
                                                              (In Thousands)

December 31, 2003
Life insurance in force            $314,862,729   $211,992,953   $2,628,269   $105,498,045       2.49%
                                   =======================================================
Premiums:
   Life insurance and annuities       1,758,005        305,828        6,641      1,458,818       0.46%
   Accident and health insurance         24,827         (6,252)      (7,296)        23,783     -30.68%
                                   -------------------------------------------------------
Total premiums                     $  1,782,832   $    299,576   $     (655)  $  1,482,601      -0.04%
                                   =======================================================
December 31, 2002
Life insurance in force            $278,188,433   $170,693,613   $2,407,609   $109,902,429       2.19%
                                   =======================================================
Premiums:
   Life insurance and annuities       1,760,974        397,686       21,125      1,384,413       1.53%
   Accident and health insurance         25,713            983         (583)        24,147      -2.41%
                                   -------------------------------------------------------
Total premiums                     $  1,786,687   $    398,669   $   20,542   $  1,408,560       1.46%
                                   =======================================================

Reinsurance recoverable on paid losses was approximately $47.5 million, and $24.1 million, at December 31, 2003 and 2002, respectively. Reinsurance recoverable on unpaid losses was approximately $150.2 million, and $48.5 million at December 31, 2003 and 2002, respectively.

14. Shareholders' Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The Company's stock is held by it's immediate parent, AGC Life.

The Company paid $0 and $445 million in dividends on common stock to the Parent Company in 2003 and 2002, respectively. The Company also paid $680 thousand in dividends on preferred stock to the Parent Company in 2003 and 2002.

                     American General Life Insurance Company

On December 31, 2002, the Parent contributed to the Company a 100 percent interest in SunAmerica Hedge Fund Holdings LLC ("SAHFH"). SAHFH was formed on December 13, 2002. SAHFH's assets consist solely of investments in partnerships, which are included in other long term investments in the consolidated balance sheets. The capital contribution was recorded in the amount of $443.8 million, representing the equity of SAHFH.

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2003, approximately $8.5 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $3.9 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10 percent of policyholders' surplus or the previous year's statutory net gain from operations.

15. Division Operations

15.1 Nature of Operations

The Company manages its business operation through two divisions, which are based on products and services offered.

Retirement Savings

The Retirement Savings Division, which primarily relates to the operation of VALIC, a wholly owned subsidiary of the Company, provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

                     American General Life Insurance Company

15.1 Nature of Operations (continued)

Life Insurance

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

15.2 Division Results

Results of each division exclude net realized investment gains.

Division earnings information was as follows:

                                Revenues      Income Before Taxes      Earnings
                            -----------------------------------------------------
                             2003     2002       2003     2002      2003    2002
                            -----------------------------------------------------
                                                         (In Millions)

Retirement Services         $2,301   $2,133     $  878   $  772     $593   $  552
Life Insurance               3,568    3,235        467      508      406      452
                            -----------------------------------------------------
Total divisions              5,869    5,368      1,345    1,280      999    1,004
Realized investment gains
   (losses)                    (57)    (295)       (57)    (295)     (37)    (192)
                            -----------------------------------------------------
Total consolidated          $5,812   $5,073     $1,288   $  985     $962   $  812
                            =====================================================

Division balance sheet information was as follows:

                                               Assets            Liabilities
                                          -------------------------------------
                                                       December 31
                                          -------------------------------------
                                            2003      2002      2003      2002
                                          -------------------------------------
                                                      (In Millions)

Retirement Services                       $58,738   $49,274   $54,213   $45,771
Life Insurance                             27,273    23,955    22,839    20,258
                                          -------------------------------------
Total consolidated                        $86,011   $73,229   $77,052   $66,029
                                          =====================================

[LOGO OF PRICEWATERHOUSECOOPERS]

                                                     PRICEWATERHOUSECOOPERS LLP
                                                     Suite 2900
                                                     1201 Louisiana
                                                     Houston, TX 77002-5678
                                                     Telephone (713) 356-4000

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder
American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets as of December 31, 2003 and 2002 and the related consolidated statements of income, shareholder's equity, comprehensive income, and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and subsidiaries (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2003 and 2002, and the results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets as of January 1, 2002.

PRICEWATERHOUSECOOPERS LLP

April 14, 2004

                            PART C: OTHER INFORMATION

Item 26. Exhibits

(a)  Board of Directors Resolution.

     (1) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

(b)  Custodian Agreements. Inapplicable.

(c)  Underwriting Contracts.

     (1) Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation, effective October 1, 2002. (24)

     (2)  Form of Selling Group Agreement. (25)

     (3) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Policies" in the Statement of Additional Information that is filed as part of this amended Registration Statement).

(d)  Contracts.

     (1) Specimen form of the "Platinum Investor(R) III" Flexible Premium Variable Life Insurance Policy (Policy Form No. 00600). (26)

(e)  Applications.

     (1) Specimen form of Life Insurance Application - Part A, Form No. AGLC 100565- 2003. (22)

     (2) Specimen form of Life Insurance Application - Part B, Form No. AGLC 100566- 2003. (22)

     (3) Specimen form of Variable Universal Life Insurance Supplemental Application, Form No. AGLC 0198-00 Rev0504. (Filed herewith)

     (4) Form of Service Request Form, Form No. AGLC0223 Rev1204. (Filed herewith)

     (5)  Form of Cash Disbursement Request Form, Form No. AGLC 0109 Rev0103.
          (25)

     (6)  Form of Assignment Form, Form No. AGLC 0205 Rev0103. (25)

     (7) Form of Electronic Funds Authorization Form, Form No. AGLC 0220 Rev0103. (25)

     (8)  Form of Name and Address Change Form, Form No. AGLC 0222 Rev0103. (25)

     (9) Form of Request for Change of Ownership on a Life Insurance Policy Form, Form No. VUL 0013 Rev1202. (25)

     (10) Form of Request for Full Cash Surrender Value Form, Form No. VUL 0015 Rev1202. (25)

     (11) Form of Change of Beneficiary Form, Form No. VUL 0016 Rev1202. (25)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

     (2) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

     (3) By-laws of American General Life Insurance Company, adopted January 22, 1992. (3)

(g)  Reinsurance Contracts. Inapplicable.

(h)  Participation Agreements.

     (1)(a) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated.
               (6)

     (1)(b) Form of Amendment Four to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (17)

     (1)(c) Form of Amendment Six to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (27)

     (2)(a) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (10)

     (2)(b) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

     (2)(c) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (18)

     (2)(d) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (17)

     (3)(a) Form of Participation Agreement Between American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (6)

     (3)(b) Amendment One to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (8)

     (4)(a) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

     (4)(b) Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (18)

     (5)(a) Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP., Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (9)

     (5)(b) Amendment Number 1 to Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc.,

               Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (11)

     (5)(c) Form of Amendment Seven to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Securities Incorporated. (17)

     (5)(d) Form of Amendment Ten to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Distributors, Inc. (28)

     (6)(a) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

     (7)(a) Form of Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resources Series Trust, and SAFECO Securities, Inc. (6)

     (7)(b) Form of Amendment Four to Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resources Series Trust, and SAFECO Securities, Inc. (17)

     (7)(c) Form of Amendment Seven to Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resources Series Trust, and SAFECO Securities, Inc. (28)

     (8)(a) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (9)

     (8)(b) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (8)

     (8)(c) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van

               Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (17)

     (8)(d) Form of Amendment Nine to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Distributors, Inc.
               (28)

     (9)(a) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (15)

     (10)(a) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (15)

     (11)(a) Form of Assignment and Modification Agreement by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (15)

     (12)(a) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and American General Life Insurance Company. (31)

     (13)(a) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (18)

     (14)(a) Form of Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (18)

     (14)(b) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (30)

     (15)(a) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (18)

     (16)(a) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (18)

     (17)(a) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (18)

     (18)(a) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (18)

     (18)(b) Form of Amendment No. 3 to the Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (30)

     (19)(a) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (18)

     (19)(b) Form of Amendment No. 3 to the Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (30)

     (20)(a) Form of Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of October 1, 2002. (13)

     (21)(a) Form of Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company. (19)

     (22)(a) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

     (23)(a) Form of Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (14)

     (24)(a) Form of Administrative Services Agreement between American General Life Insurance Company and SAFECO Asset Management Company, effective May 14, 2002. (23)

     (25)(a) Form of Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000 (20)

     (25)(b) Form of Amendment No. 1 to Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company, dated November 1, 2001. (29)

     (26)(a) Administrative Services Agreement dated as of June 1, 1998, between American General Life Insurance Company and AIM Advisors, Inc. (4)

     (27)(a) Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (4)

     (27)(b) Amendment to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation effective as of December 1, 1998. (4)

     (28)(a) Form of Administrative Services Agreement by and between Goldman, Sachs & Co. and American General Life Insurance Company. (31)

     (29)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and JPMorgan Chase Bank, effective May 1, 2003. (30)

     (30)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (15)

     (31)(a) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management, LLC. (18)

     (32)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (18)

     (33)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (12)

     (33)(b) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (21)

     (33)(c) Form of Amendment No. 3 to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, dated as of July 30, 2004. (13)

     (34)(a) Form of Service Contract by and between Fidelity Distributors Corporation and American General Equity Services Corporation, effective October 1, 2002. (30)

     (35)(a) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (18)

     (36)(a) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (18)

     (37)(a) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (18)

     (38)(a) Form of Administrative Services Agreement by and between SunAmerica Asset Management Corp. and American General Life Insurance Company. (19)

     (39)(a) Form of Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (30)

     (40)(a) Form of Service Agreement Class O between Fred Alger Management, Inc. and American General Life Insurance Company. (30)

     (41)(a) Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (20)

     (41)(b) Form of Amendment No. 1 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (30)

     (42)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (20)

     (42)(b) Form of Amendment No. 1 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (30)

     (43)(a) Form of Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and American General Life Insurance Company. (30)

     (44)(a) Form of Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (13)

(i)  Administrative Contracts.

     (1) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (7)

     (2)(a) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company.
               (16)

     (2)(b) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated May 21, 1975. (16)

     (2)(c) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated September 23, 1975. (16)

     (2)(d) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated December 30, 1998. (16)

     (2)(e) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, effective January 1, 2002. (16)

     (2)(f) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (16)

(j)  Other Material Contracts. None

(k)  Legal Opinion.

     (1) Opinion and Consent of Pauletta P. Cohn, General Counsel, Life Insurance Operations of American General Life Companies. (26)

(l)  Actuarial Opinion.

     (1) Opinion and Consent of American General Life Insurance Company's actuary. (26)

(m)  Calculation. None

(n)  Other Opinions.

     (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

(o)  Omitted Financial Statements. None

(p)  Initial Capital Agreements. None

(q)  Redeemability Exemption.

     (1) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (23)

----------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(7) Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 033-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

(12) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(13) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on December 2, 2004.

(14) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

(15) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(17) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(18) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(19) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.

(20) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

(21) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(22) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333- 109613) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2003.

(23) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-82982) of American General Life Insurance Company Separate Account VL-R filed on May 13, 2002.

(24) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.

(25) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333- 102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.

(26) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on October 26, 2000.

(27) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333- 103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.

(28) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on January 23, 2003.

(29) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on February 10, 2003.

(30) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(31) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on December 19, 2003.

Item 27. Directors and Officers of the Depositor

   Name and Principal      Positions and Offices with Depositor
    Business Address       American General Life Insurance Company
------------------------   -----------------------------------------------------
Rodney O. Martin, Jr.      Director, Chairman of the Board of Directors,
2929 Allen Parkway         President and Chief Executive Officer
Houston, TX 77019

M. Bernard Aidinoff        Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz             Director and Chairman-Affluent & Corporate Markets
830 Third Avenue           Profit Center
New York, NY 10022

David L. Herzog            Director
2929 Allen Parkway
Houston, TX 77019

Richard A. Hollar          Director, President-AIG Life Brokerage Profit Center
750 West Virginia Street   and Chief Executive Officer-AIG Life Brokerage Profit
Milwaukee, WI 53204        Center

Royce G. Imhoff, II        Director, President-Affluent & Corporate Markets
2929 Allen Parkway         Profit Center and Chief Executive Officer-Affluent &
Houston, TX 77019          Corporate Markets Profit Center

   Name and Principal      Positions and Offices with Depositor
    Business Address       American General Life Insurance Company
------------------------   -----------------------------------------------------
Donald P. Kanak, Jr.       Director
70 Pine Street
New York, NY 10270

Richard J. Miller          Director, President-Independent Advisory Network
2929 Allen Parkway         Profit Center and Chief Executive Officer-Independent
Houston, TX 77019          Advisory Group

Ernest T. Patrikis         Director
70 Pine Street
New York, NY 10270

Gary D. Reddick            Director, Executive Vice President and Chief
2929 Allen Parkway         Administrative Officer
Houston, TX 77019

Martin J. Sullivan         Director
70 Pine Street
New York, NY 10270

Christopher J. Swift       Director, Chief Financial Officer and Executive Vice
2929 Allen Parkway         President
Houston, TX 77019

James W. Weakley           Director, President-Worksite Solutions Profit Center
2929 Allen Parkway         and Chief Executive Officer-Worksite Solutions Profit
Houston, TX 77019          Center

Thomas L. Booker           President-Structured Settlements/SPIA Profit Center
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien        President-Agency Building Profit Center
2727 Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson         Chief Information Officer and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

   Name and Principal      Positions and Offices with Depositor
    Business Address       American General Life Insurance Company
------------------------   -----------------------------------------------------
Paul L. Mistretta          Executive Vice President
2727-A Allen Parkway
Houston, TX 77019

Steven D. Anderson         Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Stephen A. Appleyard       Senior Vice President
2727 Allen Parkway
Houston, TX 77019

David R. Armstrong         Senior Vice President
3600 Route 66
Neptune, NJ 07754

Erik A. Baden              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Rebecca G. Campbell        Senior Vice President
2929 Allen Parkway
Houston, TX 77019

James A. Galli             Senior Vice President
830 Third Avenue
New York, NY 10022

William F. Guterding       Senior Vice President
830 Third Avenue
New York, NY 10022

   Name and Principal      Positions and Offices with Depositor
    Business Address       American General Life Insurance Company
------------------------   -----------------------------------------------------

Robert F. Herbert, Jr.     Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel          Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson          Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech             Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire            Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo           Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi           Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

   Name and Principal      Positions and Offices with Depositor
    Business Address       American General Life Insurance Company
------------------------   -----------------------------------------------------

Dennis H. Roberts          Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner      Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

James P. Sennett           Senior Vice President
2727 Allen Parkway
Houston, TX 77019

James P. Steele            Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Robert E. Steele           Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Dan E. Trudan              Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Frederic R. Yopps          Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Steven E. Zimmerman        Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon            Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel             Vice President
2727 Allen Parkway
Houston, TX 77019

   Name and Principal      Positions and Offices with Depositor
    Business Address       American General Life Insurance Company
------------------------   -----------------------------------------------------

Michael B. Boesen          Vice President
2727-A Allen Parkway
Houston, TX 77019

James B. Brown             Vice President
2727 Allen Parkway
Houston, TX 77019

Robert W. Chesner          Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey        Vice President
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs             Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi           Vice President
2727 Allen Parkway
Houston, TX 77019

Donald L. Davis            Vice President
205 E. 10th Street
Amarillo, TX 79101

Steven A. Dmytrack         Vice President
2929 Allen Parkway
Houston, TX 77019

Timothy M. Donovan         Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi        Vice President
2727-A Allen Parkway
Houston, TX 77019

   Name and Principal      Positions and Offices with Depositor
    Business Address       American General Life Insurance Company
------------------------   -----------------------------------------------------

Patrick Froze              Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.  Vice President
2727 Allen Parkway
Houston, TX 77019

Lisa Gerhart               Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette        Vice President
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer       Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger      Vice President
70 Pine Street
New York, NY 10270

Joel H. Hammer             Vice President
1 Chase Manhattan Place
New York, NY 10005

John Harmeling             Vice President
2929 Allen Parkway
Houston, Texas 77019

Craig H. Harrel            Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington        Vice President
2727 Allen Parkway
Houston, TX 77019

   Name and Principal      Positions and Offices with Depositor
    Business Address       American General Life Insurance Company
------------------------   -----------------------------------------------------
Bradley Harris             Vice President
2727 Allen Parkway
Houston, TX 77019

Michael Harrison           Vice President
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty              Vice President
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig             Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Walter P. Irby             Vice President
2727 Allen Parkway
Houston, TX 77019

Sharla A. Jackson          Vice President
205 E. 10th Street
Amarillo, TX 79101

David S. Jorgensen         Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen C. Kennedy         Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman           Vice President
1 Chase Manhattan Place
New York, NY 10005

Charles L. Levy            Vice President
2727 Allen Parkway
Houston, TX 77019

   Name and Principal      Positions and Offices with Depositor
    Business Address       American General Life Insurance Company
------------------------   -----------------------------------------------------
Linda Lewis                Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley              Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers            Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett       Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask              Vice President
2727 Allen Parkway
Houston, TX 77019

Gordon S. Massie           Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall           Vice President
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland       Vice President
2727 Allen Parkway
Houston, TX 77019

Candace A. Michael         Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio              Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller           Vice President
#1 Franklin Square
Springfield, IL 62713

   Name and Principal      Positions and Offices with Depositor
    Business Address       American General Life Insurance Company
------------------------   -----------------------------------------------------
Alex N. Moral              Vice President
2727 Allen Parkway
Houston, TX 77019

Michael R. Murphy          Vice President
750 West Virginia Street
Milwaukee, WI 53204

Carl T. Nichols            Vice President
205 E. 10th Street
Amarillo, TX 79101

Deanna D. Osmonson         Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.       Vice President
2929 Allen Parkway
Houston, TX 77019

Lori J. Payne              Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen        Vice President
2929 Allen Parkway
Houston, TX 77019

John W. Penko              Vice President
2727 Allen Parkway
Houston, TX 77019

Cathy A. Percival          Vice President
2727 Allen Parkway
Houston, TX 77019

Terri Robbins              Vice President
175 Water Street
New York, NY 10038

   Name and Principal      Positions and Offices with Depositor
    Business Address       American General Life Insurance Company
------------------------   -----------------------------------------------------
Dale W. Sachtleben         Vice President
#1 Franklin Square
Springfield, IL 62713

Robert C. Sage             Vice President
2727 Allen Parkway
Houston, TX 77019

Kristin Sather             Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott           Vice President
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott               Vice President
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires             Vice President
2929 Allen Parkway
Houston, TX 77019

Gregory R. Thornton        Vice President
#1 Franklin Square
Springfield, IL 62713

Alan Vale                  Vice President
2929 Allen Parkway
Houston, TX 77019

Christian D. Weiss         Vice President
#1 Franklin Square
Springfield, IL 62713

Bridgette Wilson           Vice President
#1 Franklin Square
Springfield, IL 62713

Elizabeth M. Tuck          Secretary
70 Pine Street
New York, NY 10270

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28.

                               SUBSIDIARIES OF AIG

                                                                                               % of Voting
                                                                                                Securities
                                                                                                  Owned by
                                                                             Jurisdiction of           its
                                                                               Incorporation     Immediate
                                                                             or Organization     Parent(2)
                                                                             ---------------   -----------
American International Group, Inc. (1) ...................................          Delaware           (3)
   AIG Aviation, Inc. ....................................................           Georgia          100%
   AIG Bulgaria Insurance and Reinsurance Company EAD ....................          Bulgaria          100%
   AIG Capital Corporation ...............................................          Delaware          100%
      AIG Consumer Finance Group, Inc. ...................................          Delaware          100%
         AIG Bank Polska S.A .............................................            Poland        97.23%
         AIG Credit S.A ..................................................            Poland           80%
         Compania Financiera Argentina S.A ...............................         Argentina         92.7%
      AIG Global Asset Management Holdings Corp. .........................          Delaware          100%
         AIG Capital Partners, Inc. ......................................          Delaware          100%
         AIG Global Investment Corp. .....................................        New Jersey          100%
         John McStay Investment Counsel, L.P. ............................             Texas        82.84%
      International Lease Finance Corporation ............................        California        64.85% (4)
   AIG Claim Services, Inc. ..............................................          Delaware          100%
   AIG Credit Corp. ......................................................          Delaware          100%
      A.I. Credit Corp. ..................................................     New Hampshire          100%
      Imperial Premium Finance, Inc. .....................................        California          100%
      Imperial Premium Finance, Inc. .....................................          Delaware          100%
   AIG Equity Sales Corp. ................................................          New York          100%
   AIG Federal Savings Bank ..............................................          Delaware          100%
   AIG Finance Holdings, Inc. ............................................          New York          100%
      AIG Finance (Hong Kong) Limited ....................................         Hong Kong          100%
   AIG Financial Advisor Services, Inc. ..................................          Delaware          100%
      AIG Financial Advisor Services (Europe), S.A. ......................        Luxembourg          100%
   AIG Financial Products Corp. ..........................................          Delaware          100%
      AIG Matched Funding Corp. ..........................................          Delaware          100%
      Banque AIG .........................................................            France           90% (5)
   AIG Funding, Inc. .....................................................          Delaware          100%
   AIG Global Real Estate Investment Corp. ...............................          Delaware          100%
   AIG Global Trade & Political Risk Insurance Company ...................        New Jersey          100%
   A.I.G. Golden Insurance Ltd. ..........................................            Israel        50.01%
   AIG Life Insurance Company ............................................          Delaware           79% (6)
   AIG Life Insurance Company of Canada ..................................            Canada          100%
   AIG Life Insurance Company of Puerto Rico .............................       Puerto Rico          100%
   AIG Marketing, Inc. ...................................................          Delaware          100%
   AIG Memsa, Inc. .......................................................          Delaware          100%
      Tata AIG General Insurance Company Limited .........................             India           26%
   AIG Private Bank Ltd. .................................................       Switzerland          100%
   AIG Retirement Services, Inc. .........................................          Delaware          100% (7)
      SunAmerica Life Insurance Company ..................................           Arizona          100%
         SunAmerica Investments, Inc. ....................................           Georgia           70% (8)

                               SUBSIDIARIES OF AIG

                                                                                               % of Voting
                                                                                                Securities
                                                                                                  Owned by
                                                                             Jurisdiction of           its
                                                                               Incorporation     Immediate
                                                                             or Organization     Parent(2)
                                                                             ---------------   -----------
            AIG Advisor Group, Inc. ......................................          Maryland          100%
               Advantage Capital Corporation .............................          New York          100%
               FSC Securities Corporation ................................          Delaware          100%
               Sentra Securities Corporation .............................        California          100%
               Spelman & Co., Inc. .......................................        California          100%
               SunAmerica Securities, Inc. ...............................          Delaware          100%
            AIG SunAmerica Life Assurance Company ........................           Arizona          100% (9)
            Saamsun Holdings Corp. .......................................          Delaware          100%
               SAM Holdings Corporation ..................................        California          100%
                  AIG SunAmerica Asset Management Corp. ..................          Delaware          100%
                  AIG SunAmerica Capital Services, Inc. ..................          Delaware          100%
               Sun Royal Holdings Corporation ............................        California          100%
      Royal Alliance Associates, Inc. ....................................          Delaware          100%
   First SunAmerica Life Insurance Company ...............................          New York          100%
AIG Risk Management, Inc. ................................................          New York          100%
AIG Technologies, Inc. ...................................................     New Hampshire          100%
AIGTI, Inc. ..............................................................          Delaware          100%
AIG Trading Group Inc. ...................................................          Delaware          100%
   AIG International, Inc. ...............................................          Delaware          100%
AIU Insurance Company ....................................................          New York           52% (10)
AIU North America, Inc. ..................................................          New York          100%
American General Corporation .............................................             Texas          100%
   American General Bancassurance Services, Inc. .........................          Illinois          100%
   AGC Life Insurance Company ............................................          Missouri          100%
      AIG Assurance Canada ...............................................            Canada          100% (11)
      AIG Life of Bermuda, Ltd. ..........................................           Bermuda          100%
      American General Life and Accident Insurance Company ...............         Tennessee          100%
      American General Life Insurance Company ............................             Texas          100%
         American General Annuity Service Corporation ....................             Texas          100%
         AIG Enterprise Services, LLC ....................................          Delaware          100%
         American General Equity Services Corporation ....................          Delaware          100%
         American General Life Companies, LLC ............................          Delaware          100%
         The Variable Annuity Life Insurance Company .....................             Texas          100%
            VALIC Retirement Services Company ............................             Texas          100%
            VALIC Trust Company ..........................................             Texas          100%
      American General Property Insurance Company ........................         Tennessee        51.85% (12)
         American General Property Insurance Company of Florida ..........           Florida          100%
      AIG Annuity Insurance Company ......................................             Texas          100%
      The United States Life Insurance Company in the City of New York ...          New York          100%
   American General Finance, Inc. ........................................           Indiana          100%
      AGF Investment Corp. ...............................................           Indiana          100%
      American General Auto Finance, Inc. ................................          Delaware          100%
      American General Finance Corporation ...............................           Indiana          100%
         Crossroads Mortgage, Inc. .......................................         Tennessee          100%
         ENM, Inc. .......................................................         Tennessee          100%
         MorEquity, Inc. .................................................            Nevada          100%
            Wilmington Finance, Inc. .....................................          Delaware          100%
         Merit Life Insurance Co. ........................................           Indiana          100%

                               SUBSIDIARIES OF AIG

                                                                                               % of Voting
                                                                                                Securities
                                                                                                  Owned by
                                                                             Jurisdiction of           its
                                                                               Incorporation     Immediate
                                                                             or Organization     Parent(2)
                                                                             ---------------   -----------
         Yosemite Insurance Company ......................................           Indiana          100%
            CommoLoCo, Inc. ..............................................       Puerto Rico          100%
         American General Financial Services of Alabama, Inc. ............           Alabama          100%
         HSA Residential Mortgage Services of Texas, Inc. ................          Delaware          100%
      American General Investment Management Corporation .................          Delaware          100%
      American General Realty Investment Corporation .....................             Texas          100%
      American General Assurance Company .................................          Illinois          100%
            American General Indemnity Company ...........................          Illinois          100%
            USLIFE Credit Life Insurance Company of Arizona ..............           Arizona          100%
            Knickerbocker Corporation ....................................             Texas          100%
American Home Assurance Company ..........................................          New York          100%
   AIG Hawaii Insurance Company, Inc. ....................................            Hawaii          100%
      American Pacific Insurance Company, Inc. ...........................            Hawaii          100%
   American International Insurance Company ..............................          New York          100%
      American International Insurance Company of California, Inc. .......        California          100%
      American International Insurance Company of New Jersey .............        New Jersey          100%
      Minnesota Insurance Company ........................................         Minnesota          100%
      American International Realty Corp. ................................          Delaware         31.5% (13)
      Pine Street Real Estate Holdings Corp. .............................     New Hampshire        31.47% (13)
      Transatlantic Holdings, Inc. .......................................          Delaware        33.61% (14)
         Transatlantic Reinsurance Company ...............................          New York          100%
            Putnam Reinsurance Company ...................................          New York          100%
            Trans Re Zurich ..............................................       Switzerland          100%
American International Insurance Company of Delaware .....................          Delaware          100%
American International Life Assurance Company of New York ................          New York        77.52% (15)
American International Reinsurance Company, Ltd. .........................           Bermuda          100%
   AIG Edison Life Insurance Company .....................................             Japan           90% (16)
   American International Assurance Company, Limited .....................         Hong Kong          100%
      American International Assurance Company (Australia) Limited .......         Australia          100%
   American International Assurance Company (Bermuda) Limited ............           Bermuda          100%
      American International Assurance Co. (Vietnam) Limited .............           Vietnam          100%
      Tata AIG Life Insurance Company Limited ............................             India           26%
   Nan Shan Life Insurance Company, Ltd. .................................            Taiwan           95%
American International Underwriters Corporation ..........................          New York          100%
American International Underwriters Overseas, Ltd. .......................           Bermuda          100%
   AIG Europe (Ireland) Limited ..........................................           Ireland          100%
   AIG Europe (U.K.) Limited .............................................           England          100%
   AIG Brasil Companhia de Seguros .......................................            Brazil           50%
   Universal Insurance Co., Ltd. .........................................          Thailand          100%
   La Seguridad de Centroamerica, Compania de Seguros S.A. ...............         Guatemala          100%
   American International Insurance Company of Puerto Rico ...............       Puerto Rico          100%
   A.I.G. Colombia Seguros Generales S.A. ................................          Colombia          100%
   American International Underwriters GmBH ..............................           Germany          100%
   Underwriters Adjustment Company, Inc. .................................            Panama          100%
   American Life Insurance Company .......................................          Delaware          100%
      AIG Life (Bulgaria) Z.D. A.D .......................................          Bulgaria          100%
      ALICO, S.A .........................................................            France          100%
      American Life Insurance Company (Kenya) Limited ....................             Kenya        66.67%

                               SUBSIDIARIES OF AIG

                                                                                               % of Voting
                                                                                                Securities
                                                                                                  Owned by
                                                                             Jurisdiction of           its
                                                                               Incorporation     Immediate
                                                                             or Organization     Parent(2)
                                                                             ---------------   -----------
      Pharaonic American Life Insurance Company ..........................             Egypt        71.63%
   AIG Life Insurance Company (Switzerland) Ltd. .........................       Switzerland          100%
   American Security Life Insurance Company, Ltd. ........................      Lichtenstein          100%
   Birmingham Fire Insurance Company of Pennsylvania .....................      Pennsylvania          100%
   China America Insurance Company, Ltd. .................................          Delaware           50%
   Commerce and Industry Insurance Company ...............................          New York          100%
   Commerce and Industry Insurance Company of Canada .....................           Ontario          100%
   Delaware American Life Insurance Company ..............................          Delaware          100%
   Hawaii Insurance Consultants, Ltd. ....................................            Hawaii          100%
   HSB Group, Inc. .......................................................          Delaware          100%
      The Hartford Steam Boiler Inspection and Insurance Company .........       Connecticut          100%
         The Allen Insurance Company, Ltd. ...............................           Bermuda          100%
         The Hartford Steam Boiler Inspection and Insurance Company of
            Connecticut ..................................................       Connecticut          100%
         HSB Engineering Insurance Limited ...............................           England          100%
            The Boiler Inspection and Insurance Company of Canada ........            Canada          100%
   The Insurance Company of the State of Pennsylvania ....................      Pennsylvania          100%
   Landmark Insurance Company ............................................        California          100%
   Mt. Mansfield Company, Inc. ...........................................           Vermont          100%
National Union Fire Insurance Company of Pittsburgh, Pa ..................      Pennsylvania          100%
   American International Specialty Lines Insurance Company ..............            Alaska           70% (17)
   Lexington Insurance Company ...........................................          Delaware           70% (17)
      GE Property & Casualty Insurance Company ...........................      Pennsylvania          100%
         GE Casualty Insurance Company ...................................      Pennsylvania          100%
            GE Indemnity Insurance Company ...............................      Pennsylvania          100%
         GE Auto & Home Assurance Company ................................      Pennsylvania          100%
         Bayside Casualty Insurance Company ..............................        New Jersey          100%
      JI Accident & Fire Insurance Co. Ltd. ..............................             Japan           50%
   National Union Fire Insurance Company of Louisiana ....................         Louisiana          100%
   National Union Fire Insurance Company of Vermont ......................           Vermont          100%
   21st Century Insurance Group ..........................................        California        33.03% (18)
      21st Century Insurance Company .....................................        California          100%
      21st Century Casualty Company ......................................        California          100%
      21st Century Insurance Company of Arizona ..........................           Arizona          100%
   Starr Excess Liability Insurance Company, Ltd. ........................          Delaware          100%
      Starr Excess Liability Insurance International Ltd. ................           Ireland          100%
NHIG Holding Corp. .......................................................          Delaware          100%
   Audubon Insurance Company .............................................         Louisiana          100%
      Audubon Indemnity Company ..........................................       Mississippi          100%
      Agency Management Corporation ......................................         Louisiana          100%
         The Gulf Agency, Inc. ...........................................           Alabama          100%
   New Hampshire Insurance Company .......................................      Pennsylvania          100%
      AIG Europe, S.A ....................................................            France          (19)
      AI Network Corporation .............................................          Delaware          100%
      American International Pacific Insurance Company ...................          Colorado          100%
      American International South Insurance Company .....................      Pennsylvania          100%
      Granite State Insurance Company ....................................      Pennsylvania          100%
      New Hampshire Indemnity Company, Inc. ..............................      Pennsylvania          100%
      AIG National Insurance Company, Inc. ...............................          New York          100%

                               SUBSIDIARIES OF AIG

                                                                                               % of Voting
                                                                                                Securities
                                                                                                  Owned by
                                                                             Jurisdiction of           its
                                                                               Incorporation     Immediate
                                                                             or Organization     Parent(2)
                                                                             ---------------   -----------
      Illinois National Insurance Co. ....................................          Illinois          100%
      New Hampshire Insurance Services, Inc. .............................     New Hampshire          100%
   AIG Star Life Insurance Co., Ltd. .....................................             Japan          100%
Pharaonic Insurance Company, S.A.E .......................................             Egypt        89.98%
The Philippine American Life and General Insurance Company ...............       Philippines        99.78%
   Pacific Union Assurance Company .......................................        California          100%
   Philam Equitable Life Assurance Company, Inc. .........................       Philippines        95.31%
   The Philippine American General Insurance Company, Inc. ...............       Philippines          100%
      Philam Insurance Company, Inc. .....................................       Philippines          100%
Risk Specialist Companies, Inc. ..........................................          Delaware          100%
United Guaranty Corporation ..............................................    North Carolina        36.3l% (20)
   United Guaranty Insurance Company .....................................    North Carolina          100%
   United Guaranty Mortgage Insurance Company ............................    North Carolina          100%
   United Guaranty Mortgage Insurance Company of North Carolina ..........    North Carolina          100%
   United Guaranty Partners Insurance Company ............................           Vermont           80%
   United Guaranty Residential Insurance Company of North Carolina .......    North Carolina          100%
   United Guaranty Residential Insurance Company .........................    North Carolina        75.03% (21)
      United Guaranty Commercial Insurance Company of North Carolina .....    North Carolina          100%
      United Guaranty Mortgage Indemnity Company .........................    North Carolina          100%
      United Guaranty Credit Insurance Company ...........................    North Carolina          100%
   United Guaranty Services, Inc. ........................................    North Carolina          100%

----------
(1) All subsidiaries listed are consolidated in the accompanying financial statements. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)  Percentages include directors' qualifying shares.
(3) The common stock is owned approximately 11.9 percent by Starr International Company, Inc., 1.8 percent by C. V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)  Also owned 10 percent by AIG Matched Funding Corp.
(6)  Also owned 21 percent by Commerce and Industry Insurance Company.
(7)  Formerly known as AIG SunAmerica Inc.
(8)  Also owned 30 percent by AIG Retirement Services. Inc.
(9)  Formerly known as Anchor National Life Insurance Company.
(10) Also owned 8 percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and 8 percent by Birmingham Fire Insurance Company of Pennsylvania.
(11) Indirect wholly-owned subsidiary.
(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(13) Also owned by 11 other AIG subsidiaries.
(14) Also owned 26.06 percent by AIG.
(15) Also owned 22.48 percent by American Home Assurance Company.
(16) Also owned 10 percent by a subsidiary of American Life Insurance Company.
(17) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and 10 percent by Birmingham Fire Insurance Company of Pennsylvania.
(18) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.

(19) 100 percent to be held with other AIG companies.
(20) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.
(21) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

Item 29. Indemnification

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting in behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances. No indemnification shall be made under section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or
(c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account D, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which both offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) Management.

  Name and Principal     Positions and Offices with Underwriter
   Business Address      American General Equity Services Corporation
----------------------   -------------------------------------------------------
Rodney O. Martin, Jr.    Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire          Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis       Director
70 Pine Street
New York, NY 10270

  Name and Principal     Positions and Offices with Underwriter
   Business Address      American General Equity Services Corporation
----------------------   -------------------------------------------------------
Gary D. Reddick          Director
2929 Allen Parkway
Houston, TX 77019

Richard J. Miller        President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.   Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez      Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson       Vice President, Chief Compliance Officer and Anti-
2727 Allen Parkway       Money Laundering Compliance Officer
Houston, TX 77019

Elizabeth M. Tuck        Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski   Tax Officer
70 Pine Street
New York, NY 10270

Amy M. Cinquegrana       Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson        Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

  Name and Principal     Positions and Offices with Underwriter
   Business Address      American General Equity Services Corporation
----------------------   -------------------------------------------------------
John D. Fleming          Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore         Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires           Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                         Net          Compensation on
                     Underwriting    Events Occasioning
Name of Principal   Discounts and    the Deduction of a    Brokerage        Other
   Underwriter       Commissions    Deferred Sales Load   Commissions   Compensation
-----------------   -------------   -------------------   -----------   ------------
American General          0                  0                 0              0
Equity Services
Corporation

Item 31. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Administrative Office located at #1 Franklin Square, Springfield, Illinois 62713.

Item 32. Management Services Not applicable.

Item 33. Fee Representation

American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 2nd day of December, 2004.

                                        AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        SEPARATE ACCOUNT VL-R
                                        (Registrant)

                                    BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)


                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                           AND CONTROLLER

[SEAL]


ATTEST: LAUREN W. JONES
        -------------------------
        LAUREN W. JONES
        ASSISTANT SECRETARY

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                Date
---------                              -----                ----


RODNEY O. MARTIN, JR.           Director, Chairman,   December 2, 2004
-----------------------------   President and Chief
RODNEY O. MARTIN, JR.           Executive Officer


CHRISTOPHER J. SWIFT            Director and Chief    December 2, 2004
-----------------------------   Financial Officer
CHRISTOPHER J. SWIFT


M. BERNARD AIDINOFF             Director              December 2, 2004
-----------------------------
M. BERNARD AIDINOFF


DAVID J. DIETZ                  Director              December 2, 2004
-----------------------------
DAVID J. DIETZ


DAVID L. HERZOG                 Director              December 2, 2004
-----------------------------
DAVID L. HERZOG


RICHARD A. HOLLAR               Director              December 2, 2004
-----------------------------
RICHARD A. HOLLAR


ROYCE G. IMHOFF II              Director              December 2, 2004
-----------------------------
ROYCE G. IMHOFF II


DONALD P. KANAK, JR.            Director              December 2, 2004
-----------------------------
DONALD P. KANAK, JR.

Signature                              Title                Date
---------                              -----                ----


RICHARD J. MILLER               Director              December 2, 2004
-----------------------------
RICHARD J. MILLER


ERNEST T. PATRIKIS              Director              December 2, 2004
-----------------------------
ERNEST T. PATRIKIS


GARY D. REDDICK                 Director              December 2, 2004
-----------------------------
GARY D. REDDICK


MARTIN J. SULLIVAN              Director              December 2, 2004
-----------------------------
MARTIN J. SULLIVAN


JAMES W. WEAKLEY                Director              December 2, 2004
-----------------------------
JAMES W. WEAKLEY

                                  EXHIBIT INDEX

Item 26. Exhibits

     (e)(3) Specimen form of Variable Universal Life Insurance Supplemental Application, Form No. AGLC 0198-00 Rev0504.

     (e)(4) Form of Service Request Form, Form No. AGLC0223 Rev 1204.

     (n)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                       E-1